UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6440

Fidelity Aberdeen Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2010 Fund®

December 31, 2014

1.811320.110

AFF10-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.7%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	2,318,349	$ 24,296,294
Fidelity Advisor Series Equity-Income Fund (c)	3,675,982	47,493,693
Fidelity Advisor Series Growth & Income Fund (c)	2,455,243	33,243,987
Fidelity Advisor Series Growth Opportunities Fund (c)	2,273,012	26,003,261
Fidelity Advisor Series Opportunistic Insights Fund (c)	1,463,187	21,977,070
Fidelity Advisor Series Small Cap Fund (c)	1,159,807	12,757,878
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	2,413,610	32,197,563
Fidelity Series 100 Index Fund (c)	1,060,707	14,118,010
Fidelity Series 1000 Value Index Fund (c)	472,656	5,359,923
Fidelity Series All-Sector Equity Fund (c)	2,264,510	32,042,814
Fidelity Series Commodity Strategy Fund (a)(c)	955,503	6,239,433
Fidelity Series Real Estate Equity Fund (c)	239,273	3,402,458
Fidelity Series Small Cap Opportunities Fund (c)	1,197,395	15,602,054
TOTAL DOMESTIC EQUITY FUNDS (Cost $228,395,927)		274,734,438
International Equity Funds - 14.2%

Fidelity Series Emerging Markets Fund (c)	2,000,693	33,331,545
Fidelity Series International Growth Fund (c)	2,449,902	33,073,678
Fidelity Series International Small Cap Fund (c)	505,025	7,509,725
Fidelity Series International Value Fund (c)	3,362,252	32,445,729
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $94,033,843)		106,360,677
Bond Funds - 39.8%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	494,162	$ 4,748,894
Fidelity Series Floating Rate High Income Fund (c)	379,225	3,682,279
Fidelity Series High Income Fund (c)	2,795,610	27,257,198
Fidelity Series Inflation-Protected Bond Index Fund (c)	1,869,458	18,021,579
Fidelity Series Investment Grade Bond Fund (c)	21,064,558	241,189,187
Fidelity Series Real Estate Income Fund (c)	328,130	3,652,087
TOTAL BOND FUNDS (Cost $293,891,972)		298,551,224
Short-Term Funds - 9.3%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	2,174,339	20,330,069
Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (b)(c)	49,178,031	49,178,031
TOTAL SHORT-TERM FUNDS (Cost $69,285,500)		69,508,100
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $685,607,242)		749,154,439
NET OTHER ASSETS (LIABILITIES) - 0.0%		(170,527)
NET ASSETS - 100%		$ 748,983,912
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 26,370,495	$ 3,286,866	$ 14,098	$ 24,296,294
Fidelity Advisor Equity Growth Fund Institutional Class	26,651,508	47,165	27,119,578	-	-
Fidelity Advisor Series Equity-Income Fund	51,397,293	5,003,370	10,439,839	1,071,408	47,493,693
Fidelity Advisor Series Growth & Income Fund	40,679,760	2,538,209	11,328,542	643,824	33,243,987
Fidelity Advisor Series Growth Opportunities Fund	25,652,239	466,531	1,841,407	35,701	26,003,261
Fidelity Advisor Series Opportunistic Insights Fund	22,880,359	1,936,564	4,463,157	-	21,977,070
Fidelity Advisor Series Small Cap Fund	13,866,591	1,233,696	2,601,064	21,311	12,757,878
Fidelity Advisor Series Stock Selector Large Cap Value Fund	33,144,735	3,591,689	6,279,861	374,466	32,197,563
Fidelity Advisor Short Fixed-Income Fund Institutional Class	53,634,412	992,378	34,329,461	260,374	20,330,069
Fidelity Institutional Money Market Portfolio Institutional Class	67,008,658	2,624,900	20,455,526	38,183	49,178,031
Fidelity Series 100 Index Fund	14,856,796	796,043	2,821,858	279,973	14,118,010
Fidelity Series 1000 Value Index Fund	6,024,276	321,159	1,328,038	106,416	5,359,923
Fidelity Series All-Sector Equity Fund	36,412,220	3,720,996	8,433,604	253,945	32,042,814
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund	$ 10,317,190	$ 173,656	$ 2,312,839	$ -	$ 6,239,433
Fidelity Series Emerging Markets Debt Fund	4,955,256	1,572,783	1,475,902	220,800	4,748,894
Fidelity Series Emerging Markets Fund	25,946,811	11,989,857	3,171,843	279,977	33,331,545
Fidelity Series Floating Rate High Income Fund	9,579,900	621,765	6,218,333	216,208	3,682,279
Fidelity Series High Income Fund	48,328,406	3,558,965	21,981,778	1,579,489	27,257,198
Fidelity Series Inflation-Protected Bond Index Fund	14,761,732	6,637,311	2,971,661	18,096	18,021,579
Fidelity Series International Growth Fund	44,556,018	1,700,852	11,578,308	450,674	33,073,678
Fidelity Series International Small Cap Fund	10,384,441	316,327	2,474,591	70,165	7,509,725
Fidelity Series International Value Fund	45,093,645	3,089,213	10,791,945	1,406,277	32,445,729
Fidelity Series Investment Grade Bond Fund	228,793,251	45,804,183	37,321,165	4,526,457	241,189,187
Fidelity Series Real Estate Equity Fund	3,825,175	354,609	1,136,990	62,082	3,402,458
Fidelity Series Real Estate Income Fund	4,140,386	380,767	827,374	172,533	3,652,087
Fidelity Series Small Cap Opportunities Fund	16,951,796	2,379,771	3,065,119	49,885	15,602,054
Total	$ 859,842,854	$ 128,223,254	$ 240,056,649	$ 12,152,342	$ 749,154,439
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $686,054,227. Net unrealized appreciation aggregated $63,100,212, of which $69,436,537 related to appreciated investment securities and $6,336,325 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2020 Fund®

December 31, 2014

1.811328.110

AFF20-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 46.5%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	12,793,059	$ 134,071,255
Fidelity Advisor Series Equity-Income Fund (c)	19,930,571	257,502,981
Fidelity Advisor Series Growth & Income Fund (c)	13,514,562	182,987,168
Fidelity Advisor Series Growth Opportunities Fund (c)	11,790,044	134,878,106
Fidelity Advisor Series Opportunistic Insights Fund (c)	7,880,265	118,361,574
Fidelity Advisor Series Small Cap Fund (c)	6,272,714	68,999,857
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	13,050,517	174,093,894
Fidelity Series 100 Index Fund (c)	5,695,921	75,812,713
Fidelity Series 1000 Value Index Fund (c)	2,525,817	28,642,769
Fidelity Series All-Sector Equity Fund (c)	12,304,553	174,109,427
Fidelity Series Commodity Strategy Fund (a)(c)	4,066,256	26,552,651
Fidelity Series Real Estate Equity Fund (c)	1,332,924	18,954,175
Fidelity Series Small Cap Opportunities Fund (c)	6,454,394	84,100,758
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,248,850,001)		1,479,067,328
International Equity Funds - 18.0%

Fidelity Series Emerging Markets Fund (c)	10,109,876	168,430,536
Fidelity Series International Growth Fund (c)	13,600,640	183,608,635
Fidelity Series International Small Cap Fund (c)	2,798,774	41,617,764
Fidelity Series International Value Fund (c)	18,717,933	180,628,049
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $512,925,401)		574,284,984
Bond Funds - 32.4%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	2,115,144	$ 20,326,531
Fidelity Series Floating Rate High Income Fund (c)	1,605,957	15,593,842
Fidelity Series High Income Fund (c)	12,574,088	122,597,353
Fidelity Series Inflation-Protected Bond Index Fund (c)	2,812,316	27,110,728
Fidelity Series Investment Grade Bond Fund (c)	72,449,925	829,551,645
Fidelity Series Real Estate Income Fund (c)	1,382,585	15,388,168
TOTAL BOND FUNDS (Cost $1,026,863,185)		1,030,568,267
Short-Term Funds - 3.1%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	3,196,761	29,889,715
Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (b)(c)	69,737,352	69,737,352
TOTAL SHORT-TERM FUNDS (Cost $98,860,781)		99,627,067
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,887,499,368)		3,183,547,646
NET OTHER ASSETS (LIABILITIES) - 0.0%		(667,826)
NET ASSETS - 100%		$ 3,182,879,820
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 140,803,684	$ 13,241,262	$ 78,018	$ 134,071,255
Fidelity Advisor Equity Growth Fund Institutional Class	138,952,414	586,162	141,884,524	-	-
Fidelity Advisor Series Equity-Income Fund	263,193,072	23,141,344	36,767,709	5,640,800	257,502,981
Fidelity Advisor Series Growth & Income Fund	204,640,504	14,613,593	43,044,966	3,332,406	182,987,168
Fidelity Advisor Series Growth Opportunities Fund	122,452,317	4,866,519	1,334,842	185,182	134,878,106
Fidelity Advisor Series Opportunistic Insights Fund	117,332,657	7,880,296	15,075,399	-	118,361,574
Fidelity Advisor Series Small Cap Fund	69,583,906	8,239,256	11,604,647	117,000	68,999,857
Fidelity Advisor Series Stock Selector Large Cap Value Fund	163,124,211	25,161,278	22,826,654	2,030,611	174,093,894
Fidelity Advisor Short Fixed-Income Fund Institutional Class	95,572,803	2,124,647	67,842,373	464,224	29,889,715
Fidelity Institutional Money Market Portfolio Institutional Class	118,288,330	2,122,558	50,673,536	65,250	69,737,352
Fidelity Series 100 Index Fund	74,325,330	5,049,202	10,228,344	1,510,178	75,812,713
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 1000 Value Index Fund	$ 30,074,450	$ 2,032,816	$ 5,185,492	$ 570,283	$ 28,642,769
Fidelity Series All-Sector Equity Fund	178,294,761	21,949,548	31,008,887	1,383,848	174,109,427
Fidelity Series Commodity Strategy Fund	40,864,214	932,777	7,116,680	-	26,552,651
Fidelity Series Emerging Markets Debt Fund	22,690,533	1,426,376	2,563,287	933,043	20,326,531
Fidelity Series Emerging Markets Fund	133,192,392	53,679,648	11,477,563	1,407,876	168,430,536
Fidelity Series Floating Rate High Income Fund	35,648,893	3,502,685	22,300,155	858,508	15,593,842
Fidelity Series High Income Fund	203,741,125	15,157,361	84,608,077	6,787,908	122,597,353
Fidelity Series Inflation-Protected Bond Index Fund	30,235,429	1,297,677	3,882,115	34,580	27,110,728
Fidelity Series International Growth Fund	222,984,013	10,706,546	40,948,322	2,484,456	183,608,635
Fidelity Series International Small Cap Fund	50,730,785	2,057,143	7,384,897	386,850	41,617,764
Fidelity Series International Value Fund	224,576,763	17,740,324	35,304,560	7,680,084	180,628,049
Fidelity Series Investment Grade Bond Fund	728,739,921	172,600,620	84,620,356	14,891,148	829,551,645
Fidelity Series Real Estate Equity Fund	17,589,729	2,395,627	2,793,893	324,967	18,954,175
Fidelity Series Real Estate Income Fund	16,230,635	1,525,700	2,187,192	711,390	15,388,168
Fidelity Series Small Cap Opportunities Fund	86,870,526	11,281,659	10,652,566	266,359	84,100,758
Total	$ 3,389,929,713	$ 552,875,046	$ 766,558,298	$ 52,144,969	$ 3,183,547,646
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $2,889,552,719. Net unrealized appreciation aggregated $293,994,927, of which $324,203,905 related to appreciated investment securities and $30,208,978 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2030 Fund®

December 31, 2014

1.811336.110

AFF30-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.5%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	16,356,081	$ 171,411,732
Fidelity Advisor Series Equity-Income Fund (c)	26,494,084	342,303,562
Fidelity Advisor Series Growth & Income Fund (c)	17,463,771	236,459,456
Fidelity Advisor Series Growth Opportunities Fund (c)	15,293,352	174,955,946
Fidelity Advisor Series Opportunistic Insights Fund (c)	10,514,114	157,921,989
Fidelity Advisor Series Small Cap Fund (c)	8,646,250	95,108,749
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	17,264,709	230,311,223
Fidelity Series 100 Index Fund (c)	7,736,802	102,976,832
Fidelity Series 1000 Value Index Fund (c)	3,394,114	38,489,251
Fidelity Series All-Sector Equity Fund (c)	16,207,976	229,342,866
Fidelity Series Commodity Strategy Fund (a)(c)	4,087,808	26,693,385
Fidelity Series Real Estate Equity Fund (c)	1,716,068	24,402,486
Fidelity Series Small Cap Opportunities Fund (c)	8,796,574	114,619,356
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,659,837,619)		1,944,996,833
International Equity Funds - 24.6%

Fidelity Series Emerging Markets Fund (c)	12,446,860	207,364,691
Fidelity Series International Growth Fund (c)	18,783,367	253,575,455
Fidelity Series International Small Cap Fund (c)	3,875,759	57,632,534
Fidelity Series International Value Fund (c)	25,568,073	246,731,901
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $702,200,760)		765,304,581
Bond Funds - 11.7%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	2,074,558	$ 19,936,502
Fidelity Series Floating Rate High Income Fund (c)	1,572,886	15,272,726
Fidelity Series High Income Fund (c)	11,032,402	107,565,920
Fidelity Series Inflation-Protected Bond Index Fund (c)	97	935
Fidelity Series Investment Grade Bond Fund (c)	17,993,803	206,029,048
Fidelity Series Real Estate Income Fund (c)	1,354,813	15,079,073
TOTAL BOND FUNDS (Cost $361,129,593)		363,884,204
Short-Term Funds - 1.2%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	1,215,776	11,367,502
Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (b)(c)	27,230,735	27,230,735
TOTAL SHORT-TERM FUNDS (Cost $38,603,175)		38,598,237
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,761,771,147)	3,112,783,855
NET OTHER ASSETS (LIABILITIES) - 0.0%	(626,603)
NET ASSETS - 100%	$ 3,112,157,252
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 184,297,060	$ 21,427,320	$ 99,613	$ 171,411,732
Fidelity Advisor Equity Growth Fund Institutional Class	180,591,438	945,880	184,565,529	-	-
Fidelity Advisor Series Equity-Income Fund	352,044,918	35,190,177	55,585,883	7,508,080	342,303,562
Fidelity Advisor Series Growth & Income Fund	232,896,023	31,662,823	35,720,473	4,077,666	236,459,456
Fidelity Advisor Series Growth Opportunities Fund	163,539,168	3,140,066	3,321,567	240,207	174,955,946
Fidelity Advisor Series Opportunistic Insights Fund	160,612,516	10,979,713	24,939,460	-	157,921,989
Fidelity Advisor Series Small Cap Fund	92,792,339	12,232,005	13,848,998	162,978	95,108,749
Fidelity Advisor Series Stock Selector Large Cap Value Fund	233,801,000	25,133,745	40,983,326	2,696,052	230,311,223
Fidelity Advisor Short Fixed-Income Fund Institutional Class	-	14,214,998	2,836,945	24,789	11,367,502
Fidelity Institutional Money Market Portfolio Institutional Class	-	33,976,384	6,745,649	7,256	27,230,735
Fidelity Series 100 Index Fund	97,248,296	12,294,822	15,525,474	2,075,599	102,976,832
Fidelity Series 1000 Value Index Fund	39,339,638	2,958,545	6,157,437	769,183	38,489,251
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series All-Sector Equity Fund	$ 228,813,984	$ 33,866,357	$ 34,452,516	$ 1,829,454	$ 229,342,866
Fidelity Series Commodity Strategy Fund	38,561,460	1,205,291	4,866,750	-	26,693,385
Fidelity Series Emerging Markets Debt Fund	22,045,419	1,456,017	2,348,448	913,657	19,936,502
Fidelity Series Emerging Markets Fund	177,281,078	52,943,952	14,828,336	1,687,305	207,364,691
Fidelity Series Floating Rate High Income Fund	27,356,941	2,060,021	12,938,706	438,568	15,272,726
Fidelity Series High Income Fund	213,571,385	13,601,763	108,123,748	9,530,013	107,565,920
Fidelity Series Inflation-Protected Bond Index Fund	3,070,098	1,649,738	4,727,519	2,883	935
Fidelity Series International Growth Fund	296,012,399	15,122,506	45,404,821	3,443,679	253,575,455
Fidelity Series International Small Cap Fund	67,209,134	4,031,533	8,483,221	537,647	57,632,534
Fidelity Series International Value Fund	291,472,129	26,069,140	34,674,607	10,526,546	246,731,901
Fidelity Series Investment Grade Bond Fund	165,148,062	61,196,244	23,408,769	3,673,704	206,029,048
Fidelity Series Real Estate Equity Fund	21,919,897	4,848,900	4,610,600	418,187	24,402,486
Fidelity Series Real Estate Income Fund	15,456,345	1,611,475	1,804,721	692,844	15,079,073
Fidelity Series Small Cap Opportunities Fund	117,534,715	17,312,338	15,768,368	371,217	114,619,356
Total	$ 3,238,318,382	$ 604,001,493	$ 728,099,191	$ 51,727,127	$ 3,112,783,855
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $2,763,897,904. Net unrealized appreciation aggregated $348,885,951, of which $378,445,680 related to appreciated investment securities and $29,559,729 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2040 Fund®

December 31, 2014

1.811338.110

AFF40-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.4%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	12,440,077	$ 130,372,007
Fidelity Advisor Series Equity-Income Fund (c)	20,079,519	259,427,389
Fidelity Advisor Series Growth & Income Fund (c)	13,334,867	180,554,096
Fidelity Advisor Series Growth Opportunities Fund (c)	11,475,637	131,281,290
Fidelity Advisor Series Opportunistic Insights Fund (c)	8,031,441	120,632,249
Fidelity Advisor Series Small Cap Fund (c)	6,590,247	72,492,714
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	13,109,214	174,876,909
Fidelity Series 100 Index Fund (c)	5,906,350	78,613,525
Fidelity Series 1000 Value Index Fund (c)	2,565,951	29,097,888
Fidelity Series All-Sector Equity Fund (c)	12,315,618	174,265,992
Fidelity Series Commodity Strategy Fund (a)(c)	2,845,351	18,580,143
Fidelity Series Real Estate Equity Fund (c)	1,306,798	18,582,668
Fidelity Series Small Cap Opportunities Fund (c)	6,661,202	86,795,456
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,259,946,774)		1,475,572,326
International Equity Funds - 26.5%

Fidelity Series Emerging Markets Fund (c)	9,508,275	158,407,867
Fidelity Series International Growth Fund (c)	14,430,729	194,814,843
Fidelity Series International Small Cap Fund (c)	2,914,424	43,337,490
Fidelity Series International Value Fund (c)	19,943,692	192,456,631
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $535,313,439)		589,016,831
Bond Funds - 5.7%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	1,402,371	$ 13,476,782
Fidelity Series Floating Rate High Income Fund (c)	1,120,166	10,876,811
Fidelity Series High Income Fund (c)	8,224,605	80,189,894
Fidelity Series Investment Grade Bond Fund (c)	942,705	10,793,975
Fidelity Series Real Estate Income Fund (c)	965,782	10,749,157
TOTAL BOND FUNDS (Cost $128,396,738)		126,086,619
Short-Term Funds - 1.4%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	1,043,201	9,753,933
Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (b)(c)	22,772,227	22,772,227
TOTAL SHORT-TERM FUNDS (Cost $32,535,646)		32,526,160
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,956,192,597)	2,223,201,936
NET OTHER ASSETS (LIABILITIES) - 0.0%	(452,904)
NET ASSETS - 100%	$ 2,222,749,032
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 143,847,564	$ 20,178,029	$ 75,432	$ 130,372,007
Fidelity Advisor Equity Growth Fund Institutional Class	138,961,629	1,534,552	142,892,364	-	-
Fidelity Advisor Series Equity-Income Fund	261,630,767	29,507,725	39,495,814	5,661,394	259,427,389
Fidelity Advisor Series Growth & Income Fund	178,845,619	20,138,570	29,571,808	3,100,482	180,554,096
Fidelity Advisor Series Growth Opportunities Fund	121,857,798	2,668,423	2,073,125	181,057	131,281,290
Fidelity Advisor Series Opportunistic Insights Fund	105,843,986	20,987,542	15,199,519	-	120,632,249
Fidelity Advisor Series Small Cap Fund	67,823,649	10,728,223	8,948,151	122,926	72,492,714
Fidelity Advisor Series Stock Selector Large Cap Value Fund	172,735,870	20,151,032	27,200,544	2,042,210	174,876,909
Fidelity Advisor Short Fixed-Income Fund Institutional Class	-	10,041,544	282,342	18,921	9,753,933
Fidelity Institutional Money Market Portfolio Institutional Class	-	24,170,407	2,138,358	5,497	22,772,227
Fidelity Series 100 Index Fund	71,810,712	10,275,266	10,137,917	1,568,843	78,613,525
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 1000 Value Index Fund	$ 28,965,437	$ 2,567,192	$ 4,171,561	$ 580,544	$ 29,097,888
Fidelity Series All-Sector Equity Fund	176,328,497	25,398,466	28,480,418	1,386,357	174,265,992
Fidelity Series Commodity Strategy Fund	21,731,866	4,481,727	2,124,393	-	18,580,143
Fidelity Series Emerging Markets Debt Fund	15,630,303	1,277,842	2,691,540	632,819	13,476,782
Fidelity Series Emerging Markets Fund	129,991,691	45,462,658	10,690,049	1,304,058	158,407,867
Fidelity Series Floating Rate High Income Fund	15,306,495	1,344,449	4,934,903	429,059	10,876,811
Fidelity Series High Income Fund	152,152,524	10,730,745	91,867,275	4,324,180	80,189,894
Fidelity Series International Growth Fund	216,516,370	15,473,235	27,585,658	2,636,184	194,814,843
Fidelity Series International Small Cap Fund	48,849,717	3,717,266	5,363,717	402,863	43,337,490
Fidelity Series International Value Fund	217,831,731	28,886,119	29,902,855	7,900,227	192,456,631
Fidelity Series Investment Grade Bond Fund	35,619,081	4,322,554	29,585,170	481,243	10,793,975
Fidelity Series Real Estate Equity Fund	17,742,353	2,436,433	4,082,592	322,804	18,582,668
Fidelity Series Real Estate Income Fund	10,957,496	1,471,522	1,704,496	488,699	10,749,157
Fidelity Series Small Cap Opportunities Fund	85,786,605	15,110,730	10,810,303	278,199	86,795,456
Total	$ 2,292,920,196	$ 456,731,786	$ 552,112,901	$ 33,943,998	$ 2,223,201,936
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $1,958,073,459. Net unrealized appreciation aggregated $265,128,477, of which $285,302,682 related to appreciated investment securities and $20,174,205 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom Income Fund®

December 31, 2014

1.811329.110

AFF-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 19.6%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	428,173	$ 4,487,252
Fidelity Advisor Series Equity-Income Fund (c)	688,042	8,889,509
Fidelity Advisor Series Growth & Income Fund (c)	465,994	6,309,558
Fidelity Advisor Series Growth Opportunities Fund (c)	399,153	4,566,310
Fidelity Advisor Series Opportunistic Insights Fund (c)	273,754	4,111,790
Fidelity Advisor Series Small Cap Fund (c)	214,099	2,355,091
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	455,266	6,073,250
Fidelity Series 100 Index Fund (c)	198,741	2,645,242
Fidelity Series 1000 Value Index Fund (c)	87,743	995,007
Fidelity Series All-Sector Equity Fund (c)	426,541	6,035,562
Fidelity Series Commodity Strategy Fund (a)(c)	356,062	2,325,084
Fidelity Series Real Estate Equity Fund (c)	44,992	639,792
Fidelity Series Small Cap Opportunities Fund (c)	223,498	2,912,175
TOTAL DOMESTIC EQUITY FUNDS (Cost $44,160,026)		52,345,622
International Equity Funds - 6.7%

Fidelity Series Emerging Markets Fund (c)	394,359	6,570,018
Fidelity Series International Growth Fund (c)	387,401	5,229,915
Fidelity Series International Small Cap Fund (c)	77,878	1,158,044
Fidelity Series International Value Fund (c)	525,255	5,068,708
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $15,692,964)		18,026,685
Bond Funds - 49.4%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	159,365	$ 1,531,496
Fidelity Series Floating Rate High Income Fund (c)	135,191	1,312,700
Fidelity Series High Income Fund (c)	935,156	9,117,773
Fidelity Series Inflation-Protected Bond Index Fund (c)	962,512	9,278,613
Fidelity Series Investment Grade Bond Fund (c)	9,547,758	109,321,831
Fidelity Series Real Estate Income Fund (c)	115,069	1,280,716
TOTAL BOND FUNDS (Cost $128,468,407)		131,843,129
Short-Term Funds - 24.3%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	2,073,674	19,388,851
Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (b)(c)	45,472,367	45,472,367
TOTAL SHORT-TERM FUNDS (Cost $64,193,325)		64,861,218
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $252,514,722)	267,076,654
NET OTHER ASSETS (LIABILITIES) - 0.0%	(56,924)
NET ASSETS - 100%	$ 267,019,730
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 4,968,474	$ 684,978	$ 2,637	$ 4,487,252
Fidelity Advisor Equity Growth Fund Institutional Class	4,369,329	127,833	4,563,281	-	-
Fidelity Advisor Series Equity-Income Fund	8,419,925	2,781,063	2,544,323	187,548	8,889,509
Fidelity Advisor Series Growth & Income Fund	6,522,670	1,380,348	1,797,840	108,820	6,309,558
Fidelity Advisor Series Growth Opportunities Fund	4,134,051	473,357	331,089	6,269	4,566,310
Fidelity Advisor Series Opportunistic Insights Fund	3,784,677	1,166,170	1,105,297	-	4,111,790
Fidelity Advisor Series Small Cap Fund	2,344,812	566,321	645,972	3,972	2,355,091
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5,436,742	1,955,037	1,582,433	71,289	6,073,250
Fidelity Advisor Short Fixed-Income Fund Institutional Class	38,772,455	4,320,575	23,723,176	199,638	19,388,851
Fidelity Institutional Money Market Portfolio Institutional Class	47,424,506	10,417,971	12,370,111	29,945	45,472,367
Fidelity Series 100 Index Fund	2,426,817	820,960	820,022	53,086	2,645,242
Fidelity Series 1000 Value Index Fund	983,936	262,282	306,103	19,937	995,007
Fidelity Series All-Sector Equity Fund	5,512,223	2,232,319	1,701,373	48,279	6,035,562
Fidelity Series Commodity Strategy Fund	3,108,298	680,581	761,554	-	2,325,084
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Debt Fund	$ 1,361,591	$ 762,623	$ 486,368	$ 72,174	$ 1,531,496
Fidelity Series Emerging Markets Fund	4,459,691	3,149,714	760,541	55,683	6,570,018
Fidelity Series Floating Rate High Income Fund	3,386,915	396,401	2,363,611	78,267	1,312,700
Fidelity Series High Income Fund	14,699,403	1,554,731	6,293,748	464,710	9,117,773
Fidelity Series Inflation-Protected Bond Index Fund	8,029,494	3,326,103	1,856,937	9,907	9,278,613
Fidelity Series International Growth Fund	7,505,601	959,451	2,993,120	71,736	5,229,915
Fidelity Series International Small Cap Fund	1,747,432	180,178	654,001	10,909	1,158,044
Fidelity Series International Value Fund	7,276,232	1,051,933	2,442,825	225,331	5,068,708
Fidelity Series Investment Grade Bond Fund	104,097,064	26,458,627	23,023,645	2,056,227	109,321,831
Fidelity Series Real Estate Equity Fund	591,989	169,263	180,389	10,639	639,792
Fidelity Series Real Estate Income Fund	1,075,648	524,364	299,663	59,211	1,280,716
Fidelity Series Small Cap Opportunities Fund	2,782,159	1,009,141	773,006	9,003	2,912,175
Total	$ 290,253,660	$ 71,695,820	$ 95,065,406	$ 3,855,217	$ 267,076,654
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $252,978,860. Net unrealized appreciation aggregated $14,097,794, of which $16,224,503 related to appreciated investment securities and $2,126,709 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® 2005 Fund

December 31, 2014

1.811313.110

F05-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 30.3%
	Shares	Value
Fidelity Series 100 Index Fund (c)	492,874	$ 6,560,149
Fidelity Series 1000 Value Index Fund (c)	332,032	3,765,242
Fidelity Series All-Sector Equity Fund (c)	1,532,309	21,682,173
Fidelity Series Blue Chip Growth Fund (c)	1,551,022	18,751,853
Fidelity Series Commodity Strategy Fund (a)(c)	848,706	5,542,050
Fidelity Series Equity-Income Fund (c)	2,179,137	28,023,702
Fidelity Series Growth & Income Fund (c)	1,594,890	21,546,961
Fidelity Series Growth Company Fund (c)	2,010,986	24,091,611
Fidelity Series Intrinsic Opportunities Fund (c)	959,239	13,774,676
Fidelity Series Opportunistic Insights Fund (c)	953,893	14,203,463
Fidelity Series Real Estate Equity Fund (c)	193,758	2,755,233
Fidelity Series Small Cap Discovery Fund (c)	346,922	3,743,292
Fidelity Series Small Cap Opportunities Fund (c)	864,482	11,264,200
Fidelity Series Stock Selector Large Cap Value Fund (c)	1,438,939	18,965,219
TOTAL DOMESTIC EQUITY FUNDS (Cost $173,140,818)		194,669,824
International Equity Funds - 10.8%

Fidelity Series Emerging Markets Fund (c)	1,171,567	19,518,304
Fidelity Series International Growth Fund (c)	1,671,468	22,564,812
Fidelity Series International Small Cap Fund (c)	339,994	5,055,718
Fidelity Series International Value Fund (c)	2,309,062	22,282,449
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $68,855,415)		69,421,283
Bond Funds - 43.5%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	423,919	$ 4,073,857
Fidelity Series Floating Rate High Income Fund (c)	325,218	3,157,866
Fidelity Series High Income Fund (c)	2,563,439	24,993,529
Fidelity Series Inflation-Protected Bond Index Fund (c)	2,039,923	19,664,855
Fidelity Series Investment Grade Bond Fund (c)	19,630,637	224,770,799
Fidelity Series Real Estate Income Fund (c)	278,326	3,097,769
TOTAL BOND FUNDS (Cost $283,573,154)		279,758,675
Short-Term Funds - 15.4%

Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (b)(c)	56,465,306	56,465,306
Fidelity Short-Term Bond Fund (c)	4,947,262	42,447,506
TOTAL SHORT-TERM FUNDS (Cost $99,892,004)		98,912,812
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $625,461,391)	642,762,594
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3)
NET ASSETS - 100%	$ 642,762,591
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ 71,382,952	$ 2,092,679	$ 17,010,324	$ 43,200	$ 56,465,306
Fidelity Series 100 Index Fund	5,694,585	1,077,516	739,463	129,507	6,560,149
Fidelity Series 1000 Value Index Fund	3,839,487	274,562	579,271	74,504	3,765,242
Fidelity Series All-Sector Equity Fund	21,652,381	3,106,464	3,215,484	171,217	21,682,173
Fidelity Series Blue Chip Growth Fund	18,369,503	1,595,777	3,258,059	36,599	18,751,853
Fidelity Series Commodity Strategy Fund	7,480,697	544,729	839,749	-	5,542,050
Fidelity Series Emerging Markets Debt Fund	4,214,020	517,668	405,423	183,288	4,073,857
Fidelity Series Emerging Markets Fund	16,344,100	5,219,611	1,255,572	161,410	19,518,304
Fidelity Series Equity-Income Fund	27,479,103	3,619,222	3,902,841	601,093	28,023,702
Fidelity Series Floating Rate High Income Fund	7,700,080	463,769	4,751,632	179,956	3,157,866
Fidelity Series Growth & Income Fund	21,730,756	2,041,424	3,134,139	367,025	21,546,961
Fidelity Series Growth Company Fund	22,151,810	820,025	1,240,591	45,902	24,091,611
Fidelity Series High Income Fund	36,278,424	2,791,617	11,772,885	1,254,469	24,993,529
Fidelity Series Inflation-Protected Bond Index Fund	14,652,336	7,213,407	1,728,586	18,617	19,664,855
Fidelity Series International Growth Fund	28,419,831	1,615,855	6,409,298	306,279	22,564,812
Fidelity Series International Small Cap Fund	6,403,800	265,749	1,144,964	47,128	5,055,718
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series International Value Fund	$ 28,812,022	$ 2,300,446	$ 5,496,614	$ 950,568	$ 22,282,449
Fidelity Series Intrinsic Opportunities Fund	14,140,423	1,148,425	1,991,268	194,506	13,774,676
Fidelity Series Investment Grade Bond Fund	200,878,253	38,045,841	17,607,373	4,102,927	224,770,799
Fidelity Series Opportunistic Insights Fund	13,502,942	1,761,479	1,934,913	-	14,203,463
Fidelity Series Real Estate Equity Fund	2,845,214	412,310	765,947	46,276	2,755,233
Fidelity Series Real Estate Income Fund	3,088,323	347,708	299,696	141,225	3,097,769
Fidelity Series Small Cap Discovery Fund	3,617,455	740,742	811,319	6,934	3,743,292
Fidelity Series Small Cap Opportunities Fund	11,031,125	2,040,194	1,386,905	35,806	11,264,200
Fidelity Series Stock Selector Large Cap Value Fund	18,893,896	1,889,319	2,827,929	218,233	18,965,219
Fidelity Short-Term Bond Fund	58,383,026	3,746,794	19,649,478	359,309	42,447,506
Total	$ 668,986,544	$ 85,693,332	$ 114,159,723	$ 9,675,978	$ 642,762,594
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $626,738,433. Net unrealized appreciation aggregated $16,024,161, of which $30,159,622 related to appreciated investment securities and $14,135,461 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® 2015 Fund

December 31, 2014

1.811323.110

F15-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 42.3%
	Shares	Value
Fidelity Series 100 Index Fund (c)	6,637,226	$ 88,341,484
Fidelity Series 1000 Value Index Fund (c)	4,429,339	50,228,703
Fidelity Series All-Sector Equity Fund (c)	20,261,632	286,702,089
Fidelity Series Blue Chip Growth Fund (c)	20,780,114	251,231,581
Fidelity Series Commodity Strategy Fund (a)(c)	7,949,258	51,908,653
Fidelity Series Equity-Income Fund (c)	28,952,703	372,331,766
Fidelity Series Growth & Income Fund (c)	21,081,546	284,811,684
Fidelity Series Growth Company Fund (c)	26,662,212	319,413,305
Fidelity Series Intrinsic Opportunities Fund (c)	12,845,210	184,457,223
Fidelity Series Opportunistic Insights Fund (c)	12,743,160	189,745,650
Fidelity Series Real Estate Equity Fund (c)	2,565,422	36,480,306
Fidelity Series Small Cap Discovery Fund (c)	4,484,328	48,385,896
Fidelity Series Small Cap Opportunities Fund (c)	11,469,584	149,448,681
Fidelity Series Stock Selector Large Cap Value Fund (c)	19,112,581	251,903,823
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,131,429,679)		2,565,390,844
International Equity Funds - 16.0%

Fidelity Series Emerging Markets Fund (c)	16,256,450	270,832,458
Fidelity Series International Growth Fund (c)	23,492,182	317,144,459
Fidelity Series International Small Cap Fund (c)	4,794,037	71,287,331
Fidelity Series International Value Fund (c)	32,729,807	315,842,636
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $899,229,562)		975,106,884
Bond Funds - 36.2%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	4,001,884	$ 38,458,102
Fidelity Series Floating Rate High Income Fund (c)	3,069,878	29,808,516
Fidelity Series High Income Fund (c)	25,539,575	249,010,854
Fidelity Series Inflation-Protected Bond Index Fund (c)	10,148,908	97,835,473
Fidelity Series Investment Grade Bond Fund (c)	152,914,102	1,750,866,467
Fidelity Series Real Estate Income Fund (c)	2,634,857	29,325,964
TOTAL BOND FUNDS (Cost $2,176,943,653)		2,195,305,376
Short-Term Funds - 5.5%

Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (b)(c)	184,488,357	184,488,357
Fidelity Short-Term Bond Fund (c)	17,278,217	148,247,101
TOTAL SHORT-TERM FUNDS (Cost $332,009,737)		332,735,458
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,539,612,631)		6,068,538,562
NET OTHER ASSETS (LIABILITIES) - 0.0%		4,575
NET ASSETS - 100%		$ 6,068,543,137
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ 343,323,111	$ 2,843,192	$ 161,677,945	$ 187,312	$ 184,488,357
Fidelity Series 100 Index Fund	74,144,497	16,559,184	9,376,518	1,746,116	88,341,484
Fidelity Series 1000 Value Index Fund	46,636,335	6,191,908	5,561,287	992,395	50,228,703
Fidelity Series All-Sector Equity Fund	304,480,675	28,593,317	48,840,493	2,261,073	286,702,089
Fidelity Series Blue Chip Growth Fund	245,927,345	12,491,029	34,439,355	489,258	251,231,581
Fidelity Series Commodity Strategy Fund	71,305,753	2,801,788	6,776,849	-	51,908,653
Fidelity Series Emerging Markets Debt Fund	38,684,092	7,487,791	5,306,139	1,717,371	38,458,102
Fidelity Series Emerging Markets Fund	221,111,054	74,581,799	14,769,466	2,147,019	270,832,458
Fidelity Series Equity-Income Fund	374,262,216	31,517,193	44,555,892	8,080,526	372,331,766
Fidelity Series Floating Rate High Income Fund	71,234,961	4,088,907	43,128,025	1,655,369	29,808,516
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Growth & Income Fund	$ 287,336,651	$ 20,894,798	$ 35,286,450	$ 4,861,198	$ 284,811,684
Fidelity Series Growth Company Fund	310,869,608	2,460,389	24,891,534	608,578	319,413,305
Fidelity Series High Income Fund	368,959,968	27,948,920	125,291,447	12,474,476	249,010,854
Fidelity Series Inflation-Protected Bond Index Fund	86,994,900	33,096,580	20,034,471	104,687	97,835,473
Fidelity Series International Growth Fund	379,239,842	23,465,216	64,303,774	4,274,518	317,144,459
Fidelity Series International Small Cap Fund	91,329,509	2,452,759	16,015,295	659,196	71,287,331
Fidelity Series International Value Fund	383,398,185	26,592,546	47,983,959	13,382,132	315,842,636
Fidelity Series Intrinsic Opportunities Fund	182,385,954	17,262,207	21,218,511	2,599,102	184,457,223
Fidelity Series Investment Grade Bond Fund	1,524,098,569	328,466,929	128,396,632	31,389,799	1,750,866,467
Fidelity Series Opportunistic Insights Fund	185,117,642	13,658,513	20,750,073	-	189,745,650
Fidelity Series Real Estate Equity Fund	37,652,632	16,458,211	21,378,375	666,449	36,480,306
Fidelity Series Real Estate Income Fund	30,501,002	2,600,108	3,417,061	1,350,136	29,325,964
Fidelity Series Small Cap Discovery Fund	46,909,221	4,420,541	5,130,270	88,657	48,385,896
Fidelity Series Small Cap Opportunities Fund	148,780,208	22,693,093	16,333,045	468,697	149,448,681
Fidelity Series Stock Selector Large Cap Value Fund	253,084,912	19,701,901	34,266,262	2,894,574	251,903,823
Fidelity Short-Term Bond Fund	280,721,154	8,991,236	141,402,098	1,589,291	148,247,101
Total	$ 6,388,489,996	$ 758,320,055	$ 1,100,531,226	$ 96,687,929	$ 6,068,538,562
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $5,547,471,590. Net unrealized appreciation aggregated $521,066,972, of which $587,148,036 related to appreciated investment securities and $66,081,064 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® 2035 Fund

December 31, 2014

1.811348.110

F35-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 67.0%
	Shares	Value
Fidelity Series 100 Index Fund (c)	10,622,522	$ 141,385,768
Fidelity Series 1000 Value Index Fund (c)	7,088,619	80,384,943
Fidelity Series All-Sector Equity Fund (c)	32,804,214	464,179,633
Fidelity Series Blue Chip Growth Fund (c)	33,658,354	406,929,501
Fidelity Series Commodity Strategy Fund (a)(c)	7,783,653	50,827,254
Fidelity Series Equity-Income Fund (c)	46,810,278	601,980,178
Fidelity Series Growth & Income Fund (c)	34,075,561	460,360,833
Fidelity Series Growth Company Fund (c)	42,466,457	508,748,155
Fidelity Series Intrinsic Opportunities Fund (c)	20,696,323	297,199,192
Fidelity Series Opportunistic Insights Fund (c)	20,425,204	304,131,290
Fidelity Series Real Estate Equity Fund (c)	4,116,702	58,539,504
Fidelity Series Small Cap Discovery Fund (c)	7,003,888	75,571,947
Fidelity Series Small Cap Opportunities Fund (c)	18,614,247	242,543,642
Fidelity Series Stock Selector Large Cap Value Fund (c)	30,867,854	406,838,320
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,432,027,985)		4,099,620,160
International Equity Funds - 25.9%

Fidelity Series Emerging Markets Fund (c)	24,910,831	415,014,443
Fidelity Series International Growth Fund (c)	39,641,631	535,162,019
Fidelity Series International Small Cap Fund (c)	8,002,318	118,994,473
Fidelity Series International Value Fund (c)	53,494,740	516,224,239
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,475,241,222)		1,585,395,174
Bond Funds - 6.0%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	3,981,484	$ 38,262,061
Fidelity Series Floating Rate High Income Fund (c)	3,083,779	29,943,498
Fidelity Series High Income Fund (c)	24,810,473	241,902,109
Fidelity Series Investment Grade Bond Fund (c)	2,357,965	26,998,698
Fidelity Series Real Estate Income Fund (c)	2,648,573	29,478,619
TOTAL BOND FUNDS (Cost $372,727,554)		366,584,985
Short-Term Funds - 1.1%

Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (b)(c)	40,356,650	40,356,650
Fidelity Short-Term Bond Fund (c)	3,507,539	30,094,681
TOTAL SHORT-TERM FUNDS (Cost $70,496,299)		70,451,331
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,350,493,060)		6,122,051,650
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,218)
NET ASSETS - 100%		$ 6,122,048,432
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ -	$ 41,335,224	$ 978,574	$ 8,539	$ 40,356,650
Fidelity Series 100 Index Fund	116,855,094	62,015,970	48,971,335	2,794,027	141,385,768
Fidelity Series 1000 Value Index Fund	78,969,816	7,137,154	10,379,151	1,586,045	80,384,943
Fidelity Series All-Sector Equity Fund	455,645,924	62,411,940	56,111,265	3,663,307	464,179,633
Fidelity Series Blue Chip Growth Fund	384,199,586	28,783,381	49,748,472	787,836	406,929,501
Fidelity Series Commodity Strategy Fund	59,625,273	11,406,570	5,063,841	-	50,827,254
Fidelity Series Emerging Markets Debt Fund	42,339,110	3,301,667	5,054,910	1,731,197	38,262,061
Fidelity Series Emerging Markets Fund	345,709,520	112,702,864	26,856,823	3,395,816	415,014,443
Fidelity Series Equity-Income Fund	585,356,017	66,985,336	67,615,412	12,902,120	601,980,178
Fidelity Series Floating Rate High Income Fund	46,886,694	3,645,190	18,275,428	1,263,009	29,943,498
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Growth & Income Fund	$ 445,453,573	$ 51,101,681	$ 54,853,573	$ 7,729,476	$ 460,360,833
Fidelity Series Growth Company Fund	471,518,107	4,289,054	16,072,503	969,789	508,748,155
Fidelity Series High Income Fund	411,114,191	29,748,470	174,761,855	13,256,444	241,902,109
Fidelity Series International Growth Fund	584,594,559	37,595,618	60,910,063	7,219,736	535,162,019
Fidelity Series International Small Cap Fund	131,044,568	9,815,732	11,346,896	1,102,794	118,994,473
Fidelity Series International Value Fund	589,329,236	63,441,903	61,586,645	21,885,555	516,224,239
Fidelity Series Intrinsic Opportunities Fund	289,015,131	30,627,581	31,748,532	4,205,738	297,199,192
Fidelity Series Investment Grade Bond Fund	90,966,353	8,138,119	73,171,029	1,255,998	26,998,698
Fidelity Series Opportunistic Insights Fund	285,023,821	32,441,671	32,075,872	-	304,131,290
Fidelity Series Real Estate Equity Fund	50,522,403	9,262,482	6,435,210	993,219	58,539,504
Fidelity Series Real Estate Income Fund	29,556,336	3,680,219	3,389,944	1,336,774	29,478,619
Fidelity Series Small Cap Discovery Fund	67,629,258	12,348,777	7,889,163	135,763	75,571,947
Fidelity Series Small Cap Opportunities Fund	233,044,554	44,104,185	25,863,477	775,090	242,543,642
Fidelity Series Stock Selector Large Cap Value Fund	388,744,710	46,218,585	48,628,552	4,678,213	406,838,320
Fidelity Short-Term Bond Fund	-	35,650,674	5,493,700	80,403	30,094,681
Total	$ 6,183,143,834	$ 818,190,047	$ 903,282,225	$ 93,756,888	$ 6,122,051,650
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $5,357,548,525 Net unrealized appreciation aggregated $764,503,125, of which $831,315,646 related to appreciated investment securities and $66,812,521 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® 2040 Fund

December 31, 2014

1.811349.110

F40-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 67.0%
	Shares	Value
Fidelity Series 100 Index Fund (c)	11,886,340	$ 158,207,189
Fidelity Series 1000 Value Index Fund (c)	7,933,933	89,970,802
Fidelity Series All-Sector Equity Fund (c)	36,645,011	518,526,911
Fidelity Series Blue Chip Growth Fund (c)	37,554,649	454,035,709
Fidelity Series Commodity Strategy Fund (a)(c)	8,709,516	56,873,138
Fidelity Series Equity-Income Fund (c)	52,189,448	671,156,298
Fidelity Series Growth & Income Fund (c)	38,053,392	514,101,327
Fidelity Series Growth Company Fund (c)	47,545,590	569,596,168
Fidelity Series Intrinsic Opportunities Fund (c)	23,101,875	331,742,920
Fidelity Series Opportunistic Insights Fund (c)	22,767,802	339,012,576
Fidelity Series Real Estate Equity Fund (c)	4,589,850	65,267,663
Fidelity Series Small Cap Discovery Fund (c)	7,809,597	84,265,550
Fidelity Series Small Cap Opportunities Fund (c)	20,789,401	270,885,901
Fidelity Series Stock Selector Large Cap Value Fund (c)	34,486,530	454,532,459
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,810,533,676)		4,578,174,611
International Equity Funds - 25.8%

Fidelity Series Emerging Markets Fund (c)	27,393,818	456,381,006
Fidelity Series International Growth Fund (c)	44,276,650	597,734,773
Fidelity Series International Small Cap Fund (c)	8,936,197	132,881,247
Fidelity Series International Value Fund (c)	59,751,325	576,600,288
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,646,114,665)		1,763,597,314
Bond Funds - 6.0%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	4,457,771	$ 42,839,175
Fidelity Series Floating Rate High Income Fund (c)	3,443,109	33,432,593
Fidelity Series High Income Fund (c)	27,720,556	270,275,419
Fidelity Series Investment Grade Bond Fund (c)	2,632,533	30,142,503
Fidelity Series Real Estate Income Fund (c)	2,956,549	32,906,385
TOTAL BOND FUNDS (Cost $417,973,274)		409,596,075
Short-Term Funds - 1.2%

Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (b)(c)	45,209,632	45,209,632
Fidelity Short-Term Bond Fund (c)	3,929,466	33,714,821
TOTAL SHORT-TERM FUNDS (Cost $78,975,268)		78,924,453
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,953,596,883)	6,830,292,453
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,443)
NET ASSETS - 100%	$ 6,830,289,010
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ -	$ 46,416,001	$ 1,206,369	$ 9,618	$ 45,209,632
Fidelity Series 100 Index Fund	132,182,651	32,174,873	19,065,345	3,127,843	158,207,189
Fidelity Series 1000 Value Index Fund	88,818,697	7,166,684	11,313,285	1,784,412	89,970,802
Fidelity Series All-Sector Equity Fund	530,850,832	62,487,376	78,062,470	4,104,818	518,526,911
Fidelity Series Blue Chip Growth Fund	434,800,755	27,276,236	57,235,551	881,343	454,035,709
Fidelity Series Commodity Strategy Fund	68,145,428	11,763,437	6,085,881	-	56,873,138
Fidelity Series Emerging Markets Debt Fund	48,032,273	3,485,176	6,092,800	1,950,260	42,839,175
Fidelity Series Emerging Markets Fund	392,322,377	115,104,097	33,291,554	3,749,483	456,381,006
Fidelity Series Equity-Income Fund	663,378,358	69,715,426	81,569,818	14,508,129	671,156,298
Fidelity Series Floating Rate High Income Fund	46,042,055	3,568,396	13,616,075	1,298,325	33,432,593
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Growth & Income Fund	$ 498,732,866	$ 59,108,232	$ 64,682,905	$ 8,643,812	$ 514,101,327
Fidelity Series Growth Company Fund	535,921,647	4,694,174	26,078,853	1,086,790	569,596,168
Fidelity Series High Income Fund	466,573,194	32,515,231	201,699,641	14,939,848	270,275,419
Fidelity Series International Growth Fund	663,052,817	39,393,908	75,581,055	8,073,434	597,734,773
Fidelity Series International Small Cap Fund	149,525,292	9,651,751	14,505,952	1,232,856	132,881,247
Fidelity Series International Value Fund	668,441,245	68,113,700	76,201,239	24,467,022	576,600,288
Fidelity Series Intrinsic Opportunities Fund	323,978,793	34,753,948	37,401,533	4,715,704	331,742,920
Fidelity Series Investment Grade Bond Fund	108,679,701	7,602,845	87,416,611	1,466,656	30,142,503
Fidelity Series Opportunistic Insights Fund	323,205,608	33,289,131	38,678,914	-	339,012,576
Fidelity Series Real Estate Equity Fund	58,408,988	12,177,801	11,284,717	1,128,136	65,267,663
Fidelity Series Real Estate Income Fund	33,526,125	3,540,823	3,753,619	1,502,053	32,906,385
Fidelity Series Small Cap Discovery Fund	77,656,176	12,361,890	9,523,041	152,709	84,265,550
Fidelity Series Small Cap Opportunities Fund	263,257,832	48,443,057	30,984,460	866,489	270,885,901
Fidelity Series Stock Selector Large Cap Value Fund	440,593,793	47,949,461	57,248,820	5,242,720	454,532,459
Fidelity Short-Term Bond Fund	-	39,881,984	6,098,289	90,300	33,714,821
Total	$ 7,016,127,503	$ 832,635,638	$ 1,048,678,797	$ 105,022,760	$ 6,830,292,453
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $5,961,581,759. Net unrealized appreciation aggregated $868,710,694, of which $934,931,716 related to appreciated investment securities and $66,221,022 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2005 Fund

December 31, 2014

1.907103.105

FF-K-05-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 30.3%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	351,618	$ 4,680,029
Fidelity Series 1000 Value Index Fund Class F (c)	239,461	2,717,882
Fidelity Series All-Sector Equity Fund Class F (c)	1,074,954	15,189,104
Fidelity Series Blue Chip Growth Fund Class F (c)	1,097,211	13,265,286
Fidelity Series Commodity Strategy Fund Class F (a)(c)	603,973	3,974,141
Fidelity Series Equity-Income Fund Class F (c)	1,554,070	19,985,342
Fidelity Series Growth & Income Fund Class F (c)	1,132,364	15,320,885
Fidelity Series Growth Company Fund Class F (c)	1,465,456	17,556,165
Fidelity Series Intrinsic Opportunities Fund Class F (c)	692,610	9,952,812
Fidelity Series Opportunistic Insights Fund Class F (c)	668,678	9,976,679
Fidelity Series Real Estate Equity Fund Class F (c)	139,143	1,978,613
Fidelity Series Small Cap Discovery Fund Class F (c)	246,509	2,659,828
Fidelity Series Small Cap Opportunities Fund Class F (c)	618,831	8,106,686
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	1,023,024	13,493,689
TOTAL DOMESTIC EQUITY FUNDS (Cost $116,282,194)		138,857,141
International Equity Funds - 10.8%

Fidelity Series Emerging Markets Fund Class F (c)	841,302	14,041,331
Fidelity Series International Growth Fund Class F (c)	1,196,611	16,190,150
Fidelity Series International Small Cap Fund Class F (c)	244,550	3,641,342
Fidelity Series International Value Fund Class F (c)	1,648,463	15,940,634
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $43,503,142)		49,813,457
Bond Funds - 43.5%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	298,714	$ 2,870,638
Fidelity Series Floating Rate High Income Fund Class F (c)	233,260	2,264,957
Fidelity Series High Income Fund Class F (c)	1,853,740	18,073,967
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	1,454,848	14,039,283
Fidelity Series Investment Grade Bond Fund Class F (c)	13,973,388	159,995,295
Fidelity Series Real Estate Income Fund Class F (c)	199,612	2,221,686
TOTAL BOND FUNDS (Cost $199,790,852)		199,465,826
Short-Term Funds - 15.4%

Fidelity Institutional Money Market Portfolio Class F 0.11% (b)(c)	40,426,760	40,426,760
Fidelity Short-Term Bond Fund Class F (c)	3,535,879	30,337,838
TOTAL SHORT-TERM FUNDS (Cost $70,257,131)		70,764,598
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $429,833,319)	458,901,022
NET OTHER ASSETS (LIABILITIES) - 0.0%	(16,681)
NET ASSETS - 100%	$ 458,884,341
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 51,961,906	$ 4,067,216	$ 15,602,362	$ 31,387	$ 40,426,760
Fidelity Series 100 Index Fund Class F	4,172,909	1,024,183	899,443	94,779	4,680,029
Fidelity Series 1000 Value Index Fund Class F	2,813,100	396,246	663,025	55,061	2,717,882
Fidelity Series All-Sector Equity Fund Class F	15,334,718	3,595,852	3,853,454	144,027	15,189,104
Fidelity Series Blue Chip Growth Fund Class F	13,505,714	1,906,716	3,658,007	46,737	13,265,286
Fidelity Series Commodity Strategy Fund Class F	5,529,348	772,419	1,147,730	-	3,974,141
Fidelity Series Emerging Markets Debt Fund Class F	2,992,990	603,642	547,467	134,240	2,870,638
Fidelity Series Emerging Markets Fund Class F	12,030,943	4,190,531	1,621,846	139,692	14,041,331
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Equity-Income Fund Class F	$ 20,088,587	$ 3,831,256	$ 4,531,127	$ 472,058	$ 19,985,342
Fidelity Series Floating Rate High Income Fund Class F	5,606,765	521,529	3,678,996	134,242	2,264,957
Fidelity Series Growth & Income Fund Class F	15,957,846	2,533,696	3,856,639	294,723	15,320,885
Fidelity Series Growth Company Fund Class F	15,907,241	791,571	836,763	60,983	17,556,165
Fidelity Series High Income Fund Class F	26,401,733	2,805,429	9,464,552	924,255	18,073,967
Fidelity Series Inflation-Protected Bond Index Fund Class F	10,542,477	9,647,883	5,816,306	26,662	14,039,283
Fidelity Series International Growth Fund Class F	20,699,555	2,187,459	5,937,593	250,671	16,190,150
Fidelity Series International Small Cap Fund Class F	4,656,665	442,490	1,115,616	41,575	3,641,342
Fidelity Series International Value Fund Class F	21,001,598	2,694,676	5,342,247	712,560	15,940,634
Fidelity Series Intrinsic Opportunities Fund Class F	10,396,106	1,583,087	2,378,850	159,638	9,952,812
Fidelity Series Investment Grade Bond Fund Class F	146,053,367	35,669,037	24,232,805	3,095,290	159,995,295
Fidelity Series Opportunistic Insights Fund Class F	9,909,787	1,841,555	2,451,644	8,009	9,976,679
Fidelity Series Real Estate Equity Fund Class F	1,936,478	796,773	931,253	34,720	1,978,613
Fidelity Series Real Estate Income Fund Class F	2,251,851	398,020	401,033	105,242	2,221,686
Fidelity Series Small Cap Discovery Fund Class F	2,689,594	674,940	843,059	9,103	2,659,828
Fidelity Series Small Cap Opportunities Fund Class F	8,117,753	1,948,859	1,644,776	40,447	8,106,686
Fidelity Series Stock Selector Large Cap Value Fund Class F	13,880,843	2,419,845	3,567,641	175,935	13,493,689
Fidelity Short-Term Bond Fund Class F	42,559,093	5,178,604	17,375,523	289,050	30,337,838
Total	$ 486,998,967	$ 92,523,514	$ 122,399,757	$ 7,481,086	$ 458,901,022
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $430,706,967. Net unrealized appreciation aggregated $28,194,055, of which $32,766,346 related to appreciated investment securities and $4,572,291 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2010 Fund

December 31, 2014

1.907105.105

FF-K-10-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.6%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	3,572,843	$ 47,554,544
Fidelity Series 1000 Value Index Fund Class F (c)	2,424,606	27,519,283
Fidelity Series All-Sector Equity Fund Class F (c)	10,984,979	155,217,756
Fidelity Series Blue Chip Growth Fund Class F (c)	11,168,580	135,028,131
Fidelity Series Commodity Strategy Fund Class F (a)(c)	5,018,401	33,021,076
Fidelity Series Equity-Income Fund Class F (c)	15,720,262	202,162,568
Fidelity Series Growth & Income Fund Class F (c)	11,449,329	154,909,427
Fidelity Series Growth Company Fund Class F (c)	15,049,310	180,290,736
Fidelity Series Intrinsic Opportunities Fund Class F (c)	6,981,748	100,327,724
Fidelity Series Opportunistic Insights Fund Class F (c)	6,790,673	101,316,845
Fidelity Series Real Estate Equity Fund Class F (c)	1,407,329	20,012,225
Fidelity Series Small Cap Discovery Fund Class F (c)	2,354,724	25,407,467
Fidelity Series Small Cap Opportunities Fund Class F (c)	6,237,476	81,710,933
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	10,308,438	135,968,291
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,146,588,081)		1,400,447,006
International Equity Funds - 13.8%

Fidelity Series Emerging Markets Fund Class F (c)	9,011,478	150,401,563
Fidelity Series International Growth Fund Class F (c)	12,655,836	171,233,458
Fidelity Series International Small Cap Fund Class F (c)	2,579,114	38,403,004
Fidelity Series International Value Fund Class F (c)	17,452,358	168,764,304
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $457,166,840)		528,802,329
Bond Funds - 39.6%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	2,564,060	$ 24,640,617
Fidelity Series Floating Rate High Income Fund Class F (c)	1,952,848	18,962,157
Fidelity Series High Income Fund Class F (c)	15,376,209	149,918,040
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	9,589,797	92,541,542
Fidelity Series Investment Grade Bond Fund Class F (c)	106,003,991	1,213,745,694
Fidelity Series Real Estate Income Fund Class F (c)	1,672,487	18,614,777
TOTAL BOND FUNDS (Cost $1,525,782,943)		1,518,422,827
Short-Term Funds - 10.0%

Fidelity Institutional Money Market Portfolio Class F 0.11% (b)(c)	217,209,965	217,209,965
Fidelity Short-Term Bond Fund Class F (c)	19,310,639	165,685,284
TOTAL SHORT-TERM FUNDS (Cost $380,127,644)		382,895,249
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,509,665,508)	3,830,567,411
NET OTHER ASSETS (LIABILITIES) - 0.0%	(151,275)
NET ASSETS - 100%	$ 3,830,416,136
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 334,962,376	$ 7,075,093	$ 124,827,505	$ 188,783	$ 217,209,965
Fidelity Series 100 Index Fund Class F	45,182,420	7,236,423	8,902,071	982,316	47,554,544
Fidelity Series 1000 Value Index Fund Class F	30,459,828	1,873,369	6,617,067	569,066	27,519,283
Fidelity Series All-Sector Equity Fund Class F	187,718,960	18,240,358	52,815,781	1,502,337	155,217,756
Fidelity Series Blue Chip Growth Fund Class F	142,099,487	11,131,491	34,003,977	490,848	135,028,131
Fidelity Series Commodity Strategy Fund Class F	48,181,088	2,586,425	7,696,608	-	33,021,076
Fidelity Series Emerging Markets Debt Fund Class F	27,244,103	3,496,110	4,572,545	1,174,114	24,640,617
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Fund Class F	$ 131,220,990	$ 36,963,489	$ 11,902,593	$ 1,486,093	$ 150,401,563
Fidelity Series Equity-Income Fund Class F	222,074,882	18,674,060	45,203,947	5,003,324	202,162,568
Fidelity Series Floating Rate High Income Fund Class F	48,463,715	3,608,551	31,547,738	1,130,583	18,962,157
Fidelity Series Growth & Income Fund Class F	168,310,715	14,742,056	35,062,326	3,056,680	154,909,427
Fidelity Series Growth Company Fund Class F	175,859,579	2,594,003	16,039,151	626,672	180,290,736
Fidelity Series High Income Fund Class F	244,241,991	17,103,792	96,859,067	8,302,125	149,918,040
Fidelity Series Inflation-Protected Bond Index Fund Class F	76,857,501	35,319,955	17,510,261	138,406	92,541,542
Fidelity Series International Growth Fund Class F	224,855,756	11,761,208	57,240,843	2,689,075	171,233,458
Fidelity Series International Small Cap Fund Class F	52,103,797	1,926,397	11,960,726	446,792	38,403,004
Fidelity Series International Value Fund Class F	227,777,669	17,686,342	51,164,496	7,643,687	168,764,304
Fidelity Series Intrinsic Opportunities Fund Class F	108,238,903	9,714,283	21,252,447	1,630,943	100,327,724
Fidelity Series Investment Grade Bond Fund Class F	1,157,213,539	211,980,703	175,018,641	23,863,066	1,213,745,694
Fidelity Series Opportunistic Insights Fund Class F	107,650,969	10,103,393	23,483,433	82,053	101,316,845
Fidelity Series Real Estate Equity Fund Class F	21,084,662	2,311,766	5,367,110	385,123	20,012,225
Fidelity Series Real Estate Income Fund Class F	20,800,987	2,015,328	3,983,403	913,996	18,614,777
Fidelity Series Small Cap Discovery Fund Class F	27,383,990	1,603,225	4,704,026	88,458	25,407,467
Fidelity Series Small Cap Opportunities Fund Class F	88,168,168	13,613,441	16,793,795	1,029,490	81,710,933
Fidelity Series Stock Selector Large Cap Value Fund Class F	145,728,204	16,086,955	33,752,850	1,808,863	135,968,291
Fidelity Short-Term Bond Fund Class F	274,250,140	15,703,386	124,142,722	1,759,988	165,685,284
Total	$ 4,338,134,419	$ 495,151,602	$ 1,022,425,129	$ 66,992,881	$ 3,830,567,411
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $3,512,402,940. Net unrealized appreciation aggregated $318,164,471, of which $353,761,763 related to appreciated investment securities and $35,597,292 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2015 Fund

December 31, 2014

1.907107.105

FF-K-15-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 42.2%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	7,451,349	$ 99,177,462
Fidelity Series 1000 Value Index Fund Class F (c)	4,973,126	56,444,977
Fidelity Series All-Sector Equity Fund Class F (c)	22,784,853	321,949,976
Fidelity Series Blue Chip Growth Fund Class F (c)	22,991,329	277,965,171
Fidelity Series Commodity Strategy Fund Class F (a)(c)	8,811,840	57,981,907
Fidelity Series Equity-Income Fund Class F (c)	32,472,691	417,598,801
Fidelity Series Growth & Income Fund Class F (c)	23,689,709	320,521,761
Fidelity Series Growth Company Fund Class F (c)	30,048,148	359,976,810
Fidelity Series Intrinsic Opportunities Fund Class F (c)	14,432,699	207,397,890
Fidelity Series Opportunistic Insights Fund Class F (c)	14,043,456	209,528,367
Fidelity Series Real Estate Equity Fund Class F (c)	2,880,116	40,955,251
Fidelity Series Small Cap Discovery Fund Class F (c)	4,794,579	51,733,512
Fidelity Series Small Cap Opportunities Fund Class F (c)	12,767,954	167,260,199
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	21,365,697	281,813,544
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,391,546,217)		2,870,305,628
International Equity Funds - 16.1%

Fidelity Series Emerging Markets Fund Class F (c)	18,181,925	303,456,326
Fidelity Series International Growth Fund Class F (c)	26,311,398	355,993,221
Fidelity Series International Small Cap Fund Class F (c)	5,364,991	79,884,711
Fidelity Series International Value Fund Class F (c)	36,579,874	353,727,381
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $974,102,854)		1,093,061,639
Bond Funds - 36.2%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	4,457,875	$ 42,840,179
Fidelity Series Floating Rate High Income Fund Class F (c)	3,448,074	33,480,803
Fidelity Series High Income Fund Class F (c)	28,189,725	274,849,814
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	11,354,718	109,573,026
Fidelity Series Investment Grade Bond Fund Class F (c)	171,663,231	1,965,543,992
Fidelity Series Real Estate Income Fund Class F (c)	2,947,329	32,803,773
TOTAL BOND FUNDS (Cost $2,482,027,919)		2,459,091,587
Short-Term Funds - 5.5%

Fidelity Institutional Money Market Portfolio Class F 0.11% (b)(c)	207,790,273	207,790,273
Fidelity Short-Term Bond Fund Class F (c)	19,261,312	165,262,054
TOTAL SHORT-TERM FUNDS (Cost $370,248,270)		373,052,327
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,217,925,260)	6,795,511,181
NET OTHER ASSETS (LIABILITIES) - 0.0%	(267,646)
NET ASSETS - 100%	$ 6,795,243,535
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 388,323,850	$ 16,003,030	$ 196,536,608	$ 211,144	$ 207,790,273
Fidelity Series 100 Index Fund Class F	85,798,408	20,684,411	15,268,860	2,028,271	99,177,462
Fidelity Series 1000 Value Index Fund Class F	53,396,005	8,956,102	9,294,911	1,151,918	56,444,977
Fidelity Series All-Sector Equity Fund Class F	346,328,439	45,348,298	72,193,601	3,075,485	321,949,976
Fidelity Series Blue Chip Growth Fund Class F	279,333,485	25,452,455	57,909,475	982,461	277,965,171
Fidelity Series Commodity Strategy Fund Class F	81,103,505	5,909,934	11,745,970	-	57,981,907
Fidelity Series Emerging Markets Debt Fund Class F	42,247,330	13,624,678	10,307,866	1,962,377	42,840,179
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Fund Class F	$ 249,572,323	$ 84,510,429	$ 18,950,707	$ 2,913,892	$ 303,456,326
Fidelity Series Equity-Income Fund Class F	426,213,374	50,005,976	70,989,478	9,878,110	417,598,801
Fidelity Series Floating Rate High Income Fund Class F	80,685,527	7,891,662	52,392,160	1,912,957	33,480,803
Fidelity Series Growth & Income Fund Class F	327,743,855	36,529,187	57,312,217	6,072,896	320,521,761
Fidelity Series Growth Company Fund Class F	344,327,084	6,350,852	25,534,250	1,250,420	359,976,810
Fidelity Series High Income Fund Class F	418,501,613	38,526,323	156,575,287	14,342,913	274,849,814
Fidelity Series Inflation-Protected Bond Index Fund Class F	98,132,623	29,766,973	15,800,359	231,539	109,573,026
Fidelity Series International Growth Fund Class F	428,673,993	34,206,998	90,047,496	5,511,428	355,993,221
Fidelity Series International Small Cap Fund Class F	103,990,762	6,077,951	22,811,334	916,187	79,884,711
Fidelity Series International Value Fund Class F	433,701,625	45,635,808	73,290,457	15,794,070	353,727,381
Fidelity Series Intrinsic Opportunities Fund Class F	208,329,810	27,251,074	35,011,464	3,301,634	207,397,890
Fidelity Series Investment Grade Bond Fund Class F	1,723,285,662	426,882,138	214,582,505	36,778,849	1,965,543,992
Fidelity Series Opportunistic Insights Fund Class F	210,943,778	22,974,249	38,166,534	168,086	209,528,367
Fidelity Series Real Estate Equity Fund Class F	37,054,938	9,836,393	9,693,383	777,227	40,955,251
Fidelity Series Real Estate Income Fund Class F	34,399,679	4,140,678	5,333,110	1,569,419	32,803,773
Fidelity Series Small Cap Discovery Fund Class F	52,613,189	5,144,951	8,263,046	175,493	51,733,512
Fidelity Series Small Cap Opportunities Fund Class F	169,132,415	31,100,074	26,882,501	824,271	167,260,199
Fidelity Series Stock Selector Large Cap Value Fund Class F	284,395,703	34,720,428	52,304,686	3,700,231	281,813,544
Fidelity Short-Term Bond Fund Class F	317,907,616	22,548,196	175,084,182	1,985,408	165,262,054
Total	$ 7,226,136,591	$ 1,060,079,248	$ 1,522,282,447	$ 117,516,686	$ 6,795,511,181
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $6,226,810,572. Net unrealized appreciation aggregated $568,700,609, of which $641,275,734 related to appreciated investment securities and $72,575,125 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2020 Fund

December 31, 2014

1.907109.105

FF-K-20-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 46.6%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	20,865,677	$ 277,722,159
Fidelity Series 1000 Value Index Fund Class F (c)	13,956,737	158,408,966
Fidelity Series All-Sector Equity Fund Class F (c)	63,822,092	901,806,160
Fidelity Series Blue Chip Growth Fund Class F (c)	64,951,068	785,258,410
Fidelity Series Commodity Strategy Fund Class F (a)(c)	22,212,462	146,157,999
Fidelity Series Equity-Income Fund Class F (c)	91,079,732	1,171,285,355
Fidelity Series Growth & Income Fund Class F (c)	66,342,003	897,607,299
Fidelity Series Growth Company Fund Class F (c)	83,457,649	999,822,635
Fidelity Series Intrinsic Opportunities Fund Class F (c)	40,433,774	581,033,328
Fidelity Series Opportunistic Insights Fund Class F (c)	39,892,893	595,201,966
Fidelity Series Real Estate Equity Fund Class F (c)	8,048,432	114,448,704
Fidelity Series Small Cap Discovery Fund Class F (c)	13,259,415	143,069,083
Fidelity Series Small Cap Opportunities Fund Class F (c)	35,786,763	468,806,595
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	59,839,447	789,282,312
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,767,010,419)		8,029,910,971
International Equity Funds - 17.8%

Fidelity Series Emerging Markets Fund Class F (c)	50,372,391	840,715,211
Fidelity Series International Growth Fund Class F (c)	74,969,762	1,014,340,875
Fidelity Series International Small Cap Fund Class F (c)	15,138,898	225,418,187
Fidelity Series International Value Fund Class F (c)	102,145,629	987,748,232
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,793,288,081)		3,068,222,505
Bond Funds - 31.8%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	11,297,366	$ 108,567,689
Fidelity Series Floating Rate High Income Fund Class F (c)	8,734,670	84,813,649
Fidelity Series High Income Fund Class F (c)	71,936,782	701,383,623
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	15,320,851	147,846,208
Fidelity Series Investment Grade Bond Fund Class F (c)	380,083,333	4,351,954,160
Fidelity Series Real Estate Income Fund Class F (c)	7,474,508	83,191,277
TOTAL BOND FUNDS (Cost $5,533,522,871)		5,477,756,606
Short-Term Funds - 3.8%

Fidelity Institutional Money Market Portfolio Class F 0.11% (b)(c)	361,575,418	361,575,418
Fidelity Short-Term Bond Fund Class F (c)	34,864,879	299,140,659
TOTAL SHORT-TERM FUNDS (Cost $657,378,507)		660,716,077
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $15,751,199,878)	17,236,606,159
NET OTHER ASSETS (LIABILITIES) - 0.0%	(644,190)
NET ASSETS - 100%	$ 17,235,961,969
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 605,962,850	$ 30,488,310	$ 274,875,742	$ 352,395	$ 361,575,418
Fidelity Series 100 Index Fund Class F	222,265,705	63,211,225	28,901,988	5,716,648	277,722,159
Fidelity Series 1000 Value Index Fund Class F	136,320,588	31,417,282	18,360,792	3,253,930	158,408,966
Fidelity Series All-Sector Equity Fund Class F	893,854,428	133,011,844	128,830,731	8,670,991	901,806,160
Fidelity Series Blue Chip Growth Fund Class F	747,989,031	69,007,642	118,132,591	2,745,007	785,258,410
Fidelity Series Commodity Strategy Fund Class F	196,853,166	14,871,873	22,186,378	-	146,157,999
Fidelity Series Emerging Markets Debt Fund Class F	119,128,172	11,524,637	15,410,271	5,001,955	108,567,689
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Fund Class F	$ 664,985,790	$ 241,906,980	$ 31,128,976	$ 8,049,179	$ 840,715,211
Fidelity Series Equity-Income Fund Class F	1,126,996,192	153,065,447	141,383,272	27,142,357	1,171,285,355
Fidelity Series Floating Rate High Income Fund Class F	188,933,942	15,569,778	112,863,240	4,674,514	84,813,649
Fidelity Series Growth & Income Fund Class F	863,557,686	108,169,223	110,720,513	16,641,994	897,607,299
Fidelity Series Growth Company Fund Class F	914,223,789	22,250,243	31,629,263	3,472,998	999,822,635
Fidelity Series High Income Fund Class F	1,041,552,233	103,436,892	377,527,077	36,650,162	701,383,623
Fidelity Series Inflation-Protected Bond Index Fund Class F	163,620,641	12,698,506	25,507,853	367,188	147,846,208
Fidelity Series International Growth Fund Class F	1,135,585,423	114,004,472	186,975,257	15,737,006	1,014,340,875
Fidelity Series International Small Cap Fund Class F	263,708,117	18,926,264	36,725,097	2,591,053	225,418,187
Fidelity Series International Value Fund Class F	1,147,982,030	143,417,148	158,297,776	44,195,221	987,748,232
Fidelity Series Intrinsic Opportunities Fund Class F	555,643,492	74,721,938	67,922,548	9,187,765	581,033,328
Fidelity Series Investment Grade Bond Fund Class F	3,736,165,116	867,555,819	317,171,994	81,138,924	4,351,954,160
Fidelity Series Opportunistic Insights Fund Class F	567,128,875	63,367,417	72,729,695	473,493	595,201,966
Fidelity Series Real Estate Equity Fund Class F	96,312,738	20,820,470	12,651,472	2,109,657	114,448,704
Fidelity Series Real Estate Income Fund Class F	82,419,701	11,321,872	9,467,733	3,928,798	83,191,277
Fidelity Series Small Cap Discovery Fund Class F	136,671,355	15,939,640	15,864,590	478,549	143,069,083
Fidelity Series Small Cap Opportunities Fund Class F	453,282,565	85,259,585	52,836,861	2,324,931	468,806,595
Fidelity Series Stock Selector Large Cap Value Fund Class F	763,538,536	104,270,234	118,982,898	10,431,151	789,282,312
Fidelity Short-Term Bond Fund Class F	497,916,457	39,128,594	237,665,373	3,321,255	299,140,659
Total	$ 17,322,598,618	$ 2,569,363,335	$ 2,724,749,981	$ 298,657,121	$ 17,236,606,159
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $15,767,256,675. Net unrealized appreciation aggregated $1,469,349,484, of which $1,664,054,391 related to appreciated investment securities and $194,704,907 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K ® 2055 Fund

December 31, 2014

1.937869.103

FF-K-55-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.4%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	1,438,162	$ 19,141,930
Fidelity Series 1000 Value Index Fund Class F (c)	958,761	10,881,938
Fidelity Series All-Sector Equity Fund Class F (c)	4,414,894	62,382,459
Fidelity Series Blue Chip Growth Fund Class F (c)	4,572,235	55,278,322
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,061,678	6,985,843
Fidelity Series Equity-Income Fund Class F (c)	6,317,712	81,245,771
Fidelity Series Growth & Income Fund Class F (c)	4,611,552	62,394,293
Fidelity Series Growth Company Fund Class F (c)	5,337,614	63,944,610
Fidelity Series Intrinsic Opportunities Fund Class F (c)	2,799,993	40,235,900
Fidelity Series Opportunistic Insights Fund Class F (c)	2,767,076	41,284,777
Fidelity Series Real Estate Equity Fund Class F (c)	569,126	8,092,972
Fidelity Series Small Cap Discovery Fund Class F (c)	1,008,130	10,877,728
Fidelity Series Small Cap Opportunities Fund Class F (c)	2,490,682	32,627,931
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	4,173,610	55,049,910
TOTAL DOMESTIC EQUITY FUNDS (Cost $506,237,568)		550,424,384
International Equity Funds - 26.6%

Fidelity Series Emerging Markets Fund Class F (c)	3,619,182	60,404,148
Fidelity Series International Growth Fund Class F (c)	5,321,009	71,993,253
Fidelity Series International Small Cap Fund Class F (c)	1,110,733	16,538,813
Fidelity Series International Value Fund Class F (c)	7,377,691	71,342,270
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $225,303,528)		220,278,484
Bond Funds - 5.6%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	481,998	$ 4,632,002
Fidelity Series Floating Rate High Income Fund Class F (c)	409,789	3,979,050
Fidelity Series High Income Fund Class F (c)	3,111,076	30,332,995
Fidelity Series Investment Grade Bond Fund Class F (c)	350,643	4,014,866
Fidelity Series Real Estate Income Fund Class F (c)	353,264	3,931,827
TOTAL BOND FUNDS (Cost $48,948,239)		46,890,740
Short-Term Funds - 1.4%

Fidelity Institutional Money Market Portfolio Class F 0.11% (b)(c)	6,738,677	6,738,677
Fidelity Short-Term Bond Fund Class F (c)	567,842	4,872,087
TOTAL SHORT-TERM FUNDS (Cost $11,615,783)		11,610,764
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $792,105,118)	829,204,372
NET OTHER ASSETS (LIABILITIES) - 0.0%	(31,941)
NET ASSETS - 100%	$ 829,172,431
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 6,970,267	$ 231,589	$ 1,281	$ 6,738,677
Fidelity Series 100 Index Fund Class F	10,656,078	8,542,144	1,305,274	384,434	19,141,930
Fidelity Series 1000 Value Index Fund Class F	7,189,640	4,395,335	1,179,088	218,241	10,881,938
Fidelity Series All-Sector Equity Fund Class F	35,206,123	31,439,457	3,547,586	588,378	62,382,459
Fidelity Series Blue Chip Growth Fund Class F	35,034,182	21,226,982	6,059,163	171,393	55,278,322
Fidelity Series Commodity Strategy Fund Class F	5,636,764	3,465,125	329,451	-	6,985,843
Fidelity Series Emerging Markets Debt Fund Class F	3,710,480	1,497,140	278,234	188,029	4,632,002
Fidelity Series Emerging Markets Fund Class F	29,803,002	35,734,991	1,968,977	572,198	60,404,148
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Equity-Income Fund Class F	$ 53,600,742	$ 34,679,873	$ 8,544,359	$ 1,589,825	$ 81,245,771
Fidelity Series Floating Rate High Income Fund Class F	56,679	4,781,172	591,856	66,476	3,979,050
Fidelity Series Growth & Income Fund Class F	40,332,280	26,033,675	5,908,346	959,288	62,394,293
Fidelity Series Growth Company Fund Class F	39,165,705	19,881,375	681,274	218,943	63,944,610
Fidelity Series High Income Fund Class F	36,432,429	10,385,812	13,738,799	1,441,548	30,332,995
Fidelity Series International Growth Fund Class F	51,886,010	27,129,521	3,535,615	1,062,342	71,993,253
Fidelity Series International Small Cap Fund Class F	12,372,156	6,476,643	1,049,374	181,312	16,538,813
Fidelity Series International Value Fund Class F	52,556,423	31,858,758	3,259,271	3,036,500	71,342,270
Fidelity Series Intrinsic Opportunities Fund Class F	26,409,477	16,895,213	3,965,083	790,063	40,235,900
Fidelity Series Investment Grade Bond Fund Class F	12,160,371	6,693,640	14,999,885	191,507	4,014,866
Fidelity Series Opportunistic Insights Fund Class F	26,030,199	16,609,660	3,400,432	32,045	41,284,777
Fidelity Series Real Estate Equity Fund Class F	5,860,474	6,894,004	5,210,121	117,113	8,092,972
Fidelity Series Real Estate Income Fund Class F	1,659,974	2,502,104	157,997	154,637	3,931,827
Fidelity Series Small Cap Discovery Fund Class F	6,582,268	5,545,495	1,789,614	32,240	10,877,728
Fidelity Series Small Cap Opportunities Fund Class F	21,354,847	15,081,667	3,078,456	149,540	32,627,931
Fidelity Series Stock Selector Large Cap Value Fund Class F	35,624,913	23,436,836	5,861,101	711,169	55,049,910
Fidelity Short-Term Bond Fund Class F	-	4,959,428	82,129	11,736	4,872,087
Total	$ 549,321,216	$ 373,116,317	$ 90,753,074	$ 12,870,241	$ 829,204,372
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $792,627,828. Net unrealized appreciation aggregated $36,576,544, of which $52,788,764 related to appreciated investment securities and $16,212,220 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® Income Fund

December 31, 2014

1.907099.105

FF-K-INC-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 19.7%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	1,022,368	$ 13,607,719
Fidelity Series 1000 Value Index Fund Class F (c)	681,752	7,737,882
Fidelity Series All-Sector Equity Fund Class F (c)	3,205,236	45,289,983
Fidelity Series Blue Chip Growth Fund Class F (c)	3,270,756	39,543,437
Fidelity Series Commodity Strategy Fund Class F (a)(c)	2,806,951	18,469,741
Fidelity Series Equity-Income Fund Class F (c)	4,554,462	58,570,375
Fidelity Series Growth & Income Fund Class F (c)	3,332,034	45,082,414
Fidelity Series Growth Company Fund Class F (c)	4,241,805	50,816,823
Fidelity Series Intrinsic Opportunities Fund Class F (c)	1,958,565	28,144,585
Fidelity Series Opportunistic Insights Fund Class F (c)	1,983,848	29,599,013
Fidelity Series Real Estate Equity Fund Class F (c)	404,866	5,757,189
Fidelity Series Small Cap Discovery Fund Class F (c)	720,346	7,772,530
Fidelity Series Small Cap Opportunities Fund Class F (c)	1,781,289	23,334,883
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	3,001,016	39,583,399
TOTAL DOMESTIC EQUITY FUNDS (Cost $353,043,369)		413,309,973
International Equity Funds - 6.5%

Fidelity Series Emerging Markets Fund Class F (c)	2,546,618	42,503,062
Fidelity Series International Growth Fund Class F (c)	3,112,896	42,117,478
Fidelity Series International Small Cap Fund Class F (c)	631,556	9,403,863
Fidelity Series International Value Fund Class F (c)	4,506,626	43,579,071
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $121,918,408)		137,603,474
Bond Funds - 48.8%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	1,419,902	$ 13,645,259
Fidelity Series Floating Rate High Income Fund Class F (c)	1,075,623	10,444,297
Fidelity Series High Income Fund Class F (c)	7,806,452	76,112,908
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	7,656,859	73,888,691
Fidelity Series Investment Grade Bond Fund Class F (c)	73,568,909	842,364,002
Fidelity Series Real Estate Income Fund Class F (c)	918,490	10,222,794
TOTAL BOND FUNDS (Cost $1,029,724,109)		1,026,677,951
Short-Term Funds - 25.0%

Fidelity Institutional Money Market Portfolio Class F 0.11% (b)(c)	300,068,032	300,068,032
Fidelity Short-Term Bond Fund Class F (c)	26,149,512	224,362,816
TOTAL SHORT-TERM FUNDS (Cost $520,536,101)		524,430,848
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $2,025,221,987)	2,102,022,246
NET OTHER ASSETS (LIABILITIES) - 0.0%	(86,476)
NET ASSETS - 100%	$ 2,101,935,770
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 246,990,533	$ 19,853,461	$ 71,416,992	$ 199,668	$ 300,068,032
Fidelity Series 100 Index Fund Class F	7,486,906	3,311,030	1,339,603	273,628	13,607,719
Fidelity Series 1000 Value Index Fund Class F	5,050,857	960,373	847,562	152,685	7,737,882
Fidelity Series All-Sector Equity Fund Class F	29,534,883	9,202,204	6,142,873	434,066	45,289,983
Fidelity Series Blue Chip Growth Fund Class F	23,833,744	7,198,720	5,570,132	130,759	39,543,437
Fidelity Series Commodity Strategy Fund Class F	16,340,582	3,033,520	2,764,489	-	18,469,741
Fidelity Series Emerging Markets Debt Fund Class F	9,163,332	2,361,934	1,341,147	558,883	13,645,259
Fidelity Series Emerging Markets Fund Class F	21,684,123	14,900,356	2,315,425	424,546	42,503,062
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Equity-Income Fund Class F	$ 37,909,024	$ 10,232,650	$ 7,259,151	$ 1,156,687	$ 58,570,375
Fidelity Series Floating Rate High Income Fund Class F	17,412,605	2,092,503	15,755,045	286,445	10,444,297
Fidelity Series Growth & Income Fund Class F	28,302,817	8,219,241	5,396,885	697,063	45,082,414
Fidelity Series Growth Company Fund Class F	29,487,542	3,828,510	619,279	176,518	50,816,823
Fidelity Series High Income Fund Class F	75,535,231	10,303,252	32,432,025	3,379,068	76,112,908
Fidelity Series Inflation-Protected Bond Index Fund Class F	43,504,752	19,856,321	6,368,363	138,911	73,888,691
Fidelity Series International Growth Fund Class F	37,951,632	5,819,569	15,769,641	653,587	42,117,478
Fidelity Series International Small Cap Fund Class F	9,102,058	991,660	3,506,370	108,122	9,403,863
Fidelity Series International Value Fund Class F	38,113,298	5,946,144	9,961,694	1,950,449	43,579,071
Fidelity Series Intrinsic Opportunities Fund Class F	18,154,142	4,671,081	3,102,005	744,298	28,144,585
Fidelity Series Investment Grade Bond Fund Class F	542,389,512	130,354,586	76,964,846	14,823,060	842,364,002
Fidelity Series Opportunistic Insights Fund Class F	17,651,876	6,527,892	3,650,260	23,694	29,599,013
Fidelity Series Real Estate Equity Fund Class F	3,375,120	1,225,092	768,518	95,155	5,757,189
Fidelity Series Real Estate Income Fund Class F	5,730,266	2,616,471	1,005,789	444,300	10,222,794
Fidelity Series Small Cap Discovery Fund Class F	4,478,629	2,392,963	1,526,609	22,869	7,772,530
Fidelity Series Small Cap Opportunities Fund Class F	14,473,615	6,290,120	2,656,139	205,678	23,334,883
Fidelity Series Stock Selector Large Cap Value Fund Class F	24,509,730	7,822,001	5,234,051	522,826	39,583,399
Fidelity Short-Term Bond Fund Class F	202,495,760	28,244,562	92,174,849	1,797,286	224,362,816
Total	$ 1,510,662,569	$ 318,256,216	$ 375,889,742	$ 29,400,251	$ 2,102,022,246
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $2,026,791,525. Net unrealized appreciation aggregated $75,230,721, of which $97,775,463 related to appreciated investment securities and $22,544,742 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2055 Fund
(formerly Fidelity Freedom Index 2055 Fund - Class W)

December 31, 2014

1.927056.103

FRX-55-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.6%
	Shares	Value
Spartan Total Market Index Fund Class F (b) (Cost $77,602,780)	1,532,751	$ 91,781,129
Commodity Funds - 1.3%

Fidelity Series Commodity Strategy Fund Class F (a)(b) (Cost $2,360,130)	299,603	1,971,385
International Equity Funds - 27.0%

Fidelity Series Global ex U.S. Index Fund (b) (Cost $41,909,581)	3,546,071	40,283,364
Bond Funds - 10.1%
	Shares	Value
Spartan U.S. Bond Index Fund Class F (b) (Cost $14,956,367)	1,287,966	$ 15,107,845
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $136,828,858)	149,143,723
NET OTHER ASSETS (LIABILITIES) - 0.0%	(9,061)
NET ASSETS - 100%	$ 149,134,662
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 1,265,436	$ 1,210,392	$ 52,500	$ -	$ 1,971,385
Fidelity Series Global ex U.S. Index Fund	23,764,856	20,950,654	1,116,025	1,139,288	40,283,364
Spartan Total Market Index Fund Class F	54,304,573	37,858,752	6,351,509	1,403,332	91,781,129
Spartan U.S. Bond Index Fund Class F	8,753,183	6,926,017	786,263	228,778	15,107,845
Total	$ 88,088,048	$ 66,945,815	$ 8,306,297	$ 2,771,398	$ 149,143,723
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $137,069,115. Net unrealized appreciation aggregated $12,074,608, of which $14,739,331 related to appreciated investment securities and $2,664,723 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index Income Fund
(formerly Fidelity Freedom Index Income Fund - Class W)

December 31, 2014

1.906829.105

FRX-INC-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.6%
	Shares	Value
Spartan Total Market Index Fund Class F (c) (Cost $25,230,874)	627,650	$ 37,583,666
Commodity Funds - 1.0%

Fidelity Series Commodity Strategy Fund Class F (a)(c) (Cost $3,071,830)	365,223	2,403,167
International Equity Funds - 7.1%

Fidelity Series Global ex U.S. Index Fund (c) (Cost $16,250,681)	1,503,503	17,079,794
Bond Funds - 40.3%

Spartan U.S. Bond Index Fund Class F (c) (Cost $95,667,072)	8,291,053	97,254,054
Inflation-Protected Bond Funds - 5.9%

Fidelity Series Inflation-Protected Bond Index Fund Class F (c) (Cost $15,906,225)	1,489,954	14,378,057
Short-Term Funds - 30.1%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F 0.11% (b)(c) (Cost $72,703,916)	72,703,916	$ 72,703,916
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $228,830,598)	241,402,654
NET OTHER ASSETS (LIABILITIES) - 0.0%	(13,989)
NET ASSETS - 100%	$ 241,388,665
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 49,383,751	$ 12,753,554	$ 7,473,683	$ 41,626	$ 72,703,916
Fidelity Series Commodity Strategy Fund Class F	1,835,278	764,079	229,940	-	2,403,167
Fidelity Series Global ex U.S. Index Fund	11,864,285	3,902,486	1,556,401	486,432	17,079,794
Fidelity Series Inflation-Protected Bond Index Fund Class F	9,758,510	2,649,027	1,239,674	28,520	14,378,057
Spartan Total Market Index Fund Class F	25,952,370	6,090,678	6,483,916	575,727	37,583,666
Spartan U.S. Bond Index Fund Class F	66,140,085	15,059,788	9,634,213	1,608,348	97,254,054
Total	$ 164,934,279	$ 41,219,612	$ 26,617,827	$ 2,740,653	$ 241,402,654
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $229,364,239. Net unrealized appreciation aggregated $12,038,415, of which $15,047,564 related to appreciated investment securities and $3,009,149 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2010 Fund
(formerly Fidelity Freedom Index 2010 Fund - Class W)

December 31, 2014

1.906835.105

FRX-X10-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.0%
	Shares	Value
Spartan Total Market Index Fund Class F (c) (Cost $100,839,857)	2,585,768	$ 154,835,773
Commodity Funds - 1.1%

Fidelity Series Commodity Strategy Fund Class F (a)(c) (Cost $6,595,358)	819,455	5,392,012
International Equity Funds - 14.2%

Fidelity Series Global ex U.S. Index Fund (c) (Cost $64,720,857)	6,053,800	68,771,162
Bond Funds - 33.7%

Spartan U.S. Bond Index Fund Class F (c) (Cost $160,368,274)	13,898,492	163,029,315
Inflation-Protected Bond Funds - 3.8%

Fidelity Series Inflation-Protected Bond Index Fund Class F (c) (Cost $19,617,166)	1,889,015	18,228,996
Short-Term Funds - 15.2%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F 0.11% (b)(c) (Cost $73,825,462)	73,825,462	$ 73,825,462
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $425,966,974)	484,082,720
NET OTHER ASSETS (LIABILITIES) - 0.0%	(27,917)
NET ASSETS - 100%	$ 484,054,803
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 61,765,294	$ 20,680,277	$ 8,620,109	$ 42,496	$ 73,825,462
Fidelity Series Commodity Strategy Fund Class F	5,054,630	2,131,552	557,885	-	5,392,012
Fidelity Series Global ex U.S. Index Fund	63,263,246	19,099,407	8,778,140	1,811,573	68,771,162
Fidelity Series Inflation-Protected Bond Index Fund Class F	15,577,134	4,848,390	1,846,292	37,034	18,228,996
Spartan Total Market Index Fund Class F	142,949,184	32,860,186	32,644,257	2,318,977	154,835,773
Spartan U.S. Bond Index Fund Class F	142,180,606	38,417,086	20,491,407	2,776,185	163,029,315
Total	$ 430,790,094	$ 118,036,898	$ 72,938,090	$ 6,986,265	$ 484,082,720
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $427,521,130. Net unrealized appreciation aggregated $56,561,590, of which $60,988,694 related to appreciated investment securities and $4,427,104 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2015 Fund
(formerly Fidelity Freedom Index 2015 Fund - Class W)

December 31, 2014

1.906837.105

FRX-X15-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.5%
	Shares	Value
Spartan Total Market Index Fund Class F (c) (Cost $214,762,854)	5,482,836	$ 328,312,216
Commodity Funds - 1.1%

Fidelity Series Commodity Strategy Fund Class F (a)(c) (Cost $11,981,127)	1,499,255	9,865,100
International Equity Funds - 16.6%

Fidelity Series Global ex U.S. Index Fund (c) (Cost $138,560,108)	12,783,650	145,222,268
Bond Funds - 31.3%

Spartan U.S. Bond Index Fund Class F (c) (Cost $270,713,081)	23,367,474	274,100,465
Inflation-Protected Bond Funds - 3.0%

Fidelity Series Inflation-Protected Bond Index Fund Class F (c) (Cost $28,146,103)	2,682,404	25,885,199
Short-Term Funds - 10.5%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F 0.11% (b)(c) (Cost $92,317,308)	92,317,308	$ 92,317,308
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $756,480,581)		875,702,556
NET OTHER ASSETS (LIABILITIES) - 0.0%		(69,762)
NET ASSETS - 100%		$ 875,632,794
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 82,337,568	$ 20,762,595	$ 10,782,855	$ 58,004	$ 92,317,308
Fidelity Series Commodity Strategy Fund Class F	10,536,660	2,921,629	1,088,123	-	9,865,100
Fidelity Series Global ex U.S. Index Fund	140,043,903	31,778,781	15,208,953	4,283,312	145,222,268
Fidelity Series Inflation-Protected Bond Index Fund Class F	23,095,716	5,847,057	2,454,680	59,392	25,885,199
Spartan Total Market Index Fund Class F	317,553,360	47,925,693	64,221,352	5,509,241	328,312,216
Spartan U.S. Bond Index Fund Class F	255,197,485	51,026,142	37,308,800	5,073,344	274,100,465
Total	$ 828,764,692	$ 160,261,899	$ 131,064,763	$ 14,983,293	$ 875,702,556
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $758,747,687. Net unrealized appreciation aggregated $116,954,869, of which $125,203,237 related to appreciated investment securities and $8,248,368 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2020 Fund
(formerly Fidelity Freedom Index 2020 Fund - Class W)

December 31, 2014

1.906839.105

FRX-X20-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 41.5%
	Shares	Value
Spartan Total Market Index Fund Class F (c) (Cost $680,469,470)	16,084,463	$ 963,137,619
Commodity Funds - 1.2%

Fidelity Series Commodity Strategy Fund Class F (a)(c) (Cost $33,983,394)	4,260,643	28,035,031
International Equity Funds - 18.3%

Fidelity Series Global ex U.S. Index Fund (c) (Cost $414,142,766)	37,453,154	425,467,834
Bond Funds - 29.8%

Spartan U.S. Bond Index Fund Class F (c) (Cost $683,720,725)	58,924,552	691,184,993
Inflation-Protected Bond Funds - 2.1%

Fidelity Series Inflation-Protected Bond Index Fund Class F (c) (Cost $53,668,120)	5,130,036	49,504,852
Short-Term Funds - 7.1%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F 0.11% (b)(c) (Cost $164,835,682)	164,835,682	$ 164,835,682
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,030,820,157)	2,322,166,011
NET OTHER ASSETS (LIABILITIES) - 0.0%	(144,030)
NET ASSETS - 100%	$ 2,322,021,981
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 130,902,811	$ 46,209,534	$ 12,276,663	$ 94,565	$ 164,835,682
Fidelity Series Commodity Strategy Fund Class F	26,035,113	10,660,795	2,103,229	-	28,035,031
Fidelity Series Global ex U.S. Index Fund	374,673,788	111,258,591	29,588,517	11,620,022	425,467,834
Fidelity Series Inflation-Protected Bond Index Fund Class F	39,870,441	13,993,040	3,291,351	99,994	49,504,852
Spartan Total Market Index Fund Class F	851,805,895	182,805,847	144,089,254	14,899,955	963,137,619
Spartan U.S. Bond Index Fund Class F	587,591,013	153,875,597	62,533,658	11,831,332	691,184,993
Total	$ 2,010,879,061	$ 518,803,404	$ 253,882,672	$ 38,545,868	$ 2,322,166,011
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $2,036,931,502. Net unrealized appreciation aggregated $285,234,509 of which $310,267,421 related to appreciated investment securities and $25,032,912 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2025 Fund
(formerly Fidelity Freedom Index 2025 Fund - Class W)

December 31, 2014

1.906841.105

FRX-X25-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 47.7%
	Shares	Value
Spartan Total Market Index Fund Class F (c) (Cost $525,360,037)	12,571,008	$ 752,751,949
Commodity Funds - 1.3%

Fidelity Series Commodity Strategy Fund Class F (a)(c) (Cost $24,345,076)	3,062,752	20,152,907
International Equity Funds - 21.0%

Fidelity Series Global ex U.S. Index Fund (c) (Cost $323,234,539)	29,229,914	332,051,825
Bond Funds - 26.8%

Spartan U.S. Bond Index Fund Class F (c) (Cost $419,874,803)	36,138,967	423,910,082
Inflation-Protected Bond Funds - 1.3%
	Shares	Value
Fidelity Series Inflation-Protected Bond Index Fund Class F (c) (Cost $22,948,798)	2,184,798	21,083,300
Short-Term Funds - 1.9%

Fidelity Institutional Money Market Portfolio Class F 0.11% (b)(c) (Cost $29,327,847)	29,327,847	$ 29,327,847
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,345,091,100)	1,579,277,910
NET OTHER ASSETS (LIABILITIES) - 0.0%	(103,791)
NET ASSETS - 100%	$ 1,579,174,119
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 8,889,754	$ 21,197,203	$ 759,110	$ 11,592	$ 29,327,847
Fidelity Series Commodity Strategy Fund Class F	18,080,775	7,642,349	753,508	-	20,152,907
Fidelity Series Global ex U.S. Index Fund	292,431,042	85,001,842	19,756,545	9,462,235	332,051,825
Fidelity Series Inflation-Protected Bond Index Fund Class F	15,943,970	6,430,131	788,652	41,857	21,083,300
Spartan Total Market Index Fund Class F	666,715,286	140,465,749	112,390,989	12,114,724	752,751,949
Spartan U.S. Bond Index Fund Class F	346,002,325	102,455,508	31,870,644	7,261,307	423,910,082
Total	$ 1,348,063,152	$ 363,192,782	$ 166,319,448	$ 28,891,715	$ 1,579,277,910
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $1,349,409,174. Net unrealized appreciation aggregated $229,868,736, of which $246,658,617 related to appreciated investment securities and $16,789,881 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2030 Fund
(formerly Fidelity Freedom Index 2030 Fund - Class W)

December 31, 2014

1.906844.105

FRX-X30-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 57.1%
	Shares	Value
Spartan Total Market Index Fund Class F (b) (Cost $873,037,857)	19,818,723	$ 1,186,745,117
Commodity Funds - 1.3%

Fidelity Series Commodity Strategy Fund Class F (a)(b) (Cost $32,672,017)	4,144,727	27,272,302
International Equity Funds - 25.1%

Fidelity Series Global ex U.S. Index Fund (b) (Cost $514,536,024)	45,926,874	521,729,289
Bond Funds - 16.0%

Spartan U.S. Bond Index Fund Class F (b) (Cost $328,655,079)	28,392,503	333,044,063
Inflation-Protected Bond Funds - 0.5%
	Shares	Value
Fidelity Series Inflation-Protected Bond Index Fund Class F (b) (Cost $11,710,597)	1,125,660	$ 10,862,614
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,760,611,574)	2,079,653,385
NET OTHER ASSETS (LIABILITIES) - 0.0%	(124,473)
NET ASSETS - 100%	$ 2,079,528,912
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 22,931,791	$ 11,156,042	$ 619,970	$ -	$ 27,272,302
Fidelity Series Global ex U.S. Index Fund	434,876,304	147,087,043	21,611,639	14,083,317	521,729,289
Fidelity Series Inflation-Protected Bond Index Fund Class F	6,461,823	4,918,892	256,579	18,662	10,862,614
Spartan Total Market Index Fund Class F	995,646,687	231,339,781	126,338,556	18,029,628	1,186,745,117
Spartan U.S. Bond Index Fund Class F	244,386,298	96,157,635	12,802,626	5,285,542	333,044,063
Total	$ 1,704,302,903	$ 490,659,393	$ 161,629,370	$ 37,417,149	$ 2,079,653,385
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $1,765,258,131. Net unrealized appreciation aggregated $314,395,254, of which $338,781,570 related to appreciated investment securities and $24,386,316 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2035 Fund
(formerly Fidelity Freedom Index 2035 Fund - Class W)

December 31, 2014

1.906847.105

FRX-X35-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.5%
	Shares	Value
Spartan Total Market Index Fund Class F (b) (Cost $528,337,573)	12,173,839	$ 728,969,506
Commodity Funds - 1.3%

Fidelity Series Commodity Strategy Fund Class F (a)(b) (Cost $18,891,268)	2,368,016	15,581,544
International Equity Funds - 27.0%

Fidelity Series Global ex U.S. Index Fund (b) (Cost $315,740,409)	28,158,567	319,881,325
Bond Funds - 10.2%
	Shares	Value
Spartan U.S. Bond Index Fund Class F (b) (Cost $118,436,499)	10,243,780	$ 120,159,539
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $981,405,749)	1,184,591,914
NET OTHER ASSETS (LIABILITIES) - 0.0%	(72,923)
NET ASSETS - 100%	$ 1,184,518,991
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 13,907,445	$ 6,200,876	$ 704,380	$ -	$ 15,581,544
Fidelity Series Global ex U.S. Index Fund	269,994,724	90,294,868	15,161,494	9,169,190	319,881,325
Spartan Total Market Index Fund Class F	617,660,332	133,438,575	77,052,233	11,696,639	728,969,506
Spartan U.S. Bond Index Fund Class F	99,446,648	28,332,615	9,713,868	2,091,742	120,159,539
Total	$ 1,001,009,149	$ 258,266,934	$ 102,631,975	$ 22,957,751	$ 1,184,591,914
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $984,228,557. Net unrealized appreciation aggregated $200,363,357 of which $214,496,927 related to appreciated investment securities and $14,133,570 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2040 Fund
(formerly Fidelity Freedom Index 2040 Fund - Class W)

December 31, 2014

1.906849.105

FRX-X40-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.6%
	Shares	Value
Spartan Total Market Index Fund Class F (b) (Cost $623,506,689)	14,384,030	$ 861,315,742
Commodity Funds - 1.3%

Fidelity Series Commodity Strategy Fund Class F (a)(b) (Cost $22,189,699)	2,799,320	18,419,525
International Equity Funds - 27.0%

Fidelity Series Global ex U.S. Index Fund (b) (Cost $370,499,334)	33,270,893	377,957,340
Bond Funds - 10.1%
	Shares	Value
Spartan U.S. Bond Index Fund Class F (b) (Cost $140,420,908)	12,100,670	$ 141,940,855
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,156,616,630)	1,399,633,462
NET OTHER ASSETS (LIABILITIES) - 0.0%	(83,522)
NET ASSETS - 100%	$ 1,399,549,940
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 16,502,693	$ 7,258,438	$ 928,105	$ -	$ 18,419,525
Fidelity Series Global ex U.S. Index Fund	318,086,471	109,623,810	21,079,967	10,456,940	377,957,340
Spartan Total Market Index Fund Class F	727,555,177	162,982,410	92,832,043	13,395,026	861,315,742
Spartan U.S. Bond Index Fund Class F	117,159,505	33,898,772	11,588,628	2,430,232	141,940,855
Total	$ 1,179,303,846	$ 313,763,430	$ 126,428,743	$ 26,282,198	$ 1,399,633,462
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $1,160,360,486. Net unrealized appreciation aggregated $239,272,976, of which $255,427,028 related to appreciated investment securities and $16,154,052 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2045 Fund
(formerly Fidelity Freedom Index 2045 Fund - Class W)

December 31, 2014

1.906851.105

FRX-X45-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.6%
	Shares	Value
Spartan Total Market Index Fund Class F (b) (Cost $303,859,138)	6,975,485	$ 417,692,032
Commodity Funds - 1.3%

Fidelity Series Commodity Strategy Fund Class F (a)(b) (Cost $10,892,881)	1,361,856	8,961,011
International Equity Funds - 27.0%

Fidelity Series Global ex U.S. Index Fund (b) (Cost $181,354,880)	16,138,026	183,327,970
Bond Funds - 10.1%
	Shares	Value
Spartan U.S. Bond Index Fund Class F (b) (Cost $68,262,253)	5,864,544	$ 68,791,100
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $564,369,152)	678,772,113
NET OTHER ASSETS (LIABILITIES) - 0.0%	(42,656)
NET ASSETS - 100%	$ 678,729,457
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 8,139,069	$ 3,462,010	$ 399,455	$ -	$ 8,961,011
Fidelity Series Global ex U.S. Index Fund	155,802,035	51,669,411	9,309,034	5,377,761	183,327,970
Spartan Total Market Index Fund Class F	356,300,786	76,711,034	47,259,134	6,856,887	417,692,032
Spartan U.S. Bond Index Fund Class F	57,387,668	16,385,269	6,195,535	1,217,480	68,791,100
Total	$ 577,629,558	$ 148,227,724	$ 63,163,158	$ 13,452,128	$ 678,772,113
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $566,024,122. Net unrealized appreciation aggregated $112,747,991, of which $121,148,679 related to appreciated investment securities and $8,400,688 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2050 Fund
(formerly Fidelity Freedom Index 2050 Fund - Class W)

December 31, 2014

1.906854.105

FRX-X50-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.6%
	Shares	Value
Spartan Total Market Index Fund Class F (b) (Cost $300,368,268)	6,691,768	$ 400,703,068
Commodity Funds - 1.3%

Fidelity Series Commodity Strategy Fund Class F (a)(b) (Cost $10,397,210)	1,305,843	8,592,449
International Equity Funds - 27.0%

Fidelity Series Global ex U.S. Index Fund (b) (Cost $174,909,628)	15,480,528	175,858,799
Bond Funds - 10.1%
	Shares	Value
Spartan U.S. Bond Index Fund Class F (b) (Cost $65,690,250)	5,625,621	$ 65,988,539
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $551,365,356)	651,142,855
NET OTHER ASSETS (LIABILITIES) - 0.0%	(39,327)
NET ASSETS - 100%	$ 651,103,528
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 7,401,876	$ 3,683,834	$ 430,795	$ -	$ 8,592,449
Fidelity Series Global ex U.S. Index Fund	140,715,309	55,923,636	7,086,265	4,944,508	175,858,799
Spartan Total Market Index Fund Class F	321,748,874	85,186,311	35,352,610	6,279,887	400,703,068
Spartan U.S. Bond Index Fund Class F	51,829,069	17,460,254	4,413,376	1,113,139	65,988,539
Total	$ 521,695,128	$ 162,254,035	$ 47,283,046	$ 12,337,534	$ 651,142,855
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $553,166,816. Net unrealized appreciation aggregated $97,976,039 of which $106,536,927 related to appreciated investment securities and $8,560,888 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2060 Fund
(formerly Fidelity Freedom Index 2060 Fund - Class W)

December 31, 2014

1.9858344.100

X60-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.6%
	Shares	Value
Spartan Total Market Index Fund Class F (b) (Cost $391,052)	6,707	$ 401,611
Commodity Funds - 1.3%

Fidelity Series Commodity Strategy Fund Class F (a)(b) (Cost $9,719)	1,311	8,629
International Equity Funds - 27.0%

Fidelity Series Global ex U.S. Index Fund (b) (Cost $188,249)	15,515	176,250
Bond Funds - 10.1%
	Shares	Value
Spartan U.S. Bond Index Fund Class F (b) (Cost $65,754)	5,631	$ 66,054
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $654,774)	652,544
NET OTHER ASSETS (LIABILITIES) - 0.0%	(140)
NET ASSETS - 100%	$ 652,404
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ -	$ 9,874	$ 146	$ -	$ 8,629
Fidelity Series Global ex U.S. Index Fund	-	191,407	2,999	3,677	176,250
Spartan Total Market Index Fund Class F	-	403,515	12,406	4,499	401,611
Spartan U.S. Bond Index Fund Class F	-	67,317	1,557	387	66,054
Total	$ -	$ 672,113	$ 17,108	$ 8,563	$ 652,544
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $655,020. Net unrealized depreciation aggregated $2,476, of which $11,797 related to appreciated investment securities and $14,273 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2015 Fund®

December 31, 2014

1.811321.110

AFF15-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 42.2%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	6,069,960	$ 63,613,184
Fidelity Advisor Series Equity-Income Fund (c)	9,658,903	124,793,024
Fidelity Advisor Series Growth & Income Fund (c)	6,582,530	89,127,460
Fidelity Advisor Series Growth Opportunities Fund (c)	5,789,554	66,232,495
Fidelity Advisor Series Opportunistic Insights Fund (c)	3,827,082	57,482,779
Fidelity Advisor Series Small Cap Fund (c)	3,052,531	33,577,838
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	6,306,440	84,127,905
Fidelity Series 100 Index Fund (c)	2,753,976	36,655,414
Fidelity Series 1000 Value Index Fund (c)	1,231,317	13,963,134
Fidelity Series All-Sector Equity Fund (c)	6,027,574	85,290,173
Fidelity Series Commodity Strategy Fund (a)(c)	2,172,929	14,189,228
Fidelity Series Real Estate Equity Fund (c)	631,020	8,973,105
Fidelity Series Small Cap Opportunities Fund (c)	3,146,091	40,993,566
TOTAL DOMESTIC EQUITY FUNDS (Cost $598,751,582)		719,019,305
International Equity Funds - 16.5%

Fidelity Series Emerging Markets Fund (c)	5,029,161	83,785,827
Fidelity Series International Growth Fund (c)	6,585,399	88,902,890
Fidelity Series International Small Cap Fund (c)	1,348,154	20,047,045
Fidelity Series International Value Fund (c)	9,058,319	87,412,780
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $244,779,100)		280,148,542
Bond Funds - 36.5%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	1,131,242	$ 10,871,238
Fidelity Series Floating Rate High Income Fund (c)	858,040	8,331,567
Fidelity Series High Income Fund (c)	6,603,836	64,387,400
Fidelity Series Inflation-Protected Bond Index Fund (c)	2,832,317	27,303,536
Fidelity Series Investment Grade Bond Fund (c)	43,928,937	502,986,323
Fidelity Series Real Estate Income Fund (c)	738,738	8,222,152
TOTAL BOND FUNDS (Cost $612,465,427)		622,102,216
Short-Term Funds - 4.8%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	2,575,796	24,083,697
Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (b)(c)	57,355,384	57,355,384
TOTAL SHORT-TERM FUNDS (Cost $80,488,430)		81,439,081
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,536,484,539)		1,702,709,144
NET OTHER ASSETS (LIABILITIES) - 0.0%		(361,779)
NET ASSETS - 100%		$ 1,702,347,365
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 67,254,688	$ 6,743,070	$ 36,757	$ 63,613,184
Fidelity Advisor Equity Growth Fund Institutional Class	68,069,520	212,998	69,391,175	-	-
Fidelity Advisor Series Equity-Income Fund	132,307,650	10,190,567	21,669,628	2,767,259	124,793,024
Fidelity Advisor Series Growth & Income Fund	101,882,993	6,181,550	22,263,065	3,027,251	89,127,460
Fidelity Advisor Series Growth Opportunities Fund	64,302,206	1,188,630	3,646,640	90,934	66,232,495
Fidelity Advisor Series Opportunistic Insights Fund	59,143,879	4,065,481	9,908,147	-	57,482,779
Fidelity Advisor Series Small Cap Fund	36,011,492	1,967,070	5,790,181	56,308	33,577,838
Fidelity Advisor Series Stock Selector Large Cap Value Fund	84,854,048	8,863,738	14,005,114	975,650	84,127,905
Fidelity Advisor Short Fixed-Income Fund Institutional Class	81,766,853	1,242,116	58,976,223	383,742	24,083,697
Fidelity Institutional Money Market Portfolio Institutional Class	102,948,070	1,918,819	47,511,505	54,382	57,355,384
Fidelity Series 100 Index Fund	36,277,966	3,265,736	6,047,373	723,236	36,655,414
Fidelity Series 1000 Value Index Fund	13,082,904	2,392,152	2,325,114	276,443	13,963,134
Fidelity Series All-Sector Equity Fund	92,277,856	9,514,556	17,165,430	674,019	85,290,173
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund	$ 22,331,388	$ 308,199	$ 4,089,472	$ -	$ 14,189,228
Fidelity Series Emerging Markets Debt Fund	10,613,949	2,601,600	1,636,937	488,394	10,871,238
Fidelity Series Emerging Markets Fund	65,520,421	28,034,404	6,345,472	699,354	83,785,827
Fidelity Series Floating Rate High Income Fund	20,981,485	1,323,771	13,300,568	477,853	8,331,567
Fidelity Series High Income Fund	109,868,417	6,951,483	46,314,472	5,266,288	64,387,400
Fidelity Series Inflation-Protected Bond Index Fund	24,365,652	7,288,898	3,719,448	29,444	27,303,536
Fidelity Series International Growth Fund	112,372,553	4,794,513	24,042,650	1,202,107	88,902,890
Fidelity Series International Small Cap Fund	26,592,348	779,193	5,471,719	186,048	20,047,045
Fidelity Series International Value Fund	113,600,676	7,980,658	21,162,477	3,762,584	87,412,780
Fidelity Series Investment Grade Bond Fund	449,767,050	108,015,264	62,642,735	9,326,852	502,986,323
Fidelity Series Real Estate Equity Fund	8,644,837	1,306,043	1,825,611	293,055	8,973,105
Fidelity Series Real Estate Income Fund	9,066,091	731,011	1,480,651	405,157	8,222,152
Fidelity Series Small Cap Opportunities Fund	43,540,057	5,870,579	6,752,896	131,766	40,993,566
Total	$ 1,890,190,361	$ 294,243,718	$ 484,227,773	$ 31,334,882	$ 1,702,709,144
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $1,537,730,845. Net unrealized appreciation aggregated $164,978,299, of which $178,912,760 related to appreciated investment securities and $13,934,461 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2025 Fund®

December 31, 2014

1.811335.110

AFF25-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 53.0%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	14,173,208	$ 148,535,224
Fidelity Advisor Series Equity-Income Fund (c)	22,695,499	293,225,843
Fidelity Advisor Series Growth & Income Fund (c)	15,045,578	203,717,121
Fidelity Advisor Series Growth Opportunities Fund (c)	13,303,260	152,189,296
Fidelity Advisor Series Opportunistic Insights Fund (c)	8,974,807	134,801,601
Fidelity Advisor Series Small Cap Fund (c)	7,221,632	79,437,949
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	14,887,964	198,605,438
Fidelity Series 100 Index Fund (c)	6,535,184	86,983,295
Fidelity Series 1000 Value Index Fund (c)	2,909,738	32,996,434
Fidelity Series All-Sector Equity Fund (c)	13,923,995	197,024,534
Fidelity Series Commodity Strategy Fund (a)(c)	4,013,200	26,206,193
Fidelity Series Real Estate Equity Fund (c)	1,473,887	20,958,669
Fidelity Series Small Cap Opportunities Fund (c)	7,432,132	96,840,675
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,410,501,624)		1,671,522,272
International Equity Funds - 20.7%

Fidelity Series Emerging Markets Fund (c)	10,843,260	180,648,709
Fidelity Series International Growth Fund (c)	15,775,087	212,963,676
Fidelity Series International Small Cap Fund (c)	3,238,424	48,155,363
Fidelity Series International Value Fund (c)	21,773,830	210,117,459
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $587,030,185)		651,885,207
Bond Funds - 23.9%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	1,925,379	$ 18,502,892
Fidelity Series Floating Rate High Income Fund (c)	1,594,130	15,479,002
Fidelity Series High Income Fund (c)	11,643,132	113,520,537
Fidelity Series Inflation-Protected Bond Index Fund (c)	33	314
Fidelity Series Investment Grade Bond Fund (c)	51,814,233	593,272,967
Fidelity Series Real Estate Income Fund (c)	1,366,882	15,213,395
TOTAL BOND FUNDS (Cost $751,994,047)		755,989,107
Short-Term Funds - 2.4%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	2,403,376	22,471,565
Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (b)(c)	53,852,941	53,852,941
TOTAL SHORT-TERM FUNDS (Cost $76,302,843)		76,324,506
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,825,828,699)		3,155,721,092
NET OTHER ASSETS (LIABILITIES) - 0.0%		(638,405)
NET ASSETS - 100%		$ 3,155,082,687
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 166,112,753	$ 25,451,569	$ 85,608	$ 148,535,224
Fidelity Advisor Equity Growth Fund Institutional Class	161,175,772	1,245,516	165,192,797	-	-
Fidelity Advisor Series Equity-Income Fund	292,761,215	29,650,947	38,125,132	6,348,434	293,225,843
Fidelity Advisor Series Growth & Income Fund	218,330,109	18,795,466	40,681,242	3,670,224	203,717,121
Fidelity Advisor Series Growth Opportunities Fund	140,332,644	3,248,306	1,436,823	208,950	152,189,296
Fidelity Advisor Series Opportunistic Insights Fund	127,758,835	12,090,864	14,143,167	-	134,801,601
Fidelity Advisor Series Small Cap Fund	77,658,110	8,357,394	9,724,626	133,551	79,437,949
Fidelity Advisor Series Stock Selector Large Cap Value Fund	187,724,084	24,986,456	24,092,928	2,303,051	198,605,438
Fidelity Advisor Short Fixed-Income Fund Institutional Class	5,060,855	18,746,761	1,319,194	66,975	22,471,565
Fidelity Institutional Money Market Portfolio Institutional Class	8,293,580	47,718,664	2,159,303	15,842	53,852,941
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund	$ 83,351,878	$ 6,544,844	$ 10,481,915	$ 1,722,622	$ 86,983,295
Fidelity Series 1000 Value Index Fund	33,723,065	2,655,192	5,359,720	653,213	32,996,434
Fidelity Series All-Sector Equity Fund	199,748,704	26,928,693	30,924,318	1,556,861	197,024,534
Fidelity Series Commodity Strategy Fund	41,746,724	1,347,046	8,884,147	-	26,206,193
Fidelity Series Emerging Markets Debt Fund	21,609,039	1,563,256	3,568,506	888,470	18,502,892
Fidelity Series Emerging Markets Fund	152,092,142	47,338,462	11,628,418	1,464,785	180,648,709
Fidelity Series Floating Rate High Income Fund	29,402,899	2,072,392	14,777,058	749,420	15,479,002
Fidelity Series High Income Fund	205,989,836	14,834,524	95,843,009	6,703,642	113,520,537
Fidelity Series Inflation-Protected Bond Index Fund	16,291,016	821,520	17,281,693	14,213	314
Fidelity Series International Growth Fund	251,954,473	15,268,985	44,226,989	2,861,051	212,963,676
Fidelity Series International Small Cap Fund	56,606,327	4,396,403	8,558,158	444,273	48,155,363
Fidelity Series International Value Fund	249,705,079	23,135,775	31,905,453	8,933,323	210,117,459
Fidelity Series Investment Grade Bond Fund	555,010,492	86,992,544	58,299,492	11,289,833	593,272,967
Fidelity Series Real Estate Equity Fund	20,247,127	2,657,185	3,955,366	364,095	20,958,669
Fidelity Series Real Estate Income Fund	15,544,088	1,677,015	1,825,225	695,361	15,213,395
Fidelity Series Small Cap Opportunities Fund	97,715,981	13,836,576	10,928,535	307,149	96,840,675
Total	$ 3,249,834,074	$ 583,023,539	$ 680,774,783	$ 51,480,944	$ 3,155,721,092
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $2,829,065,013. Net unrealized appreciation aggregated $326,656,079, of which $355,219,005 related to appreciated investment securities and $28,562,926 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2035 Fund®

December 31, 2014

1.811337.110

AFF35-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.8%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	13,318,626	$ 139,579,196
Fidelity Advisor Series Equity-Income Fund (c)	21,388,861	276,344,080
Fidelity Advisor Series Growth & Income Fund (c)	14,152,935	191,630,743
Fidelity Advisor Series Growth Opportunities Fund (c)	12,038,734	137,723,122
Fidelity Advisor Series Opportunistic Insights Fund (c)	8,480,075	127,370,721
Fidelity Advisor Series Small Cap Fund (c)	6,981,439	76,795,831
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	13,950,491	186,099,557
Fidelity Series 100 Index Fund (c)	6,244,639	83,116,150
Fidelity Series 1000 Value Index Fund (c)	2,716,376	30,803,703
Fidelity Series All-Sector Equity Fund (c)	13,051,594	184,680,050
Fidelity Series Commodity Strategy Fund (a)(c)	2,999,051	19,583,805
Fidelity Series Real Estate Equity Fund (c)	1,379,094	19,610,711
Fidelity Series Small Cap Opportunities Fund (c)	7,102,397	92,544,235
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,335,030,471)		1,565,881,904
International Equity Funds - 26.1%

Fidelity Series Emerging Markets Fund (c)	9,731,836	162,132,385
Fidelity Series International Growth Fund (c)	15,190,415	205,070,601
Fidelity Series International Small Cap Fund (c)	3,069,689	45,646,283
Fidelity Series International Value Fund (c)	20,658,294	199,352,540
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $560,286,857)		612,201,809
Bond Funds - 5.6%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	1,438,565	$ 13,824,609
Fidelity Series Floating Rate High Income Fund (c)	1,179,347	11,451,457
Fidelity Series High Income Fund (c)	8,603,979	83,888,797
Fidelity Series Investment Grade Bond Fund (c)	919,387	10,526,983
Fidelity Series Real Estate Income Fund (c)	1,018,241	11,333,024
TOTAL BOND FUNDS (Cost $132,752,632)		131,024,870
Short-Term Funds - 1.5%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	1,094,497	10,233,547
Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (b)(c)	24,024,498	24,024,498
TOTAL SHORT-TERM FUNDS (Cost $34,267,925)		34,258,045
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,062,337,885)		2,343,366,628
NET OTHER ASSETS (LIABILITIES) - 0.0%		(446,064)
NET ASSETS - 100%		$ 2,342,920,564
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 147,591,795	$ 14,841,371	$ 80,373	$ 139,579,196
Fidelity Advisor Equity Growth Fund Institutional Class	141,294,616	1,887,474	145,619,272	-	-
Fidelity Advisor Series Equity-Income Fund	272,505,609	34,949,932	39,295,120	5,917,059	276,344,080
Fidelity Advisor Series Growth & Income Fund	182,126,478	27,054,671	23,428,013	3,219,832	191,630,743
Fidelity Advisor Series Growth Opportunities Fund	125,758,071	4,219,619	1,343,005	189,088	137,723,122
Fidelity Advisor Series Opportunistic Insights Fund	115,284,750	18,527,942	14,979,151	-	127,370,721
Fidelity Advisor Series Small Cap Fund	70,939,088	11,918,117	9,145,896	128,964	76,795,831
Fidelity Advisor Series Stock Selector Large Cap Value Fund	179,823,059	24,135,421	27,382,759	2,155,850	186,099,557
Fidelity Advisor Short Fixed-Income Fund Institutional Class	-	10,450,301	206,852	19,713	10,233,547
Fidelity Institutional Money Market Portfolio Institutional Class	-	25,272,146	1,247,648	5,744	24,024,498
Fidelity Series 100 Index Fund	75,235,973	11,267,815	10,414,214	1,649,020	83,116,150
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 1000 Value Index Fund	$ 30,432,611	$ 3,050,734	$ 4,516,310	$ 612,351	$ 30,803,703
Fidelity Series All-Sector Equity Fund	185,070,728	27,859,933	29,316,699	1,457,846	184,680,050
Fidelity Series Commodity Strategy Fund	22,856,693	4,732,525	2,244,871	-	19,583,805
Fidelity Series Emerging Markets Debt Fund	16,281,964	1,398,407	3,038,945	656,869	13,824,609
Fidelity Series Emerging Markets Fund	135,297,323	42,445,312	9,685,396	1,273,068	162,132,385
Fidelity Series Floating Rate High Income Fund	17,568,838	1,584,329	6,822,369	476,841	11,451,457
Fidelity Series High Income Fund	158,357,676	11,921,092	77,697,579	4,972,869	83,888,797
Fidelity Series International Growth Fund	227,481,559	15,981,016	28,469,358	2,751,158	205,070,601
Fidelity Series International Small Cap Fund	49,476,492	5,614,646	5,411,408	420,692	45,646,283
Fidelity Series International Value Fund	226,185,277	28,095,844	26,250,477	8,367,821	199,352,540
Fidelity Series Investment Grade Bond Fund	35,186,927	3,660,238	28,746,791	482,710	10,526,983
Fidelity Series Real Estate Equity Fund	18,628,918	2,820,754	3,686,607	338,032	19,610,711
Fidelity Series Real Estate Income Fund	11,401,057	1,591,294	1,522,217	511,289	11,333,024
Fidelity Series Small Cap Opportunities Fund	89,345,729	17,659,276	11,125,262	293,652	92,544,235
Total	$ 2,386,539,436	$ 485,690,633	$ 526,437,590	$ 35,980,841	$ 2,343,366,628
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $2,063,977,312. Net unrealized appreciation aggregated $279,389,316, of which $301,328,674 related to appreciated investment securities and $21,939,358 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom® 2055 Fund

December 31, 2014

1.927048.103

AFF55-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.4%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	1,201,710	$ 12,593,925
Fidelity Advisor Series Equity-Income Fund (c)	1,938,679	25,047,728
Fidelity Advisor Series Growth & Income Fund (c)	1,284,135	17,387,184
Fidelity Advisor Series Growth Opportunities Fund (c)	1,049,736	12,008,984
Fidelity Advisor Series Opportunistic Insights Fund (c)	771,917	11,594,189
Fidelity Advisor Series Small Cap Fund (c)	633,365	6,967,012
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	1,263,588	16,856,262
Fidelity Series 100 Index Fund (c)	565,113	7,521,650
Fidelity Series 1000 Value Index Fund (c)	246,723	2,797,839
Fidelity Series All-Sector Equity Fund (c)	1,187,826	16,807,740
Fidelity Series Commodity Strategy Fund (a)(c)	272,844	1,781,674
Fidelity Series Real Estate Equity Fund (c)	132,022	1,877,357
Fidelity Series Small Cap Opportunities Fund (c)	645,240	8,407,477
TOTAL DOMESTIC EQUITY FUNDS (Cost $131,153,019)		141,649,021
International Equity Funds - 26.7%

Fidelity Series Emerging Markets Fund (c)	947,836	15,790,941
Fidelity Series International Growth Fund (c)	1,373,614	18,543,794
Fidelity Series International Small Cap Fund (c)	287,662	4,277,535
Fidelity Series International Value Fund (c)	1,914,409	18,474,047
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $57,764,799)		57,086,317
Bond Funds - 5.5%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	120,027	$ 1,153,460
Fidelity Series Floating Rate High Income Fund (c)	106,699	1,036,051
Fidelity Series High Income Fund (c)	761,631	7,425,905
Fidelity Series Investment Grade Bond Fund (c)	95,575	1,037,572
Fidelity Series Real Estate Income Fund (c)	91,207	1,015,138
TOTAL BOND FUNDS (Cost $12,136,545)		11,668,126
Short-Term Funds - 1.4%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	99,104	926,619
Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (b)(c)	2,163,174	2,163,174
TOTAL SHORT-TERM FUNDS (Cost $3,090,770)		3,089,793
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $204,145,132)	213,493,257
NET OTHER ASSETS (LIABILITIES) - 0.0%	(35,354)
NET ASSETS - 100%	$ 213,457,903
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 13,038,694	$ 963,725	$ 7,100	$ 12,593,925
Fidelity Advisor Equity Growth Fund Institutional Class	8,880,395	1,034,860	10,100,451	-	-
Fidelity Advisor Series Equity-Income Fund	17,895,119	10,097,431	3,467,432	468,080	25,047,728
Fidelity Advisor Series Growth & Income Fund	13,265,158	6,441,340	2,771,740	257,979	17,387,184
Fidelity Advisor Series Growth Opportunities Fund	8,026,517	3,566,097	278,764	15,681	12,008,984
Fidelity Advisor Series Opportunistic Insights Fund	7,732,493	4,586,875	1,393,614	-	11,594,189
Fidelity Advisor Series Small Cap Fund	4,851,837	2,822,353	954,870	11,429	6,967,012
Fidelity Advisor Series Stock Selector Large Cap Value Fund	11,851,287	6,922,379	2,554,288	193,975	16,856,262
Fidelity Advisor Short Fixed-Income Fund Institutional Class	-	952,879	25,242	1,756	926,619
Fidelity Institutional Money Market Portfolio Institutional Class	-	2,284,256	121,082	505	2,163,174
Fidelity Series 100 Index Fund	5,006,785	3,105,829	1,123,364	146,863	7,521,650
Fidelity Series 1000 Value Index Fund	2,029,502	1,101,472	464,206	55,009	2,797,839
Fidelity Series All-Sector Equity Fund	11,151,907	8,047,051	2,270,807	131,692	16,807,740
Fidelity Series Commodity Strategy Fund	1,467,193	950,534	166,912	-	1,781,674
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Debt Fund	$ 1,074,301	$ 319,938	$ 168,153	$ 49,318	$ 1,153,460
Fidelity Series Emerging Markets Fund	8,827,477	8,546,224	880,734	118,349	15,790,941
Fidelity Series Floating Rate High Income Fund	16,117	1,266,142	175,641	17,133	1,036,051
Fidelity Series High Income Fund	10,425,524	2,552,080	4,849,952	374,967	7,425,905
Fidelity Series International Growth Fund	14,898,127	6,551,545	2,030,586	235,496	18,543,794
Fidelity Series International Small Cap Fund	3,562,259	1,593,411	551,896	35,944	4,277,535
Fidelity Series International Value Fund	15,006,060	7,861,769	1,928,628	719,145	18,474,047
Fidelity Series Investment Grade Bond Fund	3,475,861	1,867,639	4,292,707	49,932	1,037,572
Fidelity Series Real Estate Equity Fund	1,611,534	813,390	713,937	30,426	1,877,357
Fidelity Series Real Estate Income Fund	423,596	698,615	88,308	39,712	1,015,138
Fidelity Series Small Cap Opportunities Fund	5,878,390	3,712,128	978,449	25,424	8,407,477
Total	$ 157,357,439	$ 100,734,931	$ 43,315,488	$ 2,985,915	$ 213,493,257
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $204,389,955. Net unrealized appreciation aggregated $9,103,302, of which $12,800,833 related to appreciated investment securities and $3,697,531 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2005 Fund®

December 31, 2014

1.811311.110

AFF5-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 30.2%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	677,271	$ 7,097,803
Fidelity Advisor Series Equity-Income Fund (c)	1,096,255	14,163,612
Fidelity Advisor Series Growth & Income Fund (c)	727,372	9,848,623
Fidelity Advisor Series Growth Opportunities Fund (c)	658,737	7,535,953
Fidelity Advisor Series Opportunistic Insights Fund (c)	441,145	6,626,001
Fidelity Advisor Series Small Cap Fund (c)	358,727	3,946,000
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	713,541	9,518,631
Fidelity Series 100 Index Fund (c)	322,741	4,295,687
Fidelity Series 1000 Value Index Fund (c)	141,975	1,609,994
Fidelity Series All-Sector Equity Fund (c)	671,701	9,504,570
Fidelity Series Commodity Strategy Fund (a)(c)	365,955	2,389,684
Fidelity Series Real Estate Equity Fund (c)	73,163	1,040,377
Fidelity Series Small Cap Opportunities Fund (c)	364,660	4,751,526
TOTAL DOMESTIC EQUITY FUNDS (Cost $69,292,273)		82,328,461
International Equity Funds - 11.3%

Fidelity Series Emerging Markets Fund (c)	586,329	9,768,240
Fidelity Series International Growth Fund (c)	708,490	9,564,617
Fidelity Series International Small Cap Fund (c)	145,338	2,161,176
Fidelity Series International Value Fund (c)	968,417	9,345,228
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $26,942,626)		30,839,261
Bond Funds - 43.7%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	180,469	$ 1,734,310
Fidelity Series Floating Rate High Income Fund (c)	139,745	1,356,926
Fidelity Series High Income Fund (c)	1,071,461	10,446,742
Fidelity Series Inflation-Protected Bond Index Fund (c)	862,995	8,319,273
Fidelity Series Investment Grade Bond Fund (c)	8,389,714	96,062,224
Fidelity Series Real Estate Income Fund (c)	119,107	1,325,660
TOTAL BOND FUNDS (Cost $117,134,289)		119,245,135
Short-Term Funds - 14.8%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	1,295,657	12,114,390
Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (b)(c)	28,208,044	28,208,044
TOTAL SHORT-TERM FUNDS (Cost $39,942,087)		40,322,434
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $253,311,275)		272,735,291
NET OTHER ASSETS (LIABILITIES) - 0.0%		(53,564)
NET ASSETS - 100%		$ 272,681,727
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 7,853,702	$ 1,101,528	$ 4,246	$ 7,097,803
Fidelity Advisor Equity Growth Fund Institutional Class	7,198,520	287,481	7,615,391	-	-
Fidelity Advisor Series Equity-Income Fund	15,060,068	2,290,178	3,658,036	317,734	14,163,612
Fidelity Advisor Series Growth & Income Fund	10,394,081	1,409,297	2,297,113	175,153	9,848,623
Fidelity Advisor Series Growth Opportunities Fund	7,154,850	270,019	377,245	10,347	7,535,953
Fidelity Advisor Series Opportunistic Insights Fund	6,475,954	893,864	1,209,213	-	6,626,001
Fidelity Advisor Series Small Cap Fund	4,025,656	597,930	838,963	6,790	3,946,000
Fidelity Advisor Series Stock Selector Large Cap Value Fund	9,917,977	1,451,729	2,375,206	111,569	9,518,631
Fidelity Advisor Short Fixed-Income Fund Institutional Class	25,429,176	1,817,147	15,143,837	130,477	12,114,390
Fidelity Institutional Money Market Portfolio Institutional Class	31,651,439	4,132,292	7,575,686	19,526	28,208,044
Fidelity Series 100 Index Fund	4,201,227	566,487	849,699	86,189	4,295,687
Fidelity Series 1000 Value Index Fund	1,699,627	194,596	384,623	32,216	1,609,994
Fidelity Series All-Sector Equity Fund	9,724,154	1,965,585	2,243,805	75,913	9,504,570
Fidelity Series Commodity Strategy Fund	3,577,803	355,277	831,941	-	2,389,684
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Debt Fund	$ 1,717,539	$ 427,378	$ 299,158	$ 78,343	$ 1,734,310
Fidelity Series Emerging Markets Fund	7,322,048	3,789,758	922,367	82,751	9,768,240
Fidelity Series Floating Rate High Income Fund	3,394,235	316,956	2,243,725	78,231	1,356,926
Fidelity Series High Income Fund	15,928,232	1,686,414	6,216,670	537,732	10,446,742
Fidelity Series Inflation-Protected Bond Index Fund	6,140,401	3,578,331	1,194,418	7,919	8,319,273
Fidelity Series International Growth Fund	12,483,392	1,090,500	3,547,103	131,827	9,564,617
Fidelity Series International Small Cap Fund	2,870,780	224,223	730,850	20,427	2,161,176
Fidelity Series International Value Fund	12,658,344	1,488,048	3,373,067	407,585	9,345,228
Fidelity Series Investment Grade Bond Fund	88,333,757	20,923,650	14,715,678	1,786,701	96,062,224
Fidelity Series Real Estate Equity Fund	1,127,969	168,517	362,993	18,667	1,040,377
Fidelity Series Real Estate Income Fund	1,348,853	225,393	231,836	61,178	1,325,660
Fidelity Series Small Cap Opportunities Fund	4,765,222	1,087,831	910,223	15,374	4,751,526
Total	$ 294,601,304	$ 59,092,583	$ 81,250,374	$ 4,196,895	$ 272,735,291
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $253,581,111. Net unrealized appreciation aggregated $19,154,180, of which $21,387,670 related to appreciated investment securities and $2,233,490 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® 2010 Fund

December 31, 2014

1.811322.110

F10-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.7%
	Shares	Value
Fidelity Series 100 Index Fund (c)	4,697,153	$ 62,519,107
Fidelity Series 1000 Value Index Fund (c)	3,183,328	36,098,937
Fidelity Series All-Sector Equity Fund (c)	14,543,373	205,788,730
Fidelity Series Blue Chip Growth Fund (c)	14,926,460	180,460,904
Fidelity Series Commodity Strategy Fund (a)(c)	6,629,161	43,288,422
Fidelity Series Equity-Income Fund (c)	20,625,739	265,247,009
Fidelity Series Growth & Income Fund (c)	15,087,564	203,832,992
Fidelity Series Growth Company Fund (c)	19,246,081	230,568,049
Fidelity Series Intrinsic Opportunities Fund (c)	9,200,586	132,120,417
Fidelity Series Opportunistic Insights Fund (c)	9,163,874	136,450,080
Fidelity Series Real Estate Equity Fund (c)	1,848,373	26,283,862
Fidelity Series Small Cap Discovery Fund (c)	3,296,037	35,564,239
Fidelity Series Small Cap Opportunities Fund (c)	8,213,350	107,019,950
Fidelity Series Stock Selector Large Cap Value Fund (c)	13,692,706	180,469,870
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,557,716,521)		1,845,712,568
International Equity Funds - 13.8%

Fidelity Series Emerging Markets Fund (c)	11,855,563	197,513,678
Fidelity Series International Growth Fund (c)	16,602,221	224,129,982
Fidelity Series International Small Cap Fund (c)	3,383,141	50,307,309
Fidelity Series International Value Fund (c)	22,858,083	220,580,503
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $657,303,240)		692,531,472
Bond Funds - 39.5%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	3,391,268	$ 32,590,086
Fidelity Series Floating Rate High Income Fund (c)	2,556,453	24,823,161
Fidelity Series High Income Fund (c)	20,678,720	201,617,521
Fidelity Series Inflation-Protected Bond Index Fund (c)	12,604,464	121,507,032
Fidelity Series Investment Grade Bond Fund (c)	138,367,169	1,584,304,090
Fidelity Series Real Estate Income Fund (c)	2,189,620	24,370,476
TOTAL BOND FUNDS (Cost $2,010,147,750)		1,989,212,366
Short-Term Funds - 10.0%

Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (b)(c)	284,673,763	284,673,763
Fidelity Short-Term Bond Fund (c)	25,388,117	217,830,043
TOTAL SHORT-TERM FUNDS (Cost $506,832,884)		502,503,806
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,732,000,395)	5,029,960,212
NET OTHER ASSETS (LIABILITIES) - 0.0%	(8,625)
NET ASSETS - 100%	$ 5,029,951,587
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ 418,224,875	$ 703,719	$ 134,254,831	$ 239,299	$ 284,673,763
Fidelity Series 100 Index Fund	56,501,356	7,548,924	6,620,055	1,219,777	62,519,107
Fidelity Series 1000 Value Index Fund	38,096,578	1,375,244	5,619,707	714,144	36,098,937
Fidelity Series All-Sector Equity Fund	232,484,736	19,097,496	48,119,842	1,624,921	205,788,730
Fidelity Series Blue Chip Growth Fund	178,547,607	9,009,988	27,065,737	353,954	180,460,904
Fidelity Series Commodity Strategy Fund	61,359,478	2,410,226	7,585,391	-	43,288,422
Fidelity Series Emerging Markets Debt Fund	33,936,822	4,104,872	3,455,259	1,471,326	32,590,086
Fidelity Series Emerging Markets Fund	163,736,237	52,660,741	11,176,818	1,597,664	197,513,678
Fidelity Series Equity-Income Fund	277,416,481	17,085,828	37,732,792	5,890,782	265,247,009
Fidelity Series Floating Rate High Income Fund	60,450,661	3,413,868	37,046,237	1,394,714	24,823,161
Fidelity Series Growth & Income Fund	210,558,853	12,540,268	27,980,043	2,923,314	203,832,992
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Growth Company Fund	$ 222,959,428	$ 2,931,315	$ 18,221,037	$ 439,301	$ 230,568,049
Fidelity Series High Income Fund	304,930,425	18,222,704	102,843,075	10,367,569	201,617,521
Fidelity Series Inflation-Protected Bond Index Fund	96,672,358	43,194,168	15,610,261	118,349	121,507,032
Fidelity Series International Growth Fund	280,773,999	9,107,012	55,153,670	3,027,251	224,129,982
Fidelity Series International Small Cap Fund	65,102,967	1,226,950	11,377,017	466,777	50,307,309
Fidelity Series International Value Fund	284,162,212	16,628,498	47,579,583	9,363,366	220,580,503
Fidelity Series Intrinsic Opportunities Fund	135,140,799	8,320,803	15,817,381	1,874,182	132,120,417
Fidelity Series Investment Grade Bond Fund	1,443,968,946	250,765,178	135,261,492	29,134,884	1,584,304,090
Fidelity Series Opportunistic Insights Fund	134,604,533	9,159,266	15,920,776	-	136,450,080
Fidelity Series Real Estate Equity Fund	26,666,981	2,134,907	5,066,555	455,030	26,283,862
Fidelity Series Real Estate Income Fund	26,083,652	2,122,986	3,550,833	1,127,388	24,370,476
Fidelity Series Small Cap Discovery Fund	33,947,819	3,743,110	3,862,255	65,078	35,564,239
Fidelity Series Small Cap Opportunities Fund	109,302,533	14,804,666	12,884,459	340,734	107,019,950
Fidelity Series Stock Selector Large Cap Value Fund	182,321,741	15,140,150	26,805,134	2,076,286	180,469,870
Fidelity Short-Term Bond Fund	341,984,979	11,998,172	136,038,814	2,009,852	217,830,043
Total	$ 5,419,937,056	$ 539,451,059	$ 952,649,054	$ 78,295,942	$ 5,029,960,212
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $4,741,501,041. Net unrealized appreciation aggregated $288,459,171, of which $372,747,869 related to appreciated investment securities and $84,288,698 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® 2020 Fund

December 31, 2014

1.811330.110

F20-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 46.5%
	Shares	Value
Fidelity Series 100 Index Fund (c)	15,468,952	$ 205,891,752
Fidelity Series 1000 Value Index Fund (c)	10,385,081	117,766,816
Fidelity Series All-Sector Equity Fund (c)	47,589,591	673,392,719
Fidelity Series Blue Chip Growth Fund (c)	48,814,459	590,166,811
Fidelity Series Commodity Strategy Fund (a)(c)	16,681,134	108,927,802
Fidelity Series Equity-Income Fund (c)	67,844,614	872,481,737
Fidelity Series Growth & Income Fund (c)	49,421,717	667,687,394
Fidelity Series Growth Company Fund (c)	62,148,890	744,543,702
Fidelity Series Intrinsic Opportunities Fund (c)	30,098,162	432,209,613
Fidelity Series Opportunistic Insights Fund (c)	29,778,847	443,407,034
Fidelity Series Real Estate Equity Fund (c)	5,987,715	85,145,313
Fidelity Series Small Cap Discovery Fund (c)	9,649,928	104,122,726
Fidelity Series Small Cap Opportunities Fund (c)	26,874,206	350,170,906
Fidelity Series Stock Selector Large Cap Value Fund (c)	44,809,356	590,587,317
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,981,118,064)		5,986,501,642
International Equity Funds - 17.8%

Fidelity Series Emerging Markets Fund (c)	37,883,510	631,139,283
Fidelity Series International Growth Fund (c)	55,947,274	755,288,202
Fidelity Series International Small Cap Fund (c)	11,297,090	167,987,728
Fidelity Series International Value Fund (c)	76,239,985	735,715,852
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,124,972,878)		2,290,131,065
Bond Funds - 31.8%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	8,514,915	$ 81,828,332
Fidelity Series Floating Rate High Income Fund (c)	6,497,834	63,093,972
Fidelity Series High Income Fund (c)	53,984,299	526,346,916
Fidelity Series Inflation-Protected Bond Index Fund (c)	11,286,336	108,800,279
Fidelity Series Investment Grade Bond Fund (c)	283,320,270	3,244,017,095
Fidelity Series Real Estate Income Fund (c)	5,561,301	61,897,281
TOTAL BOND FUNDS (Cost $4,074,240,916)		4,085,983,875
Short-Term Funds - 3.9%

Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (b)(c)	269,878,805	269,878,805
Fidelity Short-Term Bond Fund (c)	26,393,189	226,453,563
TOTAL SHORT-TERM FUNDS (Cost $494,422,547)		496,332,368
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $11,674,754,405)		12,858,948,950
NET OTHER ASSETS (LIABILITIES) - 0.0%		(15,574)
NET ASSETS - 100%		$ 12,858,933,376
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ 466,401,937	$ 5,269,326	$ 201,792,458	$ 265,166	$ 269,878,805
Fidelity Series 100 Index Fund	170,714,134	40,009,383	20,941,440	4,082,583	205,891,752
Fidelity Series 1000 Value Index Fund	106,653,964	16,559,355	12,348,285	2,331,795	117,766,816
Fidelity Series All-Sector Equity Fund	689,012,324	70,271,716	90,650,620	5,321,979	673,392,719
Fidelity Series Blue Chip Growth Fund	574,866,870	25,885,074	74,691,018	1,144,509	590,166,811
Fidelity Series Commodity Strategy Fund	152,205,617	4,914,198	15,672,131	-	108,927,802
Fidelity Series Emerging Markets Debt Fund	91,640,657	5,381,342	10,289,799	3,710,030	81,828,332
Fidelity Series Emerging Markets Fund	520,378,783	165,777,879	31,592,741	4,979,456	631,139,283
Fidelity Series Equity-Income Fund	865,558,337	75,963,497	94,735,800	18,843,961	872,481,737
Fidelity Series Floating Rate High Income Fund	146,038,914	7,313,571	85,212,702	3,440,759	63,093,972
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Growth & Income Fund	$ 666,200,956	$ 49,880,628	$ 76,098,276	$ 11,348,133	$ 667,687,394
Fidelity Series Growth Company Fund	715,780,446	5,892,749	49,175,068	1,418,578	744,543,702
Fidelity Series High Income Fund	800,653,966	56,764,028	282,231,115	27,095,731	526,346,916
Fidelity Series Inflation-Protected Bond Index Fund	126,348,976	3,874,872	19,407,493	141,866	108,800,279
Fidelity Series International Growth Fund	873,348,978	50,809,250	133,518,323	10,186,751	755,288,202
Fidelity Series International Small Cap Fund	202,752,005	6,346,166	25,968,211	1,556,469	167,987,728
Fidelity Series International Value Fund	882,234,808	72,565,157	112,649,319	31,184,303	735,715,852
Fidelity Series Intrinsic Opportunities Fund	428,212,561	36,236,274	46,526,251	6,085,813	432,209,613
Fidelity Series Investment Grade Bond Fund	2,873,877,960	549,952,485	229,768,130	58,633,615	3,244,017,095
Fidelity Series Opportunistic Insights Fund	435,329,662	28,650,117	48,124,417	-	443,407,034
Fidelity Series Real Estate Equity Fund	80,768,805	21,778,809	28,822,536	1,519,563	85,145,313
Fidelity Series Real Estate Income Fund	63,788,575	5,373,509	6,514,534	2,837,223	61,897,281
Fidelity Series Small Cap Discovery Fund	96,453,819	14,107,163	11,092,758	188,169	104,122,726
Fidelity Series Small Cap Opportunities Fund	347,048,808	59,363,045	42,886,379	1,103,432	350,170,906
Fidelity Series Stock Selector Large Cap Value Fund	585,492,849	46,824,106	72,708,846	6,800,775	590,587,317
Fidelity Short-Term Bond Fund	382,229,079	10,649,978	166,312,132	2,261,690	226,453,563
Total	$ 13,343,993,790	$ 1,436,413,677	$ 1,989,730,782	$ 206,482,349	$ 12,858,948,950
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $11,691,131,056. Net unrealized appreciation aggregated $1,167,817,894, of which $1,316,224,750 related to appreciated investment securities and $148,406,856 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® 2025 Fund

December 31, 2014

1.811340.110

F25-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 53.1%
	Shares	Value
Fidelity Series 100 Index Fund (c)	12,244,745	$ 162,977,552
Fidelity Series 1000 Value Index Fund (c)	8,224,179	93,262,186
Fidelity Series All-Sector Equity Fund (c)	37,418,768	529,475,566
Fidelity Series Blue Chip Growth Fund (c)	38,427,996	464,594,470
Fidelity Series Commodity Strategy Fund (a)(c)	11,213,627	73,224,985
Fidelity Series Equity-Income Fund (c)	53,362,588	686,242,878
Fidelity Series Growth & Income Fund (c)	38,893,056	525,445,182
Fidelity Series Growth Company Fund (c)	48,507,086	581,114,887
Fidelity Series Intrinsic Opportunities Fund (c)	23,753,181	341,095,685
Fidelity Series Opportunistic Insights Fund (c)	23,494,224	349,828,999
Fidelity Series Real Estate Equity Fund (c)	4,772,299	67,862,087
Fidelity Series Small Cap Discovery Fund (c)	8,112,548	87,534,391
Fidelity Series Small Cap Opportunities Fund (c)	21,432,641	279,267,310
Fidelity Series Stock Selector Large Cap Value Fund (c)	35,208,331	464,045,802
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,920,624,962)		4,705,971,980
International Equity Funds - 20.3%

Fidelity Series Emerging Markets Fund (c)	29,756,552	495,744,159
Fidelity Series International Growth Fund (c)	43,938,391	593,168,284
Fidelity Series International Small Cap Fund (c)	9,046,734	134,524,929
Fidelity Series International Value Fund (c)	60,053,457	579,515,858
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,659,674,455)		1,802,953,230
Bond Funds - 24.5%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	5,779,708	$ 55,542,994
Fidelity Series Floating Rate High Income Fund (c)	4,455,813	43,265,949
Fidelity Series High Income Fund (c)	37,406,869	364,716,972
Fidelity Series Inflation-Protected Bond Index Fund (c)	18,011	173,627
Fidelity Series Investment Grade Bond Fund (c)	145,226,996	1,662,849,108
Fidelity Series Real Estate Income Fund (c)	3,817,736	42,491,407
TOTAL BOND FUNDS (Cost $2,155,217,528)		2,169,040,057
Short-Term Funds - 2.1%

Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (b)(c)	109,047,245	109,047,245
Fidelity Short-Term Bond Fund (c)	9,266,549	79,506,993
TOTAL SHORT-TERM FUNDS (Cost $188,595,473)		188,554,238
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,924,112,418)		8,866,519,505
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,340)
NET ASSETS - 100%		$ 8,866,517,165
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ 22,696,772	$ 90,323,927	$ 3,973,454	$ 31,629	$ 109,047,245
Fidelity Series 100 Index Fund	135,981,212	29,483,592	15,242,451	3,237,162	162,977,552
Fidelity Series 1000 Value Index Fund	90,366,773	7,552,890	10,102,684	1,844,835	93,262,186
Fidelity Series All-Sector Equity Fund	539,615,520	66,307,630	80,106,886	4,180,760	529,475,566
Fidelity Series Blue Chip Growth Fund	450,138,170	25,452,861	61,138,463	900,767	464,594,470
Fidelity Series Commodity Strategy Fund	111,369,829	3,523,076	19,608,900	-	73,224,985
Fidelity Series Emerging Markets Debt Fund	60,799,948	4,408,593	6,335,397	2,501,337	55,542,994
Fidelity Series Emerging Markets Fund	411,909,585	132,695,889	27,825,734	4,129,408	495,744,159
Fidelity Series Equity-Income Fund	666,794,181	76,090,833	76,271,501	14,679,816	686,242,878
Fidelity Series Floating Rate High Income Fund	80,433,032	5,457,686	39,225,569	2,059,769	43,265,949
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Growth & Income Fund	$ 514,444,684	$ 50,395,692	$ 60,920,487	$ 8,851,166	$ 525,445,182
Fidelity Series Growth Company Fund	554,554,808	4,922,639	34,377,715	1,107,197	581,114,887
Fidelity Series High Income Fund	558,444,640	45,765,321	204,930,938	19,043,334	364,716,972
Fidelity Series Inflation-Protected Bond Index Fund	46,324,698	3,600,353	50,253,037	41,942	173,627
Fidelity Series International Growth Fund	677,952,768	41,979,230	98,626,899	7,997,921	593,168,284
Fidelity Series International Small Cap Fund	163,071,946	7,666,961	24,256,616	1,246,051	134,524,929
Fidelity Series International Value Fund	682,890,475	62,397,915	80,979,704	24,556,577	579,515,858
Fidelity Series Intrinsic Opportunities Fund	331,697,110	31,754,374	33,220,223	4,788,044	341,095,685
Fidelity Series Investment Grade Bond Fund	1,516,542,260	280,228,626	160,089,709	31,096,944	1,662,849,108
Fidelity Series Opportunistic Insights Fund	338,726,862	28,720,664	39,004,915	-	349,828,999
Fidelity Series Real Estate Equity Fund	60,585,246	18,813,467	17,859,754	1,190,718	67,862,087
Fidelity Series Real Estate Income Fund	42,376,447	4,579,901	3,939,087	1,925,198	42,491,407
Fidelity Series Small Cap Discovery Fund	80,274,543	11,768,486	8,364,974	158,097	87,534,391
Fidelity Series Small Cap Opportunities Fund	273,900,130	44,468,969	28,545,767	886,106	279,267,310
Fidelity Series Stock Selector Large Cap Value Fund	434,700,255	61,208,617	55,335,096	5,338,779	464,045,802
Fidelity Short-Term Bond Fund	18,560,826	67,784,819	6,702,075	281,731	79,506,993
Total	$ 8,865,152,720	$ 1,207,353,011	$ 1,247,238,035	$ 142,075,288	$ 8,866,519,505
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $7,933,248,911. Net unrealized appreciation aggregated $933,270,594, of which $1,017,307,966 related to appreciated investment securities and $84,037,372 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® 2030 Fund

December 31, 2014

1.811347.110

F30-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.6%
	Shares	Value
Fidelity Series 100 Index Fund (c)	17,383,109	$ 231,369,181
Fidelity Series 1000 Value Index Fund (c)	11,693,956	132,609,460
Fidelity Series All-Sector Equity Fund (c)	53,377,616	755,293,272
Fidelity Series Blue Chip Growth Fund (c)	54,788,318	662,390,761
Fidelity Series Commodity Strategy Fund (a)(c)	13,569,114	88,606,315
Fidelity Series Equity-Income Fund (c)	76,185,039	979,739,608
Fidelity Series Growth & Income Fund (c)	55,536,178	750,293,771
Fidelity Series Growth Company Fund (c)	69,455,752	832,079,907
Fidelity Series Intrinsic Opportunities Fund (c)	33,881,454	486,537,678
Fidelity Series Opportunistic Insights Fund (c)	33,470,302	498,372,796
Fidelity Series Real Estate Equity Fund (c)	6,761,382	96,146,850
Fidelity Series Small Cap Discovery Fund (c)	11,733,944	126,609,252
Fidelity Series Small Cap Opportunities Fund (c)	30,477,459	397,121,296
Fidelity Series Stock Selector Large Cap Value Fund (c)	50,209,395	661,759,832
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,620,011,280)		6,698,929,979
International Equity Funds - 24.2%

Fidelity Series Emerging Markets Fund (c)	41,522,498	691,764,811
Fidelity Series International Growth Fund (c)	63,940,454	863,196,125
Fidelity Series International Small Cap Fund (c)	13,218,897	196,564,991
Fidelity Series International Value Fund (c)	87,145,647	840,955,494
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,449,638,488)		2,592,481,421
Bond Funds - 12.3%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	7,072,765	$ 67,969,267
Fidelity Series Floating Rate High Income Fund (c)	5,375,091	52,192,133
Fidelity Series High Income Fund (c)	44,995,040	438,701,644
Fidelity Series Inflation-Protected Bond Index Fund (c)	141,874	1,367,668
Fidelity Series Investment Grade Bond Fund (c)	61,562,243	704,887,687
Fidelity Series Real Estate Income Fund (c)	4,632,214	51,556,542
TOTAL BOND FUNDS (Cost $1,322,317,823)		1,316,674,941
Short-Term Funds - 0.9%

Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (b)(c)	55,911,859	55,911,859
Fidelity Short-Term Bond Fund (c)	4,523,896	38,815,029
TOTAL SHORT-TERM FUNDS (Cost $94,778,856)		94,726,888
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,486,746,447)	10,702,813,229
NET OTHER ASSETS (LIABILITIES) - 0.0%	(38,053)
NET ASSETS - 100%	$ 10,702,775,176
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ -	$ 60,337,876	$ 4,426,017	$ 11,181	$ 55,911,859
Fidelity Series 100 Index Fund	196,854,718	43,542,857	27,947,081	4,601,711	231,369,181
Fidelity Series 1000 Value Index Fund	132,719,985	8,103,875	16,128,403	2,630,176	132,609,460
Fidelity Series All-Sector Equity Fund	750,530,409	104,963,521	104,904,976	5,979,513	755,293,272
Fidelity Series Blue Chip Growth Fund	645,355,733	30,311,707	85,211,440	1,288,964	662,390,761
Fidelity Series Commodity Strategy Fund	130,856,874	2,543,929	17,738,675	-	88,606,315
Fidelity Series Emerging Markets Debt Fund	74,886,059	4,715,985	7,546,145	3,080,458	67,969,267
Fidelity Series Emerging Markets Fund	600,517,152	160,635,049	41,819,436	5,767,774	691,764,811
Fidelity Series Equity-Income Fund	979,306,437	92,577,189	120,725,554	21,259,087	979,739,608
Fidelity Series Floating Rate High Income Fund	92,954,002	5,813,139	42,484,395	2,418,004	52,192,133
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Growth & Income Fund	$ 751,040,925	$ 66,934,117	$ 98,711,104	$ 12,802,696	$ 750,293,771
Fidelity Series Growth Company Fund	812,968,012	6,997,355	67,956,043	1,585,361	832,079,907
Fidelity Series High Income Fund	718,813,081	48,088,886	285,363,828	23,718,599	438,701,644
Fidelity Series Inflation-Protected Bond Index Fund	11,883,054	4,119,118	14,590,865	11,850	1,367,668
Fidelity Series International Growth Fund	994,811,339	42,220,145	132,640,250	11,647,650	863,196,125
Fidelity Series International Small Cap Fund	223,138,476	10,019,570	19,192,004	1,822,477	196,564,991
Fidelity Series International Value Fund	991,907,231	86,115,507	114,540,427	35,653,410	840,955,494
Fidelity Series Intrinsic Opportunities Fund	487,259,008	39,550,150	55,848,673	6,917,497	486,537,678
Fidelity Series Investment Grade Bond Fund	556,116,244	203,591,115	70,691,858	12,395,830	704,887,687
Fidelity Series Opportunistic Insights Fund	490,214,253	31,750,712	54,572,095	-	498,372,796
Fidelity Series Real Estate Equity Fund	77,738,879	34,135,989	24,409,671	1,692,910	96,146,850
Fidelity Series Real Estate Income Fund	52,085,449	4,802,627	4,690,609	2,351,880	51,556,542
Fidelity Series Small Cap Discovery Fund	111,913,861	22,202,631	13,151,500	225,285	126,609,252
Fidelity Series Small Cap Opportunities Fund	397,238,995	57,942,525	42,939,227	1,271,316	397,121,296
Fidelity Series Stock Selector Large Cap Value Fund	652,438,477	61,015,772	86,087,705	7,633,404	661,759,832
Fidelity Short-Term Bond Fund	-	65,448,970	26,527,392	134,119	38,815,029
Total	$ 10,933,548,653	$ 1,298,480,316	$ 1,580,845,374	$ 166,901,152	$ 10,702,813,229
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $9,499,618,147. Net unrealized appreciation aggregated $1,203,195,082, of which $1,315,976,651 related to appreciated investment securities and $112,781,569 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® 2045 Fund

December 31, 2014

1.843410.108

F45-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.9%
	Shares	Value
Fidelity Series 100 Index Fund (c)	5,037,576	$ 67,050,132
Fidelity Series 1000 Value Index Fund (c)	3,386,202	38,399,526
Fidelity Series All-Sector Equity Fund (c)	15,569,960	220,314,930
Fidelity Series Blue Chip Growth Fund (c)	15,987,318	193,286,677
Fidelity Series Commodity Strategy Fund (a)(c)	3,683,448	24,052,913
Fidelity Series Equity-Income Fund (c)	22,223,910	285,799,478
Fidelity Series Growth & Income Fund (c)	16,169,727	218,453,008
Fidelity Series Growth Company Fund (c)	20,149,161	241,386,954
Fidelity Series Intrinsic Opportunities Fund (c)	9,824,664	141,082,180
Fidelity Series Opportunistic Insights Fund (c)	9,685,780	144,221,260
Fidelity Series Real Estate Equity Fund (c)	1,954,759	27,796,672
Fidelity Series Small Cap Discovery Fund (c)	3,371,040	36,373,525
Fidelity Series Small Cap Opportunities Fund (c)	8,840,061	115,186,000
Fidelity Series Stock Selector Large Cap Value Fund (c)	14,652,231	193,116,406
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,577,930,023)		1,946,519,661
International Equity Funds - 26.0%

Fidelity Series Emerging Markets Fund (c)	12,011,477	200,111,207
Fidelity Series International Growth Fund (c)	18,749,675	253,120,612
Fidelity Series International Small Cap Fund (c)	3,781,964	56,237,804
Fidelity Series International Value Fund (c)	25,530,431	246,368,662
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $686,182,553)		755,838,285
Bond Funds - 6.0%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	1,861,721	$ 17,891,139
Fidelity Series Floating Rate High Income Fund (c)	1,460,399	14,180,478
Fidelity Series High Income Fund (c)	11,702,672	114,101,057
Fidelity Series Investment Grade Bond Fund (c)	1,117,629	12,796,850
Fidelity Series Real Estate Income Fund (c)	1,254,759	13,965,469
TOTAL BOND FUNDS (Cost $176,142,461)		172,934,993
Short-Term Funds - 1.1%

Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (b)(c)	19,028,138	19,028,138
Fidelity Short-Term Bond Fund (c)	1,653,782	14,189,452
TOTAL SHORT-TERM FUNDS (Cost $33,238,262)		33,217,590
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,473,493,299)		2,908,510,529
NET OTHER ASSETS (LIABILITIES) - 0.0%		10
NET ASSETS - 100%		$ 2,908,510,539
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ -	$ 19,669,921	$ 641,783	$ 4,069	$ 19,028,138
Fidelity Series 100 Index Fund	54,558,320	15,677,055	8,611,957	1,325,256	67,050,132
Fidelity Series 1000 Value Index Fund	36,616,173	5,340,234	5,727,292	758,662	38,399,526
Fidelity Series All-Sector Equity Fund	216,505,363	33,414,854	30,522,099	1,737,424	220,314,930
Fidelity Series Blue Chip Growth Fund	178,765,046	20,053,016	26,253,737	374,378	193,286,677
Fidelity Series Commodity Strategy Fund	27,921,204	6,101,987	2,791,940	-	24,052,913
Fidelity Series Emerging Markets Debt Fund	19,613,800	1,866,425	2,488,526	812,928	17,891,139
Fidelity Series Emerging Markets Fund	161,351,747	62,363,636	15,593,068	1,623,659	200,111,207
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Equity-Income Fund	$ 273,425,805	$ 40,157,768	$ 35,944,977	$ 6,094,663	$ 285,799,478
Fidelity Series Floating Rate High Income Fund	10,300,834	8,943,689	4,010,455	402,877	14,180,478
Fidelity Series Growth & Income Fund	201,469,445	36,996,247	28,769,119	3,613,222	218,453,008
Fidelity Series Growth Company Fund	219,850,555	2,304,414	3,883,669	459,914	241,386,954
Fidelity Series High Income Fund	191,699,240	16,427,520	82,593,361	6,241,896	114,101,057
Fidelity Series International Growth Fund	273,021,558	24,183,828	31,653,492	3,425,409	253,120,612
Fidelity Series International Small Cap Fund	61,312,740	6,162,718	6,250,799	522,859	56,237,804
Fidelity Series International Value Fund	275,213,523	38,902,944	31,923,110	10,477,785	246,368,662
Fidelity Series Intrinsic Opportunities Fund	133,537,235	19,737,375	16,516,481	1,992,004	141,082,180
Fidelity Series Investment Grade Bond Fund	54,056,972	5,544,838	47,471,138	712,933	12,796,850
Fidelity Series Opportunistic Insights Fund	133,237,438	19,264,286	17,157,657	-	144,221,260
Fidelity Series Real Estate Equity Fund	25,097,355	5,093,179	4,927,390	475,230	27,796,672
Fidelity Series Real Estate Income Fund	13,756,607	2,031,962	1,646,081	631,771	13,965,469
Fidelity Series Small Cap Discovery Fund	32,784,584	6,272,564	4,375,130	65,954	36,373,525
Fidelity Series Small Cap Opportunities Fund	109,449,040	23,656,675	13,820,142	368,294	115,186,000
Fidelity Series Stock Selector Large Cap Value Fund	181,560,826	27,421,223	25,556,803	2,218,971	193,116,406
Fidelity Short-Term Bond Fund	-	16,902,357	2,683,741	37,850	14,189,452
Total	$ 2,885,105,410	$ 464,490,715	$ 451,813,947	$ 44,378,008	$ 2,908,510,529
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $2,478,414,455. Net unrealized appreciation aggregated $430,096,074, of which $459,460,056 related to appreciated investment securities and $29,363,982 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® 2050 Fund

December 31, 2014

1.843411.108

F50-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.9%
	Shares	Value
Fidelity Series 100 Index Fund (c)	4,080,384	$ 54,309,912
Fidelity Series 1000 Value Index Fund (c)	2,744,725	31,125,177
Fidelity Series All-Sector Equity Fund (c)	12,568,577	177,845,363
Fidelity Series Blue Chip Growth Fund (c)	12,902,026	155,985,493
Fidelity Series Commodity Strategy Fund (a)(c)	2,974,219	19,421,648
Fidelity Series Equity-Income Fund (c)	17,965,429	231,035,421
Fidelity Series Growth & Income Fund (c)	13,085,168	176,780,621
Fidelity Series Growth Company Fund (c)	16,196,013	194,028,235
Fidelity Series Intrinsic Opportunities Fund (c)	7,947,808	114,130,521
Fidelity Series Opportunistic Insights Fund (c)	7,860,061	117,036,305
Fidelity Series Real Estate Equity Fund (c)	1,599,052	22,738,519
Fidelity Series Small Cap Discovery Fund (c)	2,794,756	30,155,414
Fidelity Series Small Cap Opportunities Fund (c)	7,150,850	93,175,570
Fidelity Series Stock Selector Large Cap Value Fund (c)	11,821,627	155,809,048
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,272,562,561)		1,573,577,247
International Equity Funds - 26.6%

Fidelity Series Emerging Markets Fund (c)	9,821,843	163,631,908
Fidelity Series International Growth Fund (c)	15,174,665	204,857,982
Fidelity Series International Small Cap Fund (c)	3,061,039	45,517,652
Fidelity Series International Value Fund (c)	21,877,105	211,114,066
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $566,666,199)		625,121,608
Bond Funds - 5.9%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	1,504,590	$ 14,459,111
Fidelity Series Floating Rate High Income Fund (c)	1,183,040	11,487,318
Fidelity Series High Income Fund (c)	9,465,949	92,293,005
Fidelity Series Investment Grade Bond Fund (c)	905,143	10,363,887
Fidelity Series Real Estate Income Fund (c)	1,015,835	11,306,246
TOTAL BOND FUNDS (Cost $143,321,474)		139,909,567
Short-Term Funds - 1.1%

Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (b)(c)	15,239,151	15,239,151
Fidelity Short-Term Bond Fund (c)	1,324,515	11,364,340
TOTAL SHORT-TERM FUNDS (Cost $26,620,132)		26,603,491
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $2,009,170,366)		2,365,211,913
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(11,529,374)
NET ASSETS - 100%		$ 2,353,682,539
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ -	$ 15,710,223	$ 471,072	$ 3,209	$ 15,239,151
Fidelity Series 100 Index Fund	43,437,076	13,327,467	6,817,171	1,073,251	54,309,912
Fidelity Series 1000 Value Index Fund	29,193,046	4,680,754	4,497,138	614,829	31,125,177
Fidelity Series All-Sector Equity Fund	171,908,645	28,931,273	23,695,399	1,402,274	177,845,363
Fidelity Series Blue Chip Growth Fund	142,858,069	17,974,834	21,558,511	300,297	155,985,493
Fidelity Series Commodity Strategy Fund	22,092,892	5,364,024	2,309,921	-	19,421,648
Fidelity Series Emerging Markets Debt Fund	15,655,302	1,684,232	1,998,780	650,991	14,459,111
Fidelity Series Emerging Markets Fund	128,651,888	53,912,639	12,474,693	1,310,702	163,631,908
Fidelity Series Equity-Income Fund	218,047,954	35,331,944	28,951,176	4,895,076	231,035,421
Fidelity Series Floating Rate High Income Fund	2,444,842	13,033,320	3,172,639	237,755	11,487,318
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Growth & Income Fund	$ 160,990,778	$ 32,268,183	$ 23,583,608	$ 2,902,426	$ 176,780,621
Fidelity Series Growth Company Fund	173,988,659	2,624,964	1,108,553	369,682	194,028,235
Fidelity Series High Income Fund	152,678,622	14,297,358	65,548,968	4,995,548	92,293,005
Fidelity Series International Growth Fund	216,729,141	23,157,971	25,046,260	2,748,812	204,857,982
Fidelity Series International Small Cap Fund	50,200,876	4,420,379	5,109,957	419,586	45,517,652
Fidelity Series International Value Fund	218,471,087	35,717,150	25,202,412	8,441,655	211,114,066
Fidelity Series Intrinsic Opportunities Fund	106,551,829	17,506,825	13,415,722	1,603,892	114,130,521
Fidelity Series Investment Grade Bond Fund	48,909,595	5,630,333	44,789,666	624,982	10,363,887
Fidelity Series Opportunistic Insights Fund	106,220,724	17,239,404	13,559,660	-	117,036,305
Fidelity Series Real Estate Equity Fund	20,389,328	3,992,911	3,892,491	382,823	22,738,519
Fidelity Series Real Estate Income Fund	10,920,937	1,917,573	1,384,609	535,647	11,306,246
Fidelity Series Small Cap Discovery Fund	26,465,759	5,676,249	3,411,758	53,883	30,155,414
Fidelity Series Small Cap Opportunities Fund	86,232,465	21,427,286	11,311,611	295,858	93,175,570
Fidelity Series Stock Selector Large Cap Value Fund	144,792,536	24,209,239	21,001,864	9,049,408	155,809,048
Fidelity Short-Term Bond Fund	-	13,601,942	2,213,595	30,363	11,364,340
Total	$ 2,297,832,050	$ 413,638,477	$ 366,527,234	$ 42,942,949	$ 2,365,211,913
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $2,013,378,646. Net unrealized appreciation aggregated $351,833,267, of which $374,665,536 related to appreciated investment securities and $22,832,269 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® 2060 Fund

December 31, 2014

1.9858339.100

F60-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.4%
	Shares	Value
Fidelity Series 100 Index Fund (c)	4,599	$ 61,210
Fidelity Series 1000 Value Index Fund (c)	3,065	34,760
Fidelity Series All-Sector Equity Fund (c)	14,103	199,560
Fidelity Series Blue Chip Growth Fund (c)	14,625	176,821
Fidelity Series Commodity Strategy Fund (a)(c)	3,417	22,314
Fidelity Series Equity-Income Fund (c)	20,163	259,292
Fidelity Series Growth & Income Fund (c)	14,702	198,622
Fidelity Series Growth Company Fund (c)	15,881	190,255
Fidelity Series Intrinsic Opportunities Fund (c)	9,064	130,161
Fidelity Series Opportunistic Insights Fund (c)	8,922	132,852
Fidelity Series Real Estate Equity Fund (c)	1,793	25,492
Fidelity Series Small Cap Discovery Fund (c)	3,211	34,651
Fidelity Series Small Cap Opportunities Fund (c)	7,973	103,893
Fidelity Series Stock Selector Large Cap Value Fund (c)	13,216	174,182
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,736,901)		1,744,065
International Equity Funds - 26.5%

Fidelity Series Emerging Markets Fund (c)	11,441	190,613
Fidelity Series International Growth Fund (c)	16,812	226,966
Fidelity Series International Small Cap Fund (c)	3,537	52,594
Fidelity Series International Value Fund (c)	23,480	226,584
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $736,426)		696,757
Bond Funds - 5.7%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	1,516	$ 14,571
Fidelity Series Floating Rate High Income Fund (c)	1,249	12,131
Fidelity Series High Income Fund (c)	10,079	98,267
Fidelity Series Investment Grade Bond Fund (c)	1,114	12,751
Fidelity Series Real Estate Income Fund (c)	1,119	12,451
TOTAL BOND FUNDS (Cost $156,138)		150,171
Short-Term Funds - 1.4%

Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (b)(c)	20,350	20,350
Fidelity Short-Term Bond Fund (c)	1,764	15,132
TOTAL SHORT-TERM FUNDS (Cost $35,505)		35,482
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,664,970)		2,626,475
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$ 2,626,475
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ -	$ 23,208	$ 2,858	$ 4	$ 20,350
Fidelity Series 100 Index Fund	-	70,131	9,663	1,095	61,210
Fidelity Series 1000 Value Index Fund	-	40,228	5,573	619	34,760
Fidelity Series All-Sector Equity Fund	-	242,228	32,959	1,429	199,560
Fidelity Series Blue Chip Growth Fund	-	197,609	27,263	193	176,821
Fidelity Series Commodity Strategy Fund	-	27,539	2,276	-	22,314
Fidelity Series Emerging Markets Debt Fund	-	16,798	1,351	188	14,571
Fidelity Series Emerging Markets Fund	-	223,991	21,134	1,313	190,613
Fidelity Series Equity-Income Fund	-	310,102	48,996	2,122	259,292
Fidelity Series Floating Rate High Income Fund	-	13,951	1,172	119	12,131
Fidelity Series Growth & Income Fund	-	228,995	31,838	1,150	198,622
Fidelity Series Growth Company Fund	-	182,178	-	319	190,255
Fidelity Series High Income Fund	-	115,190	12,045	1,255	98,267
Fidelity Series International Growth Fund	-	258,728	23,584	2,549	226,966
Fidelity Series International Small Cap Fund	-	67,282	12,885	408	52,594
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series International Value Fund	$ -	$ 270,193	$ 21,392	$ 7,931	$ 226,584
Fidelity Series Intrinsic Opportunities Fund	-	149,566	19,307	970	130,161
Fidelity Series Investment Grade Bond Fund	-	30,186	17,430	84	12,751
Fidelity Series Opportunistic Insights Fund	-	153,884	20,790	-	132,852
Fidelity Series Real Estate Equity Fund	-	29,023	4,250	221	25,492
Fidelity Series Real Estate Income Fund	-	13,727	1,126	263	12,451
Fidelity Series Small Cap Discovery Fund	-	41,654	8,773	34	34,651
Fidelity Series Small Cap Opportunities Fund	-	117,721	15,911	222	103,893
Fidelity Series Stock Selector Large Cap Value Fund	-	202,803	26,221	1,844	174,182
Fidelity Short-Term Bond Fund	-	16,497	1,339	24	15,132
Total	$ -	$ 3,043,412	$ 370,136	$ 24,356	$ 2,626,475
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $2,673,545. Net unrealized depreciation aggregated $47,070, of which $29,476 related to appreciated investment securities and $76,546 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® 2055 Fund

December 31, 2014

1.927052.103

FF55-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.4%
	Shares	Value
Fidelity Series 100 Index Fund (c)	803,023	$ 10,688,239
Fidelity Series 1000 Value Index Fund (c)	537,668	6,097,156
Fidelity Series All-Sector Equity Fund (c)	2,473,805	35,004,335
Fidelity Series Blue Chip Growth Fund (c)	2,537,476	30,678,090
Fidelity Series Commodity Strategy Fund (a)(c)	578,100	3,774,993
Fidelity Series Equity-Income Fund (c)	3,552,382	45,683,626
Fidelity Series Growth & Income Fund (c)	2,590,225	34,993,943
Fidelity Series Growth Company Fund (c)	3,048,600	36,522,223
Fidelity Series Intrinsic Opportunities Fund (c)	1,579,127	22,676,259
Fidelity Series Opportunistic Insights Fund (c)	1,541,686	22,955,705
Fidelity Series Real Estate Equity Fund (c)	319,880	4,548,694
Fidelity Series Small Cap Discovery Fund (c)	565,777	6,104,733
Fidelity Series Small Cap Opportunities Fund (c)	1,404,817	18,304,767
Fidelity Series Stock Selector Large Cap Value Fund (c)	2,311,007	30,459,067
TOTAL DOMESTIC EQUITY FUNDS (Cost $277,739,505)		308,491,830
International Equity Funds - 26.6%

Fidelity Series Emerging Markets Fund (c)	2,009,728	33,482,064
Fidelity Series International Growth Fund (c)	2,988,101	40,339,369
Fidelity Series International Small Cap Fund (c)	627,682	9,333,630
Fidelity Series International Value Fund (c)	4,169,066	40,231,486
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $124,000,736)		123,386,549
Bond Funds - 5.6%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	269,872	$ 2,593,471
Fidelity Series Floating Rate High Income Fund (c)	229,883	2,232,159
Fidelity Series High Income Fund (c)	1,703,475	16,608,885
Fidelity Series Investment Grade Bond Fund (c)	196,942	2,254,984
Fidelity Series Real Estate Income Fund (c)	198,363	2,207,779
TOTAL BOND FUNDS (Cost $26,887,024)		25,897,278
Short-Term Funds - 1.4%

Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (b)(c)	3,818,363	3,818,363
Fidelity Short-Term Bond Fund (c)	323,617	2,776,631
TOTAL SHORT-TERM FUNDS (Cost $6,597,938)		6,594,994
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $435,225,203)		464,370,651
NET OTHER ASSETS (LIABILITIES) - 0.0%		(474)
NET ASSETS - 100%		$ 464,370,177
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ -	$ 4,123,826	$ 305,463	$ 725	$ 3,818,363
Fidelity Series 100 Index Fund	6,752,975	4,281,469	1,105,339	207,026	10,688,239
Fidelity Series 1000 Value Index Fund	4,559,334	2,135,927	889,877	117,448	6,097,156
Fidelity Series All-Sector Equity Fund	22,811,660	15,439,318	3,103,411	270,005	35,004,335
Fidelity Series Blue Chip Growth Fund	22,349,823	9,858,640	4,539,265	56,131	30,678,090
Fidelity Series Commodity Strategy Fund	3,559,161	1,586,049	329,381	-	3,774,993
Fidelity Series Emerging Markets Debt Fund	2,363,975	649,649	252,361	110,142	2,593,471
Fidelity Series Emerging Markets Fund	19,367,917	17,593,309	1,791,205	273,807	33,482,064
Fidelity Series Equity-Income Fund	33,927,106	16,672,819	5,945,071	867,096	45,683,626
Fidelity Series Floating Rate High Income Fund	35,333	2,785,246	433,931	38,098	2,232,159
Fidelity Series Growth & Income Fund	25,757,262	12,844,626	4,798,234	514,962	34,993,943
Fidelity Series Growth Company Fund	25,518,091	7,881,218	207,260	69,147	36,522,223
Fidelity Series High Income Fund	23,275,226	5,110,469	10,172,066	853,388	16,608,885
Fidelity Series International Growth Fund	33,103,533	12,695,735	3,475,925	533,691	40,339,369
Fidelity Series International Small Cap Fund	7,871,008	3,090,459	890,166	84,418	9,333,630
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series International Value Fund	$ 33,456,859	$ 15,998,961	$ 3,598,013	$ 1,663,317	$ 40,231,486
Fidelity Series Intrinsic Opportunities Fund	16,664,325	8,313,180	2,863,100	296,851	22,676,259
Fidelity Series Investment Grade Bond Fund	7,777,380	4,115,951	9,738,658	110,426	2,254,984
Fidelity Series Opportunistic Insights Fund	16,658,254	7,784,769	2,736,581	-	22,955,705
Fidelity Series Real Estate Equity Fund	3,648,853	2,706,792	2,155,017	65,999	4,548,694
Fidelity Series Real Estate Income Fund	1,006,887	1,402,424	158,927	85,971	2,207,779
Fidelity Series Small Cap Discovery Fund	4,085,792	2,681,005	982,712	10,309	6,104,733
Fidelity Series Small Cap Opportunities Fund	13,560,084	7,300,272	2,065,038	55,903	18,304,767
Fidelity Series Stock Selector Large Cap Value Fund	22,536,321	10,983,415	4,303,731	343,985	30,459,067
Fidelity Short-Term Bond Fund	-	2,865,747	86,044	5,945	2,776,631
Total	$ 350,647,159	$ 180,901,275	$ 66,926,776	$ 6,634,790	$ 464,370,651
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $436,235,214. Net unrealized appreciation aggregated $28,135,437, of which $36,284,570 related to appreciated investment securities and $8,149,133 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2025 Fund

December 31, 2014

1.907112.105

FF-K-25-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 53.1%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	17,302,822	$ 230,300,564
Fidelity Series 1000 Value Index Fund Class F (c)	11,565,795	131,271,775
Fidelity Series All-Sector Equity Fund Class F (c)	52,820,815	746,358,110
Fidelity Series Blue Chip Growth Fund Class F (c)	53,764,749	650,015,817
Fidelity Series Commodity Strategy Fund Class F (a)(c)	15,749,425	103,631,220
Fidelity Series Equity-Income Fund Class F (c)	75,149,641	966,424,381
Fidelity Series Growth & Income Fund Class F (c)	54,772,394	741,070,496
Fidelity Series Growth Company Fund Class F (c)	67,870,607	813,089,874
Fidelity Series Intrinsic Opportunities Fund Class F (c)	33,520,547	481,690,257
Fidelity Series Opportunistic Insights Fund Class F (c)	32,975,438	491,993,540
Fidelity Series Real Estate Equity Fund Class F (c)	6,689,778	95,128,639
Fidelity Series Small Cap Discovery Fund Class F (c)	11,402,674	123,034,847
Fidelity Series Small Cap Opportunities Fund Class F (c)	30,102,966	394,348,861
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	49,515,735	653,112,544
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,626,824,969)		6,621,470,925
International Equity Funds - 20.3%

Fidelity Series Emerging Markets Fund Class F (c)	41,586,304	694,075,418
Fidelity Series International Growth Fund Class F (c)	61,688,509	834,645,526
Fidelity Series International Small Cap Fund Class F (c)	12,684,682	188,874,911
Fidelity Series International Value Fund Class F (c)	84,255,967	814,755,196
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,344,025,196)		2,532,351,051
Bond Funds - 24.5%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	8,017,252	$ 77,045,791
Fidelity Series Floating Rate High Income Fund Class F (c)	6,256,467	60,750,295
Fidelity Series High Income Fund Class F (c)	52,478,758	511,667,890
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	553,667	5,342,890
Fidelity Series Investment Grade Bond Fund Class F (c)	204,208,229	2,338,184,221
Fidelity Series Real Estate Income Fund Class F (c)	5,382,265	59,904,614
TOTAL BOND FUNDS (Cost $3,079,884,412)		3,052,895,701
Short-Term Funds - 2.1%

Fidelity Institutional Money Market Portfolio Class F 0.11% (b)(c)	150,960,558	150,960,558
Fidelity Short-Term Bond Fund Class F (c)	13,042,022	111,900,553
TOTAL SHORT-TERM FUNDS (Cost $262,898,751)		262,861,111
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $11,313,633,328)	12,469,578,788
NET OTHER ASSETS (LIABILITIES) - 0.0%	(508,045)
NET ASSETS - 100%	$ 12,469,070,743
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 30,377,402	$ 126,994,870	$ 6,411,714	$ 44,579	$ 150,960,558
Fidelity Series 100 Index Fund Class F	182,410,365	53,478,682	22,970,550	4,718,961	230,300,564
Fidelity Series 1000 Value Index Fund Class F	122,574,455	20,251,836	19,083,621	2,684,274	131,271,775
Fidelity Series All-Sector Equity Fund Class F	715,821,743	137,686,330	109,085,484	39,487,058	746,358,110
Fidelity Series Blue Chip Growth Fund Class F	603,581,385	82,717,445	106,418,169	2,245,893	650,015,817
Fidelity Series Commodity Strategy Fund Class F	148,551,214	14,263,323	28,518,560	-	103,631,220
Fidelity Series Emerging Markets Debt Fund Class F	80,533,314	10,870,164	9,609,063	3,488,858	77,045,791
Fidelity Series Emerging Markets Fund Class F	541,833,587	231,609,513	47,171,205	6,934,260	694,075,418
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Equity-Income Fund Class F	$ 892,099,428	$ 171,161,987	$ 122,529,810	$ 21,976,600	$ 966,424,381
Fidelity Series Floating Rate High Income Fund Class F	105,509,655	13,878,589	53,854,109	2,887,033	60,750,295
Fidelity Series Growth & Income Fund Class F	689,238,591	123,386,927	101,144,962	13,519,861	741,070,496
Fidelity Series Growth Company Fund Class F	724,030,320	35,323,389	23,601,050	2,824,360	813,089,874
Fidelity Series High Income Fund Class F	743,046,588	90,226,083	273,161,877	26,677,247	511,667,890
Fidelity Series Inflation-Protected Bond Index Fund Class F	61,490,480	8,090,843	64,685,502	107,811	5,342,890
Fidelity Series International Growth Fund Class F	905,212,840	110,097,197	140,512,504	12,874,099	834,645,526
Fidelity Series International Small Cap Fund Class F	215,573,958	22,405,599	32,244,178	2,158,480	188,874,911
Fidelity Series International Value Fund Class F	910,926,175	142,180,658	117,865,658	36,244,170	814,755,196
Fidelity Series Intrinsic Opportunities Fund Class F	442,679,378	79,260,564	54,578,243	7,585,280	481,690,257
Fidelity Series Investment Grade Bond Fund Class F	2,021,522,254	484,045,696	202,775,731	44,585,390	2,338,184,221
Fidelity Series Opportunistic Insights Fund Class F	449,091,202	75,259,783	62,654,025	389,631	491,993,540
Fidelity Series Real Estate Equity Fund Class F	81,126,643	21,480,197	15,586,732	1,717,132	95,128,639
Fidelity Series Real Estate Income Fund Class F	56,279,472	10,394,571	5,977,219	2,773,796	59,904,614
Fidelity Series Small Cap Discovery Fund Class F	106,159,140	23,821,999	12,514,082	399,118	123,034,847
Fidelity Series Small Cap Opportunities Fund Class F	362,057,625	88,276,037	42,122,036	1,944,940	394,348,861
Fidelity Series Stock Selector Large Cap Value Fund Class F	581,248,217	124,080,988	83,074,850	8,592,263	653,112,544
Fidelity Short-Term Bond Fund Class F	24,859,824	96,670,597	9,476,798	436,462	111,900,553
Total	$ 11,797,835,255	$ 2,397,913,867	$ 1,767,627,732	$ 247,297,556	$ 12,469,578,788
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $11,327,426,754. Net unrealized appreciation aggregated $1,142,152,034, of which $1,280,676,396 related to appreciated investment securities and $138,524,362 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2030 Fund

December 31, 2014

1.907114.105

FF-K-30-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.6%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	25,278,496	$ 336,456,787
Fidelity Series 1000 Value Index Fund Class F (c)	16,921,921	192,063,803
Fidelity Series All-Sector Equity Fund Class F (c)	77,402,042	1,093,690,847
Fidelity Series Blue Chip Growth Fund Class F (c)	78,802,973	952,727,949
Fidelity Series Commodity Strategy Fund Class F (a)(c)	19,480,691	128,182,950
Fidelity Series Equity-Income Fund Class F (c)	110,251,147	1,417,829,745
Fidelity Series Growth & Income Fund Class F (c)	80,339,709	1,086,996,263
Fidelity Series Growth Company Fund Class F (c)	99,454,411	1,191,463,838
Fidelity Series Intrinsic Opportunities Fund Class F (c)	49,003,013	704,173,301
Fidelity Series Opportunistic Insights Fund Class F (c)	48,262,523	720,076,841
Fidelity Series Real Estate Equity Fund Class F (c)	9,803,599	139,407,184
Fidelity Series Small Cap Discovery Fund Class F (c)	16,758,057	180,819,433
Fidelity Series Small Cap Opportunities Fund Class F (c)	44,051,702	577,077,291
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	72,543,917	956,854,261
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,263,358,545)		9,677,820,493
International Equity Funds - 24.3%

Fidelity Series Emerging Markets Fund Class F (c)	59,858,312	999,035,226
Fidelity Series International Growth Fund Class F (c)	92,208,439	1,247,580,178
Fidelity Series International Small Cap Fund Class F (c)	19,078,543	284,079,505
Fidelity Series International Value Fund Class F (c)	126,441,546	1,222,689,749
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,521,958,338)		3,753,384,658
Bond Funds - 12.3%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	10,190,651	$ 97,932,154
Fidelity Series Floating Rate High Income Fund Class F (c)	7,772,184	75,467,903
Fidelity Series High Income Fund Class F (c)	64,535,257	629,218,759
Fidelity Series Investment Grade Bond Fund Class F (c)	88,761,426	1,016,318,331
Fidelity Series Real Estate Income Fund Class F (c)	6,700,320	74,574,565
TOTAL BOND FUNDS (Cost $1,891,013,985)		1,893,511,712
Short-Term Funds - 0.8%

Fidelity Institutional Money Market Portfolio Class F 0.11% (b)(c)	73,870,681	73,870,681
Fidelity Short-Term Bond Fund Class F (c)	6,080,991	52,174,901
TOTAL SHORT-TERM FUNDS (Cost $126,105,949)		126,045,582
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $13,802,436,817)	15,450,762,445
NET OTHER ASSETS (LIABILITIES) - 0.0%	(675,205)
NET ASSETS - 100%	$ 15,450,087,240
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 79,667,317	$ 5,796,636	$ 15,650	$ 73,870,681
Fidelity Series 100 Index Fund Class F	270,540,783	81,087,631	41,583,255	6,910,586	336,456,787
Fidelity Series 1000 Value Index Fund Class F	182,252,090	26,182,681	27,223,174	3,936,109	192,063,803
Fidelity Series All-Sector Equity Fund Class F	1,005,346,504	225,949,999	138,724,613	10,491,251	1,093,690,847
Fidelity Series Blue Chip Growth Fund Class F	884,558,224	100,219,385	134,419,491	3,295,933	952,727,949
Fidelity Series Commodity Strategy Fund Class F	183,342,610	13,447,790	29,882,626	-	128,182,950
Fidelity Series Emerging Markets Debt Fund Class F	102,167,682	11,987,006	10,123,685	4,442,577	97,932,154
Fidelity Series Emerging Markets Fund Class F	796,348,784	310,460,983	61,611,931	10,013,987	999,035,226
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Equity-Income Fund Class F	$ 1,341,799,407	$ 215,012,338	$ 176,699,681	$ 32,619,450	$ 1,417,829,745
Fidelity Series Floating Rate High Income Fund Class F	126,537,640	13,902,134	59,033,486	3,489,195	75,467,903
Fidelity Series Growth & Income Fund Class F	1,036,668,308	154,567,910	147,740,545	20,086,883	1,086,996,263
Fidelity Series Growth Company Fund Class F	1,080,456,652	21,928,260	24,194,640	4,138,685	1,191,463,838
Fidelity Series High Income Fund Class F	982,696,990	94,677,617	386,610,037	34,009,850	629,218,759
Fidelity Series Inflation-Protected Bond Index Fund Class F	16,132,795	6,687,574	22,828,807	34,708	-
Fidelity Series International Growth Fund Class F	1,360,847,043	128,583,255	181,169,648	19,307,024	1,247,580,178
Fidelity Series International Small Cap Fund Class F	305,087,429	35,599,388	31,370,129	3,257,147	284,079,505
Fidelity Series International Value Fund Class F	1,358,828,103	203,694,950	159,920,742	54,570,224	1,222,689,749
Fidelity Series Intrinsic Opportunities Fund Class F	675,406,959	95,976,227	88,794,487	11,183,196	704,173,301
Fidelity Series Investment Grade Bond Fund Class F	764,788,281	327,303,137	90,129,647	18,292,592	1,016,318,331
Fidelity Series Opportunistic Insights Fund Class F	667,834,335	93,448,362	85,649,761	571,497	720,076,841
Fidelity Series Real Estate Equity Fund Class F	107,186,720	36,720,019	15,890,261	2,479,755	139,407,184
Fidelity Series Real Estate Income Fund Class F	71,200,199	11,261,489	6,907,703	3,472,342	74,574,565
Fidelity Series Small Cap Discovery Fund Class F	158,742,122	32,129,004	18,184,757	588,640	180,819,433
Fidelity Series Small Cap Opportunities Fund Class F	546,133,920	116,923,495	65,122,233	2,878,490	577,077,291
Fidelity Series Stock Selector Large Cap Value Fund Class F	901,915,192	148,748,629	141,221,947	12,615,834	956,854,261
Fidelity Short-Term Bond Fund Class F	-	94,773,519	42,494,813	213,710	52,174,901
Total	$ 14,926,818,772	$ 2,680,940,099	$ 2,193,328,735	$ 262,915,315	$ 15,450,762,445
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $13,819,399,921. Net unrealized appreciation aggregated $1,631,362,524, of which $1,799,112,662 related to appreciated investment securities and $167,750,138 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2035 Fund

December 31, 2014

1.907116.105

FF-K-35-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.9%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	16,929,609	$ 225,333,089
Fidelity Series 1000 Value Index Fund Class F (c)	11,351,035	128,834,250
Fidelity Series All-Sector Equity Fund Class F (c)	52,280,637	738,725,407
Fidelity Series Blue Chip Growth Fund Class F (c)	53,246,348	643,748,353
Fidelity Series Commodity Strategy Fund Class F (a)(c)	12,191,533	80,220,288
Fidelity Series Equity-Income Fund Class F (c)	74,338,232	955,989,657
Fidelity Series Growth & Income Fund Class F (c)	54,190,233	733,193,859
Fidelity Series Growth Company Fund Class F (c)	66,095,112	791,819,442
Fidelity Series Intrinsic Opportunities Fund Class F (c)	32,911,821	472,942,867
Fidelity Series Opportunistic Insights Fund Class F (c)	32,552,263	485,679,757
Fidelity Series Real Estate Equity Fund Class F (c)	6,553,476	93,190,434
Fidelity Series Small Cap Discovery Fund Class F (c)	11,423,325	123,257,678
Fidelity Series Small Cap Opportunities Fund Class F (c)	29,496,754	386,407,476
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	49,009,741	646,438,480
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,588,814,650)		6,505,781,037
International Equity Funds - 26.0%

Fidelity Series Emerging Markets Fund Class F (c)	39,902,269	665,968,863
Fidelity Series International Growth Fund Class F (c)	62,654,630	847,717,138
Fidelity Series International Small Cap Fund Class F (c)	12,667,739	188,622,641
Fidelity Series International Value Fund Class F (c)	84,919,582	821,172,354
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,374,653,441)		2,523,480,996
Bond Funds - 6.0%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	6,248,360	$ 60,046,737
Fidelity Series Floating Rate High Income Fund Class F (c)	4,869,603	47,283,843
Fidelity Series High Income Fund Class F (c)	39,207,149	382,269,707
Fidelity Series Investment Grade Bond Fund Class F (c)	3,761,639	43,070,771
Fidelity Series Real Estate Income Fund Class F (c)	4,202,548	46,774,362
TOTAL BOND FUNDS (Cost $586,469,859)		579,445,420
Short-Term Funds - 1.1%

Fidelity Institutional Money Market Portfolio Class F 0.11% (b)(c)	61,910,480	61,910,480
Fidelity Short-Term Bond Fund Class F (c)	5,381,254	46,171,157
TOTAL SHORT-TERM FUNDS (Cost $108,135,393)		108,081,637
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,658,073,343)		9,716,789,090
NET OTHER ASSETS (LIABILITIES) - 0.0%		(383,896)
NET ASSETS - 100%		$ 9,716,405,194
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 63,591,756	$ 1,681,276	$ 12,552	$ 61,910,480
Fidelity Series 100 Index Fund Class F	172,649,223	62,377,796	27,049,312	4,608,416	225,333,089
Fidelity Series 1000 Value Index Fund Class F	116,024,811	22,794,751	17,038,935	2,629,303	128,834,250
Fidelity Series All-Sector Equity Fund Class F	660,425,414	163,190,905	84,084,922	7,057,019	738,725,407
Fidelity Series Blue Chip Growth Fund Class F	567,272,210	94,608,742	85,606,108	2,187,092	643,748,353
Fidelity Series Commodity Strategy Fund Class F	87,568,097	24,158,924	8,337,854	-	80,220,288
Fidelity Series Emerging Markets Debt Fund Class F	61,981,828	9,596,602	7,796,799	2,685,840	60,046,737
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Fund Class F	$ 493,886,898	$ 242,103,722	$ 39,291,812	$ 6,536,720	$ 665,968,863
Fidelity Series Equity-Income Fund Class F	867,095,141	178,539,534	114,123,330	21,499,702	955,989,657
Fidelity Series Floating Rate High Income Fund Class F	67,788,064	9,149,116	26,016,251	1,948,912	47,283,843
Fidelity Series Growth & Income Fund Class F	660,008,711	134,527,645	89,695,527	13,142,248	733,193,859
Fidelity Series Growth Company Fund Class F	679,779,024	55,633,957	18,107,652	2,750,475	791,819,442
Fidelity Series High Income Fund Class F	604,792,352	66,977,688	252,007,304	20,520,476	382,269,707
Fidelity Series International Growth Fund Class F	860,036,992	126,103,212	96,525,550	13,024,890	847,717,138
Fidelity Series International Small Cap Fund Class F	194,597,886	30,060,519	19,489,015	2,147,204	188,622,641
Fidelity Series International Value Fund Class F	867,583,803	176,861,503	103,617,637	36,357,831	821,172,354
Fidelity Series Intrinsic Opportunities Fund Class F	428,520,087	87,329,604	56,543,682	7,415,419	472,942,867
Fidelity Series Investment Grade Bond Fund Class F	131,900,060	24,570,808	115,077,245	1,972,328	43,070,771
Fidelity Series Opportunistic Insights Fund Class F	424,537,199	83,573,195	51,222,137	383,882	485,679,757
Fidelity Series Real Estate Equity Fund Class F	74,721,789	34,338,681	23,349,631	1,605,718	93,190,434
Fidelity Series Real Estate Income Fund Class F	43,505,962	9,270,143	5,390,636	2,139,468	46,774,362
Fidelity Series Small Cap Discovery Fund Class F	98,838,323	30,780,573	12,112,556	390,118	123,257,678
Fidelity Series Small Cap Opportunities Fund Class F	344,179,416	96,519,443	41,397,502	1,910,104	386,407,476
Fidelity Series Stock Selector Large Cap Value Fund Class F	575,737,253	124,716,048	84,291,006	8,487,880	646,438,480
Fidelity Short-Term Bond Fund Class F	-	55,539,497	9,288,443	137,279	46,171,157
Total	$ 9,083,430,543	$ 2,006,914,364	$ 1,389,142,122	$ 161,550,876	$ 9,716,789,090
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $8,667,471,851. Net unrealized appreciation aggregated $1,049,317,239, of which $1,158,919,153 related to appreciated investment securities and $109,601,914 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2040 Fund

December 31, 2014

1.907118.105

FF-K-40-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 67.0%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	18,230,305	$ 242,645,356
Fidelity Series 1000 Value Index Fund Class F (c)	12,218,528	138,680,294
Fidelity Series All-Sector Equity Fund Class F (c)	56,085,487	792,487,937
Fidelity Series Blue Chip Growth Fund Class F (c)	56,989,687	689,005,317
Fidelity Series Commodity Strategy Fund Class F (a)(c)	13,125,830	86,367,964
Fidelity Series Equity-Income Fund Class F (c)	79,879,285	1,027,247,598
Fidelity Series Growth & Income Fund Class F (c)	58,211,404	787,600,301
Fidelity Series Growth Company Fund Class F (c)	71,762,041	859,709,247
Fidelity Series Intrinsic Opportunities Fund Class F (c)	35,387,079	508,512,322
Fidelity Series Opportunistic Insights Fund Class F (c)	34,939,233	521,293,353
Fidelity Series Real Estate Equity Fund Class F (c)	7,038,091	100,081,652
Fidelity Series Small Cap Discovery Fund Class F (c)	12,170,226	131,316,739
Fidelity Series Small Cap Opportunities Fund Class F (c)	31,725,607	415,605,446
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	52,570,144	693,400,198
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,970,791,642)		6,993,953,724
International Equity Funds - 25.9%

Fidelity Series Emerging Markets Fund Class F (c)	41,767,924	697,106,652
Fidelity Series International Growth Fund Class F (c)	67,449,893	912,597,055
Fidelity Series International Small Cap Fund Class F (c)	13,777,429	205,145,920
Fidelity Series International Value Fund Class F (c)	91,308,060	882,948,942
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,523,489,096)		2,697,798,569
Bond Funds - 6.0%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	6,753,067	$ 64,896,977
Fidelity Series Floating Rate High Income Fund Class F (c)	5,260,127	51,075,829
Fidelity Series High Income Fund Class F (c)	42,202,983	411,479,087
Fidelity Series Investment Grade Bond Fund Class F (c)	4,026,922	46,108,261
Fidelity Series Real Estate Income Fund Class F (c)	4,526,711	50,382,299
TOTAL BOND FUNDS (Cost $631,003,400)		623,942,453
Short-Term Funds - 1.1%

Fidelity Institutional Money Market Portfolio Class F 0.11% (b)(c)	66,862,409	66,862,409
Fidelity Short-Term Bond Fund Class F (c)	5,812,954	49,875,146
TOTAL SHORT-TERM FUNDS (Cost $116,795,623)		116,737,555
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,242,079,761)		10,432,432,301
NET OTHER ASSETS (LIABILITIES) - 0.0%		(423,451)
NET ASSETS - 100%		$ 10,432,008,850
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 68,636,074	$ 1,773,666	$ 13,601	$ 66,862,409
Fidelity Series 100 Index Fund Class F	186,816,726	63,964,598	27,066,904	4,982,754	242,645,356
Fidelity Series 1000 Value Index Fund Class F	126,228,300	21,155,630	16,469,594	2,841,704	138,680,294
Fidelity Series All-Sector Equity Fund Class F	739,405,434	147,209,546	94,539,522	7,601,678	792,487,937
Fidelity Series Blue Chip Growth Fund Class F	618,018,537	91,304,206	93,701,278	2,371,246	689,005,317
Fidelity Series Commodity Strategy Fund Class F	94,463,488	25,677,241	8,605,249	-	86,367,964
Fidelity Series Emerging Markets Debt Fund Class F	67,776,214	9,445,830	8,274,057	2,924,006	64,896,977
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Fund Class F	$ 543,401,982	$ 227,177,528	$ 41,345,327	$ 6,966,268	$ 697,106,652
Fidelity Series Equity-Income Fund Class F	943,017,142	173,291,599	115,923,304	23,309,773	1,027,247,598
Fidelity Series Floating Rate High Income Fund Class F	67,250,469	8,849,763	21,100,366	2,001,039	51,075,829
Fidelity Series Growth & Income Fund Class F	705,394,536	141,313,003	89,538,164	14,153,432	787,600,301
Fidelity Series Growth Company Fund Class F	740,299,626	56,726,308	18,410,712	2,986,298	859,709,247
Fidelity Series High Income Fund Class F	658,002,950	70,427,585	276,273,186	22,306,199	411,479,087
Fidelity Series International Growth Fund Class F	936,746,179	120,338,468	99,300,859	14,109,297	912,597,055
Fidelity Series International Small Cap Fund Class F	210,119,333	32,769,205	19,652,034	2,349,851	205,145,920
Fidelity Series International Value Fund Class F	944,848,072	173,469,529	105,888,119	39,369,487	882,948,942
Fidelity Series Intrinsic Opportunities Fund Class F	460,535,921	87,453,609	54,081,633	8,003,857	508,512,322
Fidelity Series Investment Grade Bond Fund Class F	152,040,096	24,529,157	132,418,060	2,232,106	46,108,261
Fidelity Series Opportunistic Insights Fund Class F	458,608,688	85,515,736	54,439,739	414,155	521,293,353
Fidelity Series Real Estate Equity Fund Class F	82,954,695	34,026,492	25,146,950	1,743,788	100,081,652
Fidelity Series Real Estate Income Fund Class F	47,350,685	9,370,029	5,678,372	2,319,713	50,382,299
Fidelity Series Small Cap Discovery Fund Class F	110,597,321	26,998,072	12,420,145	1,563,791	131,316,739
Fidelity Series Small Cap Opportunities Fund Class F	375,744,889	96,624,080	42,951,738	2,065,061	415,605,446
Fidelity Series Stock Selector Large Cap Value Fund Class F	623,788,223	121,255,425	84,640,514	9,142,065	693,400,198
Fidelity Short-Term Bond Fund Class F	-	60,066,644	10,107,901	149,388	49,875,146
Total	$ 9,893,409,506	$ 1,977,595,357	$ 1,459,747,393	$ 175,920,557	$ 10,432,432,301
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $9,254,100,902. Net unrealized appreciation aggregated $1,178,331,399, of which $1,291,895,158 related to appreciated investment securities and $113,563,759 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2045 Fund

December 31, 2014

1.907120.105

FF-K-45-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.9%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	9,788,302	$ 130,282,302
Fidelity Series 1000 Value Index Fund Class F (c)	6,559,764	74,453,318
Fidelity Series All-Sector Equity Fund Class F (c)	30,142,488	425,913,352
Fidelity Series Blue Chip Growth Fund Class F (c)	30,689,315	371,033,823
Fidelity Series Commodity Strategy Fund Class F (a)(c)	7,039,105	46,317,313
Fidelity Series Equity-Income Fund Class F (c)	42,988,131	552,827,357
Fidelity Series Growth & Income Fund Class F (c)	31,324,740	423,823,727
Fidelity Series Growth Company Fund Class F (c)	37,810,008	452,963,900
Fidelity Series Intrinsic Opportunities Fund Class F (c)	19,021,043	273,332,384
Fidelity Series Opportunistic Insights Fund Class F (c)	18,783,527	280,250,226
Fidelity Series Real Estate Equity Fund Class F (c)	3,793,523	53,943,903
Fidelity Series Small Cap Discovery Fund Class F (c)	6,731,841	72,636,559
Fidelity Series Small Cap Opportunities Fund Class F (c)	17,049,006	223,341,985
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	28,246,945	372,577,201
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,248,858,118)		3,753,697,350
International Equity Funds - 26.1%

Fidelity Series Emerging Markets Fund Class F (c)	23,130,805	386,053,134
Fidelity Series International Growth Fund Class F (c)	36,160,598	489,252,897
Fidelity Series International Small Cap Fund Class F (c)	7,358,473	109,567,660
Fidelity Series International Value Fund Class F (c)	49,211,980	475,879,850
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,388,590,699)		1,460,753,541
Bond Funds - 5.9%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	3,578,571	$ 34,390,068
Fidelity Series Floating Rate High Income Fund Class F (c)	2,823,053	27,411,845
Fidelity Series High Income Fund Class F (c)	22,481,060	219,190,337
Fidelity Series Investment Grade Bond Fund Class F (c)	2,157,542	24,703,860
Fidelity Series Real Estate Income Fund Class F (c)	2,426,187	27,003,465
TOTAL BOND FUNDS (Cost $336,505,071)		332,699,575
Short-Term Funds - 1.1%

Fidelity Institutional Money Market Portfolio Class F 0.11% (b)(c)	36,288,285	36,288,285
Fidelity Short-Term Bond Fund Class F (c)	3,153,923	27,060,663
TOTAL SHORT-TERM FUNDS (Cost $63,380,454)		63,348,948
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,037,334,342)		5,610,499,414
NET OTHER ASSETS (LIABILITIES) - 0.0%		(220,621)
NET ASSETS - 100%		$ 5,610,278,793
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 37,133,327	$ 845,043	$ 6,362	$ 36,288,285
Fidelity Series 100 Index Fund Class F	96,450,636	37,076,417	13,161,135	2,654,114	130,282,302
Fidelity Series 1000 Value Index Fund Class F	64,824,449	14,540,428	8,934,637	2,668,039	74,453,318
Fidelity Series All-Sector Equity Fund Class F	374,096,364	98,240,325	45,808,567	39,558,125	425,913,352
Fidelity Series Blue Chip Growth Fund Class F	317,259,373	63,952,561	48,815,224	4,255,645	371,033,823
Fidelity Series Commodity Strategy Fund Class F	48,412,770	15,366,322	4,220,537	-	46,317,313
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Debt Fund Class F	$ 34,486,400	$ 5,961,722	$ 3,922,604	$ 2,107,096	$ 34,390,068
Fidelity Series Emerging Markets Fund Class F	276,640,827	148,422,638	21,483,933	3,752,357	386,053,134
Fidelity Series Equity-Income Fund Class F	481,392,128	116,707,677	58,912,155	27,370,379	552,827,357
Fidelity Series Floating Rate High Income Fund Class F	17,731,701	18,348,289	6,663,546	1,480,744	27,411,845
Fidelity Series Growth & Income Fund Class F	360,241,576	91,358,184	43,597,427	18,126,148	423,823,727
Fidelity Series Growth Company Fund Class F	374,401,742	45,225,992	9,108,264	4,045,941	452,963,900
Fidelity Series High Income Fund Class F	336,587,013	43,967,415	140,072,134	24,472,669	219,190,337
Fidelity Series International Growth Fund Class F	479,724,233	81,909,714	48,388,584	14,860,185	489,252,897
Fidelity Series International Small Cap Fund Class F	107,956,652	20,820,757	9,729,578	2,700,624	109,567,660
Fidelity Series International Value Fund Class F	483,859,618	111,727,514	50,909,618	35,604,989	475,879,850
Fidelity Series Intrinsic Opportunities Fund Class F	236,647,607	56,550,405	27,547,039	11,756,947	273,332,384
Fidelity Series Investment Grade Bond Fund Class F	93,224,389	17,154,699	86,882,493	2,074,145	24,703,860
Fidelity Series Opportunistic Insights Fund Class F	235,493,289	56,323,963	28,050,929	9,782,079	280,250,226
Fidelity Series Real Estate Equity Fund Class F	44,239,883	24,199,227	18,780,909	3,679,803	53,943,903
Fidelity Series Real Estate Income Fund Class F	24,219,693	6,096,943	2,955,564	1,865,271	27,003,465
Fidelity Series Small Cap Discovery Fund Class F	57,730,624	17,692,644	6,202,537	1,498,884	72,636,559
Fidelity Series Small Cap Opportunities Fund Class F	192,739,544	59,287,040	21,724,785	11,647,634	223,341,985
Fidelity Series Stock Selector Large Cap Value Fund Class F	321,736,857	80,509,597	46,734,670	22,480,793	372,577,201
Fidelity Short-Term Bond Fund Class F	-	32,041,084	4,930,787	75,310	27,060,663
Total	$ 5,060,097,368	$ 1,300,614,884	$ 758,382,699	$ 248,524,283	$ 5,610,499,414
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $5,041,584,192. Net unrealized appreciation aggregated $568,915,222, of which $633,774,402 related to appreciated investment securities and $64,859,180 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2050 Fund

December 31, 2014

1.907122.105

FF-K-50-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.9%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	7,822,329	$ 104,115,192
Fidelity Series 1000 Value Index Fund Class F (c)	5,232,809	59,392,380
Fidelity Series All-Sector Equity Fund Class F (c)	24,021,563	339,424,687
Fidelity Series Blue Chip Growth Fund Class F (c)	24,458,480	295,703,023
Fidelity Series Commodity Strategy Fund Class F (a)(c)	5,618,045	36,966,735
Fidelity Series Equity-Income Fund Class F (c)	34,281,329	440,857,893
Fidelity Series Growth & Income Fund Class F (c)	24,963,617	337,757,734
Fidelity Series Growth Company Fund Class F (c)	30,196,023	361,748,358
Fidelity Series Intrinsic Opportunities Fund Class F (c)	15,177,312	218,097,973
Fidelity Series Opportunistic Insights Fund Class F (c)	14,924,262	222,669,991
Fidelity Series Real Estate Equity Fund Class F (c)	3,030,644	43,095,760
Fidelity Series Small Cap Discovery Fund Class F (c)	5,461,690	58,931,636
Fidelity Series Small Cap Opportunities Fund Class F (c)	13,608,007	178,264,886
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	22,512,307	296,937,327
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,598,855,884)		2,993,963,575
International Equity Funds - 26.0%

Fidelity Series Emerging Markets Fund Class F (c)	18,410,034	307,263,461
Fidelity Series International Growth Fund Class F (c)	28,838,842	390,189,531
Fidelity Series International Small Cap Fund Class F (c)	5,844,328	87,022,048
Fidelity Series International Value Fund Class F (c)	39,342,558	380,442,535
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,112,021,906)		1,164,917,575
Bond Funds - 5.9%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	2,836,884	$ 27,262,458
Fidelity Series Floating Rate High Income Fund Class F (c)	2,252,920	21,875,855
Fidelity Series High Income Fund Class F (c)	17,900,798	174,532,779
Fidelity Series Investment Grade Bond Fund Class F (c)	1,723,150	19,730,063
Fidelity Series Real Estate Income Fund Class F (c)	1,935,888	21,546,438
TOTAL BOND FUNDS (Cost $268,315,811)		264,947,593
Short-Term Funds - 1.2%

Fidelity Institutional Money Market Portfolio Class F 0.11% (b)(c)	29,547,353	29,547,353
Fidelity Short-Term Bond Fund Class F (c)	2,568,160	22,034,809
TOTAL SHORT-TERM FUNDS (Cost $51,607,936)		51,582,162
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,030,801,537)		4,475,410,905
NET OTHER ASSETS (LIABILITIES) - 0.0%		(177,248)
NET ASSETS - 100%		$ 4,475,233,657
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 30,350,524	$ 803,171	$ 5,264	$ 29,547,353
Fidelity Series 100 Index Fund Class F	75,274,302	30,538,327	9,563,337	2,135,368	104,115,192
Fidelity Series 1000 Value Index Fund Class F	50,619,150	12,283,059	6,689,943	2,142,805	59,392,380
Fidelity Series All-Sector Equity Fund Class F	289,963,763	83,274,116	32,969,911	31,738,922	339,424,687
Fidelity Series Blue Chip Growth Fund Class F	247,191,104	54,376,950	36,643,941	3,410,000	295,703,023
Fidelity Series Commodity Strategy Fund Class F	38,016,442	12,468,802	2,961,492	-	36,966,735
Fidelity Series Emerging Markets Debt Fund Class F	26,888,551	4,917,615	2,818,427	1,664,331	27,262,458
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Fund Class F	$ 216,696,020	$ 121,055,949	$ 16,230,458	$ 3,008,978	$ 307,263,461
Fidelity Series Equity-Income Fund Class F	375,951,952	97,817,786	43,578,151	21,882,247	440,857,893
Fidelity Series Floating Rate High Income Fund Class F	3,834,984	24,520,226	4,919,248	1,207,026	21,875,855
Fidelity Series Growth & Income Fund Class F	280,090,032	77,090,710	31,858,679	14,467,489	337,757,734
Fidelity Series Growth Company Fund Class F	293,247,654	40,815,295	6,010,196	3,231,190	361,748,358
Fidelity Series High Income Fund Class F	262,406,674	37,664,539	108,529,380	18,547,470	174,532,779
Fidelity Series International Growth Fund Class F	374,496,629	68,868,881	33,822,841	11,957,420	390,189,531
Fidelity Series International Small Cap Fund Class F	84,667,970	16,802,091	6,914,227	2,164,128	87,022,048
Fidelity Series International Value Fund Class F	377,702,134	93,204,639	35,103,179	28,712,771	380,442,535
Fidelity Series Intrinsic Opportunities Fund Class F	184,799,994	47,642,777	20,406,340	9,370,353	218,097,973
Fidelity Series Investment Grade Bond Fund Class F	83,062,491	16,821,951	81,255,359	1,838,052	19,730,063
Fidelity Series Opportunistic Insights Fund Class F	183,883,122	47,106,606	21,454,671	7,800,093	222,669,991
Fidelity Series Real Estate Equity Fund Class F	35,195,509	20,172,709	15,695,341	2,943,106	43,095,760
Fidelity Series Real Estate Income Fund Class F	18,880,645	5,121,583	2,162,246	1,488,954	21,546,438
Fidelity Series Small Cap Discovery Fund Class F	44,906,535	15,849,450	4,652,812	1,206,533	58,931,636
Fidelity Series Small Cap Opportunities Fund Class F	151,389,190	47,963,063	15,616,382	9,272,088	178,264,886
Fidelity Series Stock Selector Large Cap Value Fund Class F	251,228,133	67,759,290	35,474,385	18,038,484	296,937,327
Fidelity Short-Term Bond Fund Class F	-	25,583,404	3,508,449	59,774	22,034,809
Total	$ 3,950,392,980	$ 1,100,070,342	$ 579,642,566	$ 198,292,846	$ 4,475,410,905
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $4,034,970,821. Net unrealized appreciation aggregated $440,440,084, of which $494,222,273 related to appreciated investment securities and $53,782,189 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2060 Fund

December 31, 2014

1.9858334.100

FK60-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.5%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	494	$ 6,577
Fidelity Series 1000 Value Index Fund Class F (c)	331	3,754
Fidelity Series All-Sector Equity Fund Class F (c)	1,509	21,316
Fidelity Series Blue Chip Growth Fund Class F (c)	1,562	18,883
Fidelity Series Commodity Strategy Fund Class F (a)(c)	365	2,404
Fidelity Series Equity-Income Fund Class F (c)	2,167	27,861
Fidelity Series Growth & Income Fund Class F (c)	1,579	21,359
Fidelity Series Growth Company Fund Class F (c)	1,487	17,811
Fidelity Series Intrinsic Opportunities Fund Class F (c)	973	13,982
Fidelity Series Opportunistic Insights Fund Class F (c)	1,016	15,156
Fidelity Series Real Estate Equity Fund Class F (c)	193	2,740
Fidelity Series Small Cap Discovery Fund Class F (c)	345	3,724
Fidelity Series Small Cap Opportunities Fund Class F (c)	853	11,169
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	1,427	18,821
TOTAL DOMESTIC EQUITY FUNDS (Cost $185,207)		185,557
International Equity Funds - 26.4%

Fidelity Series Emerging Markets Fund Class F (c)	1,179	19,679
Fidelity Series International Growth Fund Class F (c)	1,795	24,289
Fidelity Series International Small Cap Fund Class F (c)	375	5,589
Fidelity Series International Value Fund Class F (c)	2,496	24,133
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $76,950)		73,690
Bond Funds - 5.8%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	160	$ 1,535
Fidelity Series Floating Rate High Income Fund Class F (c)	137	1,334
Fidelity Series High Income Fund Class F (c)	1,097	10,698
Fidelity Series Investment Grade Bond Fund Class F (c)	118	1,354
Fidelity Series Real Estate Income Fund Class F (c)	119	1,325
TOTAL BOND FUNDS (Cost $16,666)		16,246
Short-Term Funds - 1.3%

Fidelity Institutional Money Market Portfolio Class F 0.11% (b)(c)	2,088	2,088
Fidelity Short-Term Bond Fund Class F (c)	171	1,464
TOTAL SHORT-TERM FUNDS (Cost $3,553)		3,552
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $282,376)	279,045
NET OTHER ASSETS (LIABILITIES) - 0.0%	(92)
NET ASSETS - 100%	$ 278,953
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 2,088	$ 1	$ 1	$ 2,088
Fidelity Series 100 Index Fund Class F	-	6,887	389	96	6,577
Fidelity Series 1000 Value Index Fund Class F	-	3,920	178	54	3,754
Fidelity Series All-Sector Equity Fund Class F	-	23,499	1,375	149	21,316
Fidelity Series Blue Chip Growth Fund Class F	-	19,860	1,571	31	18,883
Fidelity Series Commodity Strategy Fund Class F	-	2,680	1	-	2,404
Fidelity Series Emerging Markets Debt Fund Class F	-	1,689	94	17	1,535
Fidelity Series Emerging Markets Fund Class F	-	20,534	7	102	19,679
Fidelity Series Equity-Income Fund Class F	-	30,374	2,379	197	27,861
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Floating Rate High Income Fund Class F	$ -	$ 1,386	$ 6	$ 11	$ 1,334
Fidelity Series Growth & Income Fund Class F	-	22,258	943	109	21,359
Fidelity Series Growth Company Fund Class F	-	17,198	119	38	17,811
Fidelity Series High Income Fund Class F	-	12,118	1,121	116	10,698
Fidelity Series International Growth Fund Class F	-	25,153	237	193	24,289
Fidelity Series International Small Cap Fund Class F	-	5,754	31	34	5,589
Fidelity Series International Value Fund Class F	-	26,018	225	554	24,133
Fidelity Series Intrinsic Opportunities Fund Class F	-	14,747	730	108	13,982
Fidelity Series Investment Grade Bond Fund Class F	-	3,660	2,310	9	1,354
Fidelity Series Opportunistic Insights Fund Class F	-	15,731	583	8	15,156
Fidelity Series Real Estate Equity Fund Class F	-	2,891	166	22	2,740
Fidelity Series Real Estate Income Fund Class F	-	1,347	-	26	1,325
Fidelity Series Small Cap Discovery Fund Class F	-	3,716	130	4	3,724
Fidelity Series Small Cap Opportunities Fund Class F	-	11,629	580	28	11,169
Fidelity Series Stock Selector Large Cap Value Fund Class F	-	20,559	1,498	186	18,821
Fidelity Short-Term Bond Fund Class F	-	1,545	80	2	1,464
Total	$ -	$ 297,241	$ 14,754	$ 2,095	$ 279,045
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $282,475. Net unrealized depreciation aggregated $3,430, of which $2,830 related to appreciated investment securities and $6,260 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom Income Fund®

December 31, 2014

1.811331.110

FRI-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 19.8%
	Shares	Value
Fidelity Series 100 Index Fund (c)	1,229,268	$ 16,361,553
Fidelity Series 1000 Value Index Fund (c)	818,713	9,284,209
Fidelity Series All-Sector Equity Fund (c)	3,912,145	55,356,857
Fidelity Series Blue Chip Growth Fund (c)	4,000,700	48,368,459
Fidelity Series Commodity Strategy Fund (a)(c)	3,386,027	22,110,758
Fidelity Series Equity-Income Fund (c)	5,490,305	70,605,327
Fidelity Series Growth & Income Fund (c)	4,004,753	54,104,216
Fidelity Series Growth Company Fund (c)	5,084,003	60,906,362
Fidelity Series Intrinsic Opportunities Fund (c)	2,357,586	33,854,933
Fidelity Series Opportunistic Insights Fund (c)	2,414,378	35,950,082
Fidelity Series Real Estate Equity Fund (c)	484,033	6,882,950
Fidelity Series Small Cap Discovery Fund (c)	866,812	9,352,899
Fidelity Series Small Cap Opportunities Fund (c)	2,152,235	28,043,627
Fidelity Series Stock Selector Large Cap Value Fund (c)	3,676,005	48,449,752
TOTAL DOMESTIC EQUITY FUNDS (Cost $413,426,746)		499,631,984
International Equity Funds - 6.6%

Fidelity Series Emerging Markets Fund (c)	3,140,734	52,324,633
Fidelity Series International Growth Fund (c)	3,735,084	50,423,634
Fidelity Series International Small Cap Fund (c)	756,897	11,255,066
Fidelity Series International Value Fund (c)	5,420,109	52,304,049
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $145,511,823)		166,307,382
Bond Funds - 48.6%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	1,687,368	$ 16,215,608
Fidelity Series Floating Rate High Income Fund (c)	1,290,710	12,532,794
Fidelity Series High Income Fund (c)	9,374,545	91,401,811
Fidelity Series Inflation-Protected Bond Index Fund (c)	9,205,231	88,738,431
Fidelity Series Investment Grade Bond Fund (c)	87,894,087	1,006,387,299
Fidelity Series Real Estate Income Fund (c)	1,098,865	12,230,372
TOTAL BOND FUNDS (Cost $1,175,320,466)		1,117,506,315
Short-Term Funds - 25.0%

Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (b)(c)	359,524,706	359,524,706
Fidelity Short-Term Bond Fund (c)	31,615,930	271,264,680
TOTAL SHORT-TERM FUNDS (Cost $630,076,403)		630,789,386
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,364,335,438)	2,524,235,067
NET OTHER ASSETS (LIABILITIES) - 0.0%	(13,505)
NET ASSETS - 100%	$ 2,524,221,562
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ 315,186,440	$ 137,585,797	$ 93,247,531	$ 246,018	$ 359,524,706
Fidelity Series 100 Index Fund	9,648,168	6,762,989	1,759,715	316,567	16,361,553
Fidelity Series 1000 Value Index Fund	6,525,131	3,174,074	1,129,045	183,454	9,284,209
Fidelity Series All-Sector Equity Fund	39,680,671	18,624,132	9,439,726	436,568	55,356,857
Fidelity Series Blue Chip Growth Fund	31,024,803	17,359,913	5,978,567	90,975	48,368,459
Fidelity Series Commodity Strategy Fund	21,411,536	11,973,174	3,770,932	-	22,110,758
Fidelity Series Emerging Markets Debt Fund	11,516,148	7,534,182	1,872,202	667,869	16,215,608
Fidelity Series Emerging Markets Fund	29,873,873	26,886,593	3,270,088	423,376	52,324,633
Fidelity Series Equity-Income Fund	47,681,281	26,936,794	8,788,128	1,293,695	70,605,327
Fidelity Series Floating Rate High Income Fund	22,696,268	10,340,127	19,895,128	646,068	12,532,794
Fidelity Series Growth & Income Fund	36,754,479	20,048,297	6,440,042	773,540	54,104,216
Fidelity Series Growth Company Fund	38,619,812	16,973,462	1,823,695	116,045	60,906,362
Fidelity Series High Income Fund	97,635,763	43,434,447	43,538,843	4,104,829	91,401,811
Fidelity Series Inflation-Protected Bond Index Fund	55,561,616	44,390,776	8,459,062	85,088	88,738,431
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series International Growth Fund	$ 48,317,595	$ 17,460,931	$ 19,034,016	$ 683,322	$ 50,423,634
Fidelity Series International Small Cap Fund	11,575,332	3,702,477	4,398,232	104,782	11,255,066
Fidelity Series International Value Fund	48,545,522	21,696,209	13,322,118	2,227,507	52,304,049
Fidelity Series Intrinsic Opportunities Fund	23,022,608	12,241,766	4,747,708	480,150	33,854,933
Fidelity Series Investment Grade Bond Fund	692,091,325	381,898,995	107,252,180	17,539,690	1,006,387,299
Fidelity Series Opportunistic Insights Fund	22,767,504	12,466,393	3,982,181	-	35,950,082
Fidelity Series Real Estate Equity Fund	4,260,927	3,465,305	1,876,490	110,206	6,882,950
Fidelity Series Real Estate Income Fund	7,150,017	6,321,777	1,375,866	524,104	12,230,372
Fidelity Series Small Cap Discovery Fund	5,839,177	4,600,233	1,685,094	15,225	9,352,899
Fidelity Series Small Cap Opportunities Fund	18,609,723	12,439,382	3,704,366	88,899	28,043,627
Fidelity Series Stock Selector Large Cap Value Fund	31,134,984	18,130,390	5,397,878	556,726	48,449,752
Fidelity Short-Term Bond Fund	258,079,795	130,518,595	115,788,759	2,004,332	271,264,680
Total	$ 1,935,210,498	$ 1,016,967,210	$ 491,977,592	$ 33,719,035	$ 2,524,235,067
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $2,366,088,669. Net unrealized appreciation aggregated $158,146,398, of which $180,363,342 related to appreciated investment securities and $22,216,944 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2005 Fund
(formerly Fidelity Freedom Index 2005 Fund - Class W)

December 31, 2014

1.906833.105

FRX-X05-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 25.9%
	Shares	Value
Spartan Total Market Index Fund Class F (c) (Cost $11,607,715)	299,429	$ 17,929,822
Commodity Funds - 1.0%

Fidelity Series Commodity Strategy Fund Class F (a)(c) (Cost $909,446)	108,699	715,237
International Equity Funds - 11.5%

Fidelity Series Global ex U.S. Index Fund (c) (Cost $7,675,439)	703,616	7,993,075
Bond Funds - 36.4%

Spartan U.S. Bond Index Fund Class F (c) (Cost $24,757,235)	2,152,907	25,253,597
Inflation-Protected Bond Funds - 4.6%

Fidelity Series Inflation-Protected Bond Index Fund Class F (c) (Cost $3,469,827)	328,805	3,172,965
Short-Term Funds - 20.6%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F 0.11% (b)(c) (Cost $14,312,612)	14,312,612	$ 14,312,612
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $62,732,274)	69,377,308
NET OTHER ASSETS (LIABILITIES) - 0.0%	(4,250)
NET ASSETS - 100%	$ 69,373,058
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 13,090,373	$ 3,213,705	$ 1,991,466	$ 9,070	$ 14,312,612
Fidelity Series Commodity Strategy Fund Class F	710,419	278,151	92,074	-	715,237
Fidelity Series Global ex U.S. Index Fund	7,971,676	1,849,192	1,196,023	235,862	7,993,075
Fidelity Series Inflation-Protected Bond Index Fund Class F	2,942,860	689,383	386,410	7,066	3,172,965
Spartan Total Market Index Fund Class F	17,935,104	2,934,324	4,436,729	298,930	17,929,822
Spartan U.S. Bond Index Fund Class F	23,753,792	4,678,894	3,654,330	470,201	25,253,597
Total	$ 66,404,224	$ 13,643,649	$ 11,757,032	$ 1,021,129	$ 69,377,308
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $62,988,197. Net unrealized appreciation aggregated $6,389,111, of which $7,151,595 related to appreciated investment securities and $762,484 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2050 Fund®

December 31, 2014

1.843409.108

AFF50-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.6%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	4,889,011	$ 51,236,833
Fidelity Advisor Series Equity-Income Fund (c)	7,690,134	99,356,531
Fidelity Advisor Series Growth & Income Fund (c)	5,168,405	69,980,197
Fidelity Advisor Series Growth Opportunities Fund (c)	4,242,778	48,537,381
Fidelity Advisor Series Opportunistic Insights Fund (c)	3,050,096	45,812,439
Fidelity Advisor Series Small Cap Fund (c)	2,459,871	27,058,583
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	5,007,640	66,801,917
Fidelity Series 100 Index Fund (c)	2,223,478	29,594,496
Fidelity Series 1000 Value Index Fund (c)	976,919	11,078,260
Fidelity Series All-Sector Equity Fund (c)	4,693,115	66,407,577
Fidelity Series Commodity Strategy Fund (a)(c)	1,076,863	7,031,914
Fidelity Series Real Estate Equity Fund (c)	494,920	7,037,756
Fidelity Series Small Cap Opportunities Fund (c)	2,512,689	32,740,344
TOTAL DOMESTIC EQUITY FUNDS (Cost $479,650,269)		562,674,228
International Equity Funds - 26.4%

Fidelity Series Emerging Markets Fund (c)	3,590,125	59,811,483
Fidelity Series International Growth Fund (c)	5,441,957	73,466,417
Fidelity Series International Small Cap Fund (c)	1,097,656	16,322,137
Fidelity Series International Value Fund (c)	7,620,865	73,541,345
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $205,328,760)		223,141,382
Bond Funds - 5.6%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	533,929	$ 5,131,060
Fidelity Series Floating Rate High Income Fund (c)	423,682	4,113,952
Fidelity Series High Income Fund (c)	3,092,258	30,149,517
Fidelity Series Investment Grade Bond Fund (c)	341,807	3,913,689
Fidelity Series Real Estate Income Fund (c)	365,180	4,064,453
TOTAL BOND FUNDS (Cost $48,163,684)		47,372,671
Short-Term Funds - 1.4%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	392,569	3,670,520
Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (b)(c)	8,638,739	8,638,739
TOTAL SHORT-TERM FUNDS (Cost $12,312,556)		12,309,259
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $745,455,269)		845,497,540
NET OTHER ASSETS (LIABILITIES) - 0.0%		(155,585)
NET ASSETS - 100%		$ 845,341,955
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 54,972,038	$ 6,219,393	$ 29,678	$ 51,236,833
Fidelity Advisor Equity Growth Fund Institutional Class	51,067,793	1,376,760	53,330,328	-	-
Fidelity Advisor Series Equity-Income Fund	92,017,234	18,107,734	13,456,867	2,062,684	99,356,531
Fidelity Advisor Series Growth & Income Fund	69,043,002	10,006,809	11,271,671	2,276,370	69,980,197
Fidelity Advisor Series Growth Opportunities Fund	44,570,967	1,832,217	1,019,215	66,640	48,537,381
Fidelity Advisor Series Opportunistic Insights Fund	36,968,854	11,619,086	5,663,913	-	45,812,439
Fidelity Advisor Series Small Cap Fund	24,868,661	4,692,357	3,570,001	45,486	27,058,583
Fidelity Advisor Series Stock Selector Large Cap Value Fund	61,634,290	12,172,160	10,199,627	775,978	66,801,917
Fidelity Advisor Short Fixed-Income Fund Institutional Class	-	3,754,019	80,169	7,101	3,670,520
Fidelity Institutional Money Market Portfolio Institutional Class	-	9,106,751	468,012	2,068	8,638,739
Fidelity Series 100 Index Fund	25,916,855	5,039,577	3,776,226	587,100	29,594,496
Fidelity Series 1000 Value Index Fund	10,451,384	1,713,102	1,715,059	220,250	11,078,260
Fidelity Series All-Sector Equity Fund	60,641,247	15,616,890	9,939,282	525,008	66,407,577
Fidelity Series Commodity Strategy Fund	7,707,162	2,147,819	793,111	-	7,031,914
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Debt Fund	$ 5,634,570	$ 654,437	$ 847,371	$ 231,034	$ 5,131,060
Fidelity Series Emerging Markets Fund	46,752,364	19,078,814	3,860,425	459,558	59,811,483
Fidelity Series Floating Rate High Income Fund	780,777	4,820,110	1,194,738	83,032	4,113,952
Fidelity Series High Income Fund	54,792,146	5,734,494	27,309,013	2,510,394	30,149,517
Fidelity Series International Growth Fund	77,850,676	9,678,227	10,497,432	986,272	73,466,417
Fidelity Series International Small Cap Fund	17,948,594	1,968,104	2,174,210	150,534	16,322,137
Fidelity Series International Value Fund	78,466,476	15,238,114	9,870,996	2,999,185	73,541,345
Fidelity Series Investment Grade Bond Fund	17,488,007	2,458,839	16,254,295	224,095	3,913,689
Fidelity Series Real Estate Equity Fund	6,758,383	1,450,605	1,845,918	228,757	7,037,756
Fidelity Series Real Estate Income Fund	3,944,361	802,539	633,263	190,588	4,064,453
Fidelity Series Small Cap Opportunities Fund	30,650,952	7,502,930	4,316,749	102,789	32,740,344
Total	$ 825,954,755	$ 221,544,532	$ 200,307,284	$ 14,764,601	$ 845,497,540
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $746,510,925. Net unrealized appreciation aggregated $98,986,615, of which $106,912,729 related to appreciated investment securities and $7,926,114 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2045 Fund®

December 31, 2014

1.843408.108

AFF45-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.7%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	6,745,889	$ 70,696,920
Fidelity Advisor Series Equity-Income Fund (c)	10,597,065	136,914,075
Fidelity Advisor Series Growth & Income Fund (c)	7,126,337	96,490,607
Fidelity Advisor Series Growth Opportunities Fund (c)	5,877,195	67,235,106
Fidelity Advisor Series Opportunistic Insights Fund (c)	4,199,666	63,078,983
Fidelity Advisor Series Small Cap Fund (c)	3,390,738	37,298,121
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	6,903,501	92,092,705
Fidelity Series 100 Index Fund (c)	3,066,332	40,812,877
Fidelity Series 1000 Value Index Fund (c)	1,350,352	15,312,991
Fidelity Series All-Sector Equity Fund (c)	6,462,757	91,448,012
Fidelity Series Commodity Strategy Fund (a)(c)	1,484,858	9,696,121
Fidelity Series Real Estate Equity Fund (c)	682,428	9,704,129
Fidelity Series Small Cap Opportunities Fund (c)	3,464,658	45,144,491
TOTAL DOMESTIC EQUITY FUNDS (Cost $664,913,797)		775,925,138
International Equity Funds - 26.2%

Fidelity Series Emerging Markets Fund (c)	4,966,585	82,743,313
Fidelity Series International Growth Fund (c)	7,507,974	101,357,651
Fidelity Series International Small Cap Fund (c)	1,517,536	22,565,766
Fidelity Series International Value Fund (c)	10,206,254	98,490,347
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $282,612,855)		305,157,077
Bond Funds - 5.6%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	743,726	$ 7,147,205
Fidelity Series Floating Rate High Income Fund (c)	584,037	5,670,998
Fidelity Series High Income Fund (c)	4,274,791	41,679,216
Fidelity Series Investment Grade Bond Fund (c)	461,022	5,278,702
Fidelity Series Real Estate Income Fund (c)	503,776	5,607,031
TOTAL BOND FUNDS (Cost $66,208,081)		65,383,152
Short-Term Funds - 1.5%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	540,703	5,055,577
Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (b)(c)	11,919,910	11,919,910
TOTAL SHORT-TERM FUNDS (Cost $16,980,330)		16,975,487
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,030,715,063)		1,163,440,854
NET OTHER ASSETS (LIABILITIES) - 0.0%		(206,388)
NET ASSETS - 100%		$ 1,163,234,466
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 74,543,109	$ 7,257,215	$ 40,782	$ 70,696,920
Fidelity Advisor Equity Growth Fund Institutional Class	70,088,664	1,541,143	72,839,951	-	-
Fidelity Advisor Series Equity-Income Fund	126,915,534	22,303,380	16,020,982	2,846,176	136,914,075
Fidelity Advisor Series Growth & Income Fund	95,794,060	12,032,006	14,389,881	1,645,424	96,490,607
Fidelity Advisor Series Growth Opportunities Fund	61,851,647	2,584,371	1,568,700	92,311	67,235,106
Fidelity Advisor Series Opportunistic Insights Fund	51,228,659	14,691,132	6,828,795	-	63,078,983
Fidelity Advisor Series Small Cap Fund	34,292,434	5,863,626	4,320,009	62,580	37,298,121
Fidelity Advisor Series Stock Selector Large Cap Value Fund	85,373,705	14,790,383	12,491,063	1,068,120	92,092,705
Fidelity Advisor Short Fixed-Income Fund Institutional Class	-	5,157,994	97,547	9,803	5,055,577
Fidelity Institutional Money Market Portfolio Institutional Class	-	12,511,547	591,637	2,848	11,919,910
Fidelity Series 100 Index Fund	35,825,775	6,222,492	4,571,410	808,278	40,812,877
Fidelity Series 1000 Value Index Fund	14,436,807	2,020,391	2,012,905	303,219	15,312,991
Fidelity Series All-Sector Equity Fund	84,120,484	19,326,136	12,148,382	722,751	91,448,012
Fidelity Series Commodity Strategy Fund	10,671,834	2,800,695	955,338	-	9,696,121
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Debt Fund	$ 7,793,362	$ 834,502	$ 1,048,555	$ 320,350	$ 7,147,205
Fidelity Series Emerging Markets Fund	64,558,566	25,984,831	4,795,612	631,103	82,743,313
Fidelity Series Floating Rate High Income Fund	3,963,047	3,944,798	1,820,762	157,163	5,670,998
Fidelity Series High Income Fund	75,794,389	6,924,381	36,790,761	2,400,211	41,679,216
Fidelity Series International Growth Fund	107,806,317	11,542,117	13,054,663	1,358,562	101,357,651
Fidelity Series International Small Cap Fund	24,563,196	2,544,586	2,579,011	207,755	22,565,766
Fidelity Series International Value Fund	108,651,909	16,234,851	12,228,469	4,131,078	98,490,347
Fidelity Series Investment Grade Bond Fund	21,365,314	2,742,276	19,094,742	281,667	5,278,702
Fidelity Series Real Estate Equity Fund	9,386,219	1,762,107	2,370,860	167,397	9,704,129
Fidelity Series Real Estate Income Fund	5,456,690	917,101	697,508	249,738	5,607,031
Fidelity Series Small Cap Opportunities Fund	42,410,988	9,517,803	5,224,182	141,741	45,144,491
Total	$ 1,142,349,600	$ 279,337,758	$ 255,798,940	$ 17,649,057	$ 1,163,440,854
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $1,032,000,276. Net unrealized appreciation aggregated $131,440,578, of which $142,866,012 related to appreciated investment securities and $11,425,434 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2060 Fund®

December 31, 2014

1.9858329.100

AFF60-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 67.1%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	28,331	$ 296,906
Fidelity Advisor Series Equity-Income Fund (c)	45,903	593,068
Fidelity Advisor Series Growth & Income Fund (c)	31,314	423,989
Fidelity Advisor Series Growth Opportunities Fund (c)	24,682	282,362
Fidelity Advisor Series Opportunistic Insights Fund (c)	18,216	273,611
Fidelity Advisor Series Small Cap Fund (c)	15,040	165,445
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	30,303	404,236
Fidelity Series 100 Index Fund (c)	13,428	178,721
Fidelity Series 1000 Value Index Fund (c)	5,817	65,968
Fidelity Series All-Sector Equity Fund (c)	27,913	394,965
Fidelity Series Commodity Strategy Fund (a)(c)	6,541	42,713
Fidelity Series Real Estate Equity Fund (c)	2,977	42,338
Fidelity Series Small Cap Opportunities Fund (c)	15,296	199,301
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,374,713)		3,363,623
International Equity Funds - 25.8%

Fidelity Series Emerging Markets Fund (c)	19,329	322,015
Fidelity Series International Growth Fund (c)	32,625	440,441
Fidelity Series International Small Cap Fund (c)	6,741	100,245
Fidelity Series International Value Fund (c)	44,633	430,705
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,364,897)		1,293,406
Bond Funds - 5.7%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	2,830	$ 27,192
Fidelity Series Floating Rate High Income Fund (c)	2,540	24,660
Fidelity Series High Income Fund (c)	19,070	185,936
Fidelity Series Investment Grade Bond Fund (c)	2,013	23,050
Fidelity Series Real Estate Income Fund (c)	2,195	24,425
TOTAL BOND FUNDS (Cost $298,781)		285,263
Short-Term Funds - 1.4%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	2,360	22,063
Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (b)(c)	51,501	51,501
TOTAL SHORT-TERM FUNDS (Cost $73,619)		73,564
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,112,010)		5,015,856
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,272)
NET ASSETS - 100%		$ 5,013,584
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 319,660	$ 25,003	$ 167	$ 296,906
Fidelity Advisor Series Equity-Income Fund	-	645,052	48,696	4,058	593,068
Fidelity Advisor Series Growth & Income Fund	-	448,977	27,462	2,030	423,989
Fidelity Advisor Series Growth Opportunities Fund	-	278,496	-	381	282,362
Fidelity Advisor Series Opportunistic Insights Fund	-	294,815	22,674	-	273,611
Fidelity Advisor Series Small Cap Fund	-	175,330	12,461	277	165,445
Fidelity Advisor Series Stock Selector Large Cap Value Fund	-	437,498	27,029	4,648	404,236
Fidelity Advisor Short Fixed-Income Fund Institutional Class	-	22,631	512	28	22,063
Fidelity Institutional Money Market Portfolio Institutional Class	-	53,411	1,910	8	51,501
Fidelity Series 100 Index Fund	-	191,397	15,258	3,500	178,721
Fidelity Series 1000 Value Index Fund	-	71,148	5,587	1,294	65,968
Fidelity Series All-Sector Equity Fund	-	454,325	37,778	3,088	394,965
Fidelity Series Commodity Strategy Fund	-	49,190	978	-	42,713
Fidelity Series Emerging Markets Debt Fund	-	29,838	898	296	27,192
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Fund	$ -	$ 343,895	$ 4,905	$ 2,621	$ 322,015
Fidelity Series Floating Rate High Income Fund	-	26,654	582	202	24,660
Fidelity Series High Income Fund	-	207,420	11,283	338	185,936
Fidelity Series International Growth Fund	-	463,805	9,979	5,844	440,441
Fidelity Series International Small Cap Fund	-	103,809	2,116	914	100,245
Fidelity Series International Value Fund	-	480,405	9,526	17,902	430,705
Fidelity Series Investment Grade Bond Fund	-	38,843	15,800	119	23,050
Fidelity Series Real Estate Equity Fund	-	44,511	3,272	379	42,338
Fidelity Series Real Estate Income Fund	-	25,184	506	512	24,425
Fidelity Series Small Cap Opportunities Fund	-	205,487	14,378	430	199,301
Total	$ -	$ 5,411,781	$ 298,593	$ 49,036	$ 5,015,856
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $5,113,685. Net unrealized depreciation aggregated $97,829, of which $34,348 related to appreciated investment securities and $132,177 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 2, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 2, 2015